                                                             FILE NOS. 33-34813
                                                                       811-2143

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                            [_]

                               ----------------

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]

                      POST-EFFECTIVE AMENDMENT NO. 7                        [X]

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                            [X]
                             AMENDMENT NO. 22
                       (CHECK APPROPRIATE BOX OR BOXES.)

                               ----------------

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                          (EXACT NAME OF REGISTRANT)

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                     JOHN HANCOCK PLACE, BOSTON, MA 02117
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 572-5060

                        SANDRA M. DADALT, ESQUIRE
                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                              JOHN HANCOCK PLACE
                               BOSTON, MA 02117
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing become effective (check appropriate box)

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 1997 pursuant to paragraph (b) of Rule 485
  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefi-nite amount of the securities being offered and filed its Notice for fiscal year 1996 pursuant to Rule 24f-2 on February 26, 1997.

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

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                             CROSS REFERENCE SHEET

        FORM N-4 ITEM NO.                       SECTION IN PROSPECTUS
        -----------------                       ---------------------
 1.Cover Page.....................  Cover Page
 2.Definitions....................  Special Terms; Variable Account Valuation
                                    Procedures
 3.Synopsis or Highlights.........  Summary Information
 4.Condensed Financial Informa-
     tion.........................  Condensed Financial Information
 5.General Description of
     Registrant, Depositor and      John Hancock, The Account and the Series
     Portfolio Companies..........  Fund; Distribution of the Contracts; Voting
                                    Privileges
 6.Deductions.....................  Charges Variable Annuity Contracts
 7.General Description of Variable
     Annuity Contracts............  The Contracts; The Accumulation Period;
                                    Miscellaneous Provisions; Changes in
                                    Applicable Law-Funding and Otherwise
 8.Annuity Period.................  The Annuity Period
 9.Death Benefit..................  The Accumulation Period; The Annuity Period
10.Purchases and Contract Values..  The Contracts; The Accumulation Period;
                                    Variable Account Valuation Procedures;
                                    Performance
11.Redemptions....................  The Accumulation Period; Miscellaneous
                                    Provisions; Summary Information
12.Taxes..........................  Federal Income Taxes
13.Legal Proceedings..............  Not Applicable
14.Table of Contents of Statement
     of Additional Information....  Table of Contents of Statement of Additional
                                    Information

                                     LOGO
                                  Mutual Life
                               Insurance Company

            INDIVIDUAL COMBINATION FIXED/VARIABLE ANNUITY CONTRACTS
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                            JOHN HANCOCK PLACE

                       BOSTON, MASSACHUSETTS 02117

                      JOHN HANCOCK SERVICING OFFICE:

                               P.O. BOX 111

                       BOSTON, MASSACHUSETTS 02117

                      TELEPHONE 800-REAL LIFE (732-5543)
                               FAX 617-572-5410

                          PROSPECTUS MAY 1, 1997

 The individual deferred annuity contracts ("Contracts") described in this prospectus can be funded, at the discretion of the Owner by, at any one time, up to ten of the eighteen subaccounts of John Hancock Variable Annuity Account U ("Account"), a fixed annuity account (the "Fixed Account"), or a combination of the Fixed Account and up to nine of the subaccounts. The assets of each subaccount will be invested in a corresponding Portfolio of John Hancock Vari-able Series Trust I ("Fund"), a "series" type mutual fund advised by John Han-cock Mutual Life Insurance Company ("John Hancock"). The Fixed Account is a part of the general account of John Hancock.

 This prospectus sets forth concisely information about the Account that a prospective investor ought to know before investing. A statement of additional information for the Account, dated May 1, 1997, has been filed with the Secu-rities and Exchange Commission ("Commission") and is incorporated herein by reference. This statement, the table of contents of which appears at page 31 of this prospectus, is available upon request and without charge from the Ac-count at the address or telephone number above.

 Only the variable features of the Contracts are described in this prospectus. For a summary of the fixed features, see "Appendix--The Fixed Account and Fixed Account Value".

 For additional information pertaining to the purchase of a Contract as an In-dividual Retirement Annuity, see "Appendix--Variable Annuity Information for Individual Retirement Annuities".

 The prospectus for the Fund, which is attached to this prospectus, describes the investment objectives, policies and risks of investing in the Portfolios of the Fund: Growth & Income, Sovereign Bond, Money Market, Large Cap Growth, Managed, Real Estate Equity, International Equities, Short-Term U.S. Govern-ment, Special Opportunities, Equity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Bond, Internation-al Opportunities, and International Balanced.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS FOR THE FUND.

THE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           Page
SPECIAL TERMS.............................................................   2
SYNOPSIS OF EXPENSE INFORMATION...........................................   3
CONDENSED FINANCIAL INFORMATION...........................................   6
SUMMARY INFORMATION.......................................................   8
THE VARIABLE ANNUITY......................................................  12
JOHN HANCOCK, THE ACCOUNT AND THE SERIES FUND.............................  12
CHARGES UNDER VARIABLE ANNUITY CONTRACTS..................................  15
  Charges For Mortality And Expense Risks.................................  15
  Charges for Administrative Services.....................................  16
  Withdrawal Charge.......................................................  16
  Premium or Similar Taxes................................................  17
THE CONTRACTS.............................................................  18
 Purchase of Contracts....................................................  18
THE ACCUMULATION PERIOD...................................................  18
 Accumulation Shares......................................................  18
 Value of Accumulation Shares.............................................  18
 Transfers Among Subaccounts..............................................  19
 Surrender of Contract; Partial Withdrawals...............................  19
 Death Benefit Before Date of Maturity....................................  20
THE ANNUITY PERIOD........................................................  20
 Variable Monthly Annuity Payments........................................  21
 Assumed Investment Rate..................................................  21
 Calculation of Annuity Units.............................................  22
 Annuity Options..........................................................  22
 Option A: Life Annuity with Five, Ten or Twenty Years Certain............  22
 Option B: Life Annuity Without Refund....................................  22
 Other Conditions.........................................................  22
VARIABLE ACCOUNT VALUATION PROCEDURES.....................................  22
MISCELLANEOUS PROVISIONS..................................................  23
 Restriction on Assignment................................................  23
 Deferment of Payment.....................................................  23
 Reservation of Rights....................................................  24
 Owner and Beneficiary....................................................  24
FEDERAL INCOME TAXES......................................................  24
 The Account and John Hancock.............................................  24
 Contracts Purchased Other Than to Fund a Tax Qualified Plan..............  24
 Contracts Purchased to Fund a Tax Qualified Plan.........................  25
PERFORMANCE...............................................................  28
STATE REGULATION..........................................................  29
REPORTS...................................................................  29
VOTING PRIVILEGES.........................................................  29
 The Account..............................................................  29
 John Hancock.............................................................  30
CHANGES IN APPLICABLE LAW--FUNDING AND OTHERWISE..........................  30
LEGAL MATTERS.............................................................  30
DISTRIBUTION OF THE CONTRACTS.............................................  30
REGISTRATION STATEMENT....................................................  31
EXPERTS...................................................................  31
FINANCIAL STATEMENTS......................................................  31
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..................  31
APPENDIX--THE FIXED ACCOUNT AND FIXED ACCOUNT VALUE.......................  32
APPENDIX--VARIABLE ANNUITY INFORMATION FOR INDIVIDUAL RETIREMENT
 ANNUITIES................................................................  34
APPENDIX--ILLUSTRATIVE ACCUMULATED VALUE AND ANNUITY PAYMENT TABLES.......  35

THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE OR SOLICIT AN OFFER IN THAT STATE.

                        SYNOPSIS OF EXPENSE INFORMATION

  The purpose of this synopsis is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly or indirectly. This synopsis includes expenses of the Account as well as those of the Fund. This synopsis does not include any premium taxes that may be applicable. For a more complete description of the Account charges, see "Charges under Variable Annuity Contracts." For a more complete description of the investment advisory fee charged each Portfolio and the annual operating expenses of each Portfoli-o, see the prospectus for the Fund.

CONTRACT EXPENSES

Maximum Withdrawal Charge (as a percentage of amount surrendered)/1/.....  8.00%
Annual Contract Fee (for Contracts having an Accumulated Value of $10,000
 or less)/2/.............................................................   $30

SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
Mortality and Expense Risk Charge........................................  0.90%
Administrative Services Charge...........................................  0.50%
                                                                           ----
Total Separate Account Annual Expenses...................................  1.40%

ANNUAL FUND OPERATING EXPENSES (as a percentage of average daily net assets)

  The figures in the following chart reflect the investment management fees currently payable and the 1996 non-advisory expenses that would have been al-located to the Fund under the allocation rules currently in effect.

                                                 OTHER FUND           OTHER FUND
                                                  EXPENSES             EXPENSES
                                                   AFTER      TOTAL     ABSENT
                                         MANAGE-  EXPENSE     FUND     EXPENSE
                                          MENT   REIMBURSE- OPERATING REIMBURSE-
  FUND NAME                                FEE      MENT    EXPENSES   MENT/3/
  ---------                              ------- ---------- --------- ----------
Managed.................................  0.34%    0.03%      0.37%       N/A
Growth & Income.........................  0.25%    0.03%      0.28%       N/A
Equity Index............................  0.20%    0.25%      0.45%      1.61%
Large Cap Value.........................  0.75%    0.25%      1.00%      1.89%
Large Cap Growth........................  0.40%    0.05%      0.45%       N/A
Mid Cap Value...........................  0.80%    0.25%      1.05%      2.15%
Mid Cap Growth..........................  0.85%    0.25%      1.10%      2.34%
Special Opportunities...................  0.75%    0.12%      0.87%       N/A
Real Estate Equity......................  0.60%    0.11%      0.71%       N/A
Small Cap Value.........................  0.80%    0.25%      1.05%      2.06%
Small Cap Growth........................  0.75%    0.25%      1.00%      1.55%
International Balanced..................  0.85%    0.25%      1.10%      1.44%
International Equities..................  0.60%    0.18%      0.78%       N/A
International Opportunities.............  1.00%    0.25%      1.25%      2.76%
Short-Term U.S. Government..............  0.30%    0.25%      0.55%      0.79%
Sovereign Bond..........................  0.25%    0.06%      0.31%       N/A
Strategic Bond..........................  0.75%    0.25%      1.00%      1.57%
Money Market............................  0.25%    0.07%      0.32%       N/A

  The following examples should not be considered representations of past or future expenses; actual expenses may be greater than or less than those shown above.

                                    EXAMPLES

 If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual re-turn on assets:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
MANAGED.........................................  $91    $129    $161     $215
GROWTH & INCOME.................................   90     126     156      205
EQUITY INDEX....................................   91     132     165      223
LARGE CAP VALUE.................................   97     148     193      280
LARGE CAP GROWTH................................   91     132     165      223
MID CAP VALUE...................................   97     150     196      285
MID CAP GROWTH..................................   98     151     198      290
SPECIAL OPPORTUNITIES...........................   96     144     187      267
REAL ESTATE EQUITY..............................   94     140     179      250
SMALL CAP VALUE.................................   97     150     196      285
SMALL CAP GROWTH................................   97     148     193      280
INTERNATIONAL BALANCED..........................   98     151     198      290
INTERNATIONAL EQUITIES..........................   95     142     182      257
INTERNATIONAL OPPORTUNITIES.....................   99     156     206      304
SHORT-TERM US GOVERNMENT........................   92     135     170      234
SOVEREIGN BOND..................................   90     127     158      208
STRATEGIC BOND..................................   97     148     193      280
MONEY MARKET....................................   90     128     159      209

 If you annuitize at the end of the applicable time period, or if you do not surrender your contract, you would pay the following expenses on a $1,000 in-vestment, assuming 5% annual return on assets:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
MANAGED.........................................  $19     $58     $99     $215
GROWTH & INCOME.................................   18      55      94      205
EQUITY INDEX....................................   19      60     103      223
LARGE CAP VALUE.................................   25      77     131      280
LARGE CAP GROWTH................................   19      60     103      223
MID CAP VALUE...................................   25      78     134      285
MID CAP GROWTH..................................   26      80     136      290
SPECIAL OPPORTUNITIES...........................   24      73     125      267
REAL ESTATE EQUITY..............................   22      68     116      250
SMALL CAP VALUE.................................   25      78     134      285
SMALL CAP GROWTH................................   25      77     131      280
INTERNATIONAL BALANCED..........................   26      80     136      290
INTERNATIONAL EQUITIES..........................   23      70     120      257
INTERNATIONAL OPPORTUNITIES.....................   27      84     143      304
SHORT-TERM US GOVERNMENT........................   20      63     108      234
SOVEREIGN BOND..................................   18      56      96      208
STRATEGIC BOND..................................   25      77     131      280
MONEY MARKET....................................   18      56      96      209

  1 Actual Withdrawal Charge charged may be lower, as the charge falls after the third Contract year and limited free partial withdrawals are allowed.

        Years from date
         of deposit to                                                Withdrawal
       date of withdrawal                                               Charge
       ------------------                                             ----------
       7 or more.....................................................      0%
       5 but less than 7.............................................      6%
       3 but less than 5.............................................      7%
       less than 3...................................................      8%

 An Owner may withdraw in any Contract year up to 10% of the Accumulated Value of the Contract as of the beginning of the Contract year without any charges.

  2 The annual contract fee is deducted on Contracts having an Accumulated Value of less than $10,000. The contract fee is deducted at the beginning of each Contract year after the first and at a full surrender during a Contract Year. The contract fee is assessed only during the Accumulation Period. In the preceding Examples, the annual contract fee has been expressed as an annual percentage of assets based on the average Contract size at December 31, 1996.


  3 John Hancock reimburses a Portfolio when the Portfolio's annual Other Ex-penses exceed 0.25% of its average daily net asset value.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
CONDENSED FINANCIAL INFORMATION

-------------------------------------------------------------------------------
 The table below reflects the historical information for a share outstanding throughout the period for John Hancock Variable Account U.
 SELECTED DATA FOR EACH ACCUMULATION SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                                                        PERIOD FROM
                                                                                                          JULY 27,
                           YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    1990 TO
                          DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                              1996         1995         1994         1993         1992         1991         1990
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------
GROWTH & INCOME
 SUBACCOUNT
Accumulation share val-
 ue:
 Beginning of period....      $19.003      $14.359      $14.642      $13.101      $12.211      $ 9.821     $10.000
 End of period..........      $22.505      $19.003      $14.359      $14.642      $13.101      $12.211     $ 9.821
Number of Accumulation
 Shares outstanding at
 end of period..........   20,011,363   19,861,908   17,864,128   13,460,804    8,177,334    3,993,249     632,144
SOVEREIGN BOND
 SUBACCOUNT
Accumulation share val-
 ue:
 Beginning of period....      $15.701      $13.320      $13.863      $12.690      $11.951      $10.390     $10.000
 End of period..........      $16.119      $15.701      $13.320      $13.863      $12.690      $11.951     $10.390
Number of Accumulation
 Shares outstanding at
 end of period..........   12,517,535   13,974,544   14,093,236   14,069,545    9,659,805    4,799,666     570,608
MONEY MARKET SUBACCOUNT
Accumulation share val-
 ue:
 Beginning of period....      $11.952      $11.457      $11.161      $10.982      $10.736      $10.282     $10.000
 End of period..........      $12.414      $11.952      $11.457      $11.161      $10.982      $10.736     $10.282
Number of Accumulation
 Shares outstanding at
 end of period..........    3,579,555    3,658,467    3,625,288    1,718,995    1,300,491    1,002,412     382,238
LARGE CAP GROWTH
 SUBACCOUNT
Accumulation share val-
 ue:
 Beginning of period....      $19.225      $14.833      $15.191      $13.535      $12.484      $10.091     $10.000
 End of period..........      $22.456      $19.225      $14.833      $15.191      $13.535      $12.484     $10.091
Number of Accumulation
 Shares outstanding at
 end of period..........    8,238,974    8,352,298    7,394,451    4,898,376    2,478,872    1,108,775      75,602
MANAGED SUBACCOUNT
Accumulation share value
 Beginning of period....      $17.115      $13.656      $14.164      $12.869      $12.116      $10.072     $10.000
 End of period..........      $18.686      $17.115      $13.656      $14.164      $12.869      $12.116     $10.072
Number of Accumulation
 Shares outstanding at
 end of period..........   61,132,257   64,645,449   65,922,648   56,174,089   33,205,067   12,531,323   1,779,949
REAL ESTATE EQUITY
 SUBACCOUNT
Accumulation share value
 Beginning of period....      $16.586      $14.977      $14.764      $12.763      $11.157      $ 8.474     $10.000
 End of period..........      $21.764      $16.586      $14.977      $14.764      $12.763      $11.157     $ 8.474
Number of Accumulation
 Shares outstanding at
 end of period..........    3,847,062    4,042,426    5,146,666    3,724,118      652,599      187,260       8,341
INTERNATIONAL EQUITIES SUBACCOUNT
Accumulation share value
 Beginning of period....      $13.387      $12.560      $13.565      $10.413      $10.737      $ 8.825     $10.000
 End of period..........      $14.404      $13.387      $12.560      $13.565      $10.413      $10.737     $ 8.825
Number of Accumulation
 Shares outstanding at
 end of period..........    4,551,590    4,932,128    5,764,133    2,508,258      609,805      274,463      92,726

                                                                 PERIOD FROM
                                                              SEPTEMBER 23, 1995
                                                               (COMMENCEMENT OF
                             YEAR ENDED        YEAR ENDED       OPERATIONS) TO
                          DECEMBER 31, 1996 DECEMBER 31, 1995 DECEMBER 31, 1995
                          ----------------- ----------------- ------------------
SHORT-TERM U.S. GOVERNMENT SUBACCOUNT
Accumulation share value
  Beginning of period...        $10.899            $9.913          $10.000
  End of period.........        $11.136           $10.899           $9.913
Number of Accumulation
 Shares outstanding at
 end of period..........        585,831           533,029           58,767
SPECIAL OPPORTUNITIES
 SUBACCOUNT
Accumulation share value
  Beginning of period...        $13.289            $9.912          $10.000
  End of period.........        $17.080           $13.289           $9.912
Number of Accumulation
 Shares outstanding at
 end of period..........      2,635,223         1,038,790          155,604

                                                         PERIOD FROM MAY 1, 1996
                                                            (COMMENCEMENT OF
                                                             OPERATIONS) TO
                                                            DECEMBER 31, 1996
                                                         -----------------------
EQUITY INDEX SUBACCOUNT
Accumulation Share Value
  Beginning of Period..................................          $10.000
  End of Period........................................          $11.317
Number of Accumulation Shares outstanding at end of pe-
 riod..................................................          391,237
LARGE CAP VALUE
Accumulation Share Value
  Beginning of Period..................................          $10.000
  End of Period........................................          $11.284
Number of Accumulation Shares outstanding at end of
 period................................................          254,841
MID CAP GROWTH SUBACCOUNT
Accumulation Share Value
  Beginning of Period..................................          $10.000
  End of Period........................................          $10.173
Number of Accumulation Shares outstanding at end of pe-
 riod..................................................          266,458
MID CAP VALUE SUBACCOUNT
Accumulation Share Value
  Beginning of Period..................................          $10.000
  End of Period........................................          $11.510
Number of Accumulation Shares outstanding at end of pe-
 riod..................................................           93,392
SMALL CAP GROWTH SUBACCOUNT
Accumulation Share Value
  Beginning of Period..................................          $10.000
  End of Period........................................          $ 9.857
Number of Accumulation Shares outstanding at end of pe-
 riod..................................................          429,750
SMALL CAP VALUE SUBACCOUNT
Accumulation Share Value
  Beginning of Period..................................          $10.000
  End of Period........................................          $10.931
Number of Accumulation Shares outstanding at end of pe-
 riod..................................................          160,674
STRATEGIC BOND SUBACCOUNT
Accumulation Share Value
  Beginning of Period..................................          $10.000
  End of Period........................................          $10.572
Number of Accumulation Shares outstanding at end of pe-
 riod..................................................          239,685
INTERNATIONAL OPPORTUNITIES SUBACCOUNT
Accumulation Share Value
  Beginning of Period..................................          $10.000
  End of Period........................................          $10.573
Number of Accumulation Shares outstanding at end of pe-
 riod..................................................          218,939
INTERNATIONAL BALANCED SUBACCOUNT
Accumulation Share Value
  Beginning of Period..................................          $10.000
  End of Period........................................          $10.573
Number of Accumulation Shares outstanding at end of
 period................................................           72,243

                                 SPECIAL TERMS

 As used in this prospectus, the following terms have the indicated meanings:

ACCUMULATION SHARE: a unit of measurement used in determining the value of a Contract prior to the commencement of annuity payments or, if earlier, contract lapse. The value of an Accumulation Share for each subaccount will reflect the investment performance of that subaccount and will vary in dollar amount.

ACCUMULATED VALUE OF A CONTRACT: total value of the Accumulation Shares in that Contract plus the Fixed Account Value of that Contract, if any.

ANNUITANT: the person on whose life the Contract is issued.

ANNUITY OPTION: the provisions under which a series of annuity payments is made to the Annuitant or other payee, such as the Life Annuity with Twenty Years Certain.

ANNUITY UNIT: a unit of measurement used in determining the amount of each var-iable annuity payment. The value of an Annuity Unit for each subaccount will depend upon the assumed investment rate and the investment performance of that subaccount and will vary in dollar amount.

BENEFICIARY: the person who receives the proceeds in the event of the death of the Owner or the Annuitant.

CODE: the Internal Revenue Code of 1986, as amended.

CONTRACT YEAR: a period between anniversaries of the date of issue of the Con-tract.

FIXED ACCOUNT: an account that is part of John Hancock's general account in which all or part of the Accumulated Value may be held for accumulation at fixed rates of interest (not less than an effective annual rate of 3.0%) de-clared by John Hancock periodically at its discretion.

OWNER: the person or entity, usually the one to whom the Contract is issued, who has the sole right to exercise all rights and privileges under the Contract except as otherwise provided in the Contract.

DATE OF MATURITY OF A CONTRACT: the date elected by the Owner as of which annu-ity payments will commence. The election is subject to certain conditions de-scribed in "The Annuity Period".

MINIMUM DEATH BENEFIT: the undertaking of John Hancock under a Contract to make a payment on the death of the Annuitant at any time before the Contract anni-versary nearest the Annuitant's 75th birthday equal to the greater of the ag-gregate amount of the purchase payments made under the Contract (reduced to re-flect partial withdrawals) or the Accumulated Value of the Contract next deter-mined following John Hancock's receipt of due proof of death. See "The Accumu-lation Period--Death Benefit Before Date of Maturity".

NET PURCHASE PAYMENT: the amount of any purchase payment reduced by applicable taxes, if any, based on the amount of the purchase payment.

SURRENDER VALUE: a cash payment made prior to a Contract's maturity, equal to all or part of the Accumulation Shares credited to the Contract, less any With-drawal Charge and contract fee.

                              SUMMARY INFORMATION

 The Contracts are designed both for purchase by individuals doing their own retirement planning, including plans and trusts not qualifying under the In-ternal Revenue Code of 1986 ("Code") and for purchase for persons participat-ing in (1) pension and profit-sharing plans qualified under Section 401(c) of the Code, known as "H.R. 10 plans", (2) pension or profit-sharing plans quali-fied under Sections 401(a) or 403(a) of the Code, known as "corporate plans",
(3) annuity purchase plans adopted under the provisions of Section 403(b) of the Code by public school systems and certain other tax-exempt organizations,
(4) individual retirement annuity plans satisfying the requirements of Section 408 of the Code, and (5) deferred compensation plans maintained by a state or political subdivision under Section 457 of the Code.

 In order to accommodate "employer-related" plans funded by the Contracts, contract forms using "unisex" purchase rates, i.e. rates the same for males and females, are available. Any questions you have as to whether you are par-ticipating in an employer-related plan should be directed to your employer. Any other question you or your employer may have with respect to this topic can be asked John Hancock by calling 800-REAL LIFE (732-5543) or by writing John Hancock Servicing Office, Post Office Box 111, Boston, MA 02117.

THE CONTRACTS

 The Contracts offered are deferred annuity Contracts under which purchase payments may be made in a lump sum or at intervals until the maturity date se-lected by the Owner, at which time annuity payments by John Hancock will be-gin, if so elected by the Owner.

 An application for a Contract is available from a sales representative. Upon completion, it is transmitted along with the purchase payment to John Hancock's Servicing Office for review. (See "Distribution of the Contracts".)

 John Hancock also issues variable annuity contracts that charge a front-end sales load and other forms of variable annuity contracts that an annual de-ferred sales load. These contracts are offered by means of other prospectuses, but use the same underlying Fund.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

 The Account is a separate investment account of John Hancock, operated as a unit investment trust, which supports benefits payable under its Contracts. There are currently eighteen subaccounts within the Account: Growth & Income, Sovereign Bond, Money Market, Large Cap Growth, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Eq-uity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Bond, International Opportunities, and Internation-al Balanced. The assets of each subaccount are invested in the corresponding Portfolio of the Fund.

 Each Portfolio has a different investment objective. As stated below, John Hancock receives a fee from the Fund for providing investment management serv-ices. Independence Investment Associates, Inc. ("IIA"), provides sub-invest-ment management services with respect to the Growth & Income, Large Cap Growth, Managed, Short-Term U.S. Government, and Real Estate Equity Portfoli-os.

 John Hancock Advisers, Inc., and John Hancock Advisers International Limited provide sub-investment management services for the International Equities Portfolio. John Hancock Advisers provides sub-investment managment services for the Sovereign Bond, Small Cap Growth and Special Opportunities Portfolios.

 T. Rowe Price Associates, Inc., provides sub-investment advice to the Large Cap Value Portfolio and its subsidiary, Rowe Price-Fleming International, Inc., provides sub-investment advice with respect to the International Oppor-tunities Portfolio.

 State Street Bank & Trust, N.A., is the sub-investment adviser to the Equity Index Portfolio. INVESCO Management & Research is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporations the sub-invest-ment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, pro-vides sub-investment advice with respect to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., provides sub-investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., does likewise with respect to the International Balanced Portfolio. Each sub-investment manager receives an annual percentage fee from John Hancock for these services which in no way increases the costs borne by the Fund, the Account, or Owners.

 For a full description of the Fund, see the prospectus for the Fund following at the end of this prospectus.

PRINCIPAL UNDERWRITER OF THE ACCOUNT

 John Hancock Distributors, Inc., a registered broker-dealer since 1968, makes Contracts available through its registered representatives licensed to sell life insurance policies and annuity contracts.

INVESTMENT OF PURCHASE PAYMENTS

 Purchase payments received under Contracts, after deduction of premium or similar taxes, if applicable, are allocated by John Hancock to one or more of the variable subaccounts and the Fixed Account, as directed by the Owner.

 Purchase payments should be mailed to John Hancock Servicing Center, Post Of-fice Box 111, Boston, MA 02117.

MINIMUM AND MAXIMUM PURCHASE PAYMENTS

 The initial purchase payment under a Contract must be at least $1,000; there-after any periodic payment must be at least $50.

 The maximum amount that can be deposited in or transferred to any one of the subaccounts per Contract Year is $500,000. The maximum amount that can be de-posited in or transferred to the Fixed Account per Contract Year is $100,000, exclusive of the initial deposit which can be as large as $500,000. Deposits in or transfers to the Fixed Account can only be made during the first 10 Con-tract Years. These limits may be waived by John Hancock.

ACCOUNT FEES

 The charges made directly to the Account aggregate 1.40% per annum of the av-erage daily net asset value of the Account and are made up of daily charges aggregating .90% annually for mortality and expense risks assumed (0.45% on an annual basis for mortality risks and 0.45% on an annual basis for expense risks) and 0.50% for certain administrative services. (See "Charges Under Var-iable Annuity Contracts--Charges for Administrative Services.")

FUND CHARGES

 Investment management fees at annual rates ranging from 0.20% to 1.00% of av-erage daily net assets are paid by the Portfolios to John Hancock. The Portfo-lios also incur charges for other expenses incurred in their operations. In-vestment management fees and other expenses are reflected in the net asset value of each Portfolio's shares. For a description of these charges and ex-penses, see the prospectus for the Fund. (See also "Synopsis of Expense Infor-mation" in this prospectus.)

SALES DEDUCTIONS UPON WITHDRAWALS

 A Withdrawal Charge (a contingent deferred sales charge), if applicable, is deducted from amounts withdrawn prior to maturity. The aggregate Withdrawal Charges assessed against a Contract will never exceed 8% of the total purchase payments received. (See "Charges Under Varia-ble Annuity Contracts--Withdrawal Charge.")

OTHER CHARGES OR DEDUCTIONS

 Deductions are made for any applicable taxes based on the amount of a pur-chase payment; currently such taxes in certain states are no more than 3% of each purchase payment. (See "Charges Under Variable Annuity Contracts--Premium or Similar Taxes.")

 Charges are made for any taxes or interest expense attributable to the Ac-count. An annual contract fee of $30 is deducted on Contracts having an Accu-mulated Value of less than $10,000. John Hancock reserves the right to in-crease the contract fee up to $50, subject to state regulations. (See "Charges Under Variable Annuity Contracts--Charges for Administrative Services.")

WITHDRAWAL PRIOR TO MATURITY

 At any time before annuity payments begin, if the Annuitant is living, a Con-tract may be surrendered in full for its Surrender Value or a portion of the value of the Contract may be withdrawn, subject to certain limits. (See "The Accumulation Period--Surrender of Contract; Partial Withdrawals.") A 10% pen-alty tax may be applicable to the taxable portion (earnings) withdrawn before the Owner attains age 59 1/2.

GUARANTEED MINIMUM DEATH BENEFIT

 Contracts include a death benefit. The amount depends upon whether the Annui-tant dies before or after the Contract anniversary nearest his or her 75th birthday. If before that date, the death benefit is the greater of (a) the Ac-cumulated Value of the Contract or (b) the purchase payments made under the Contract, adjusted for any prior partial withdrawals. If after that date, the death benefit is equal to the Accumulated Value of the Contract.

 However, if the Contract is used to fund an annuity purchase plan adopted un-der Section 403(b) of the Code by a public school system or by a tax-exempt organization as defined in Section 501(c)(3) of the Code, or is purchased oth-er than to fund a tax-qualified plan, the death benefit may be payable on the death of the Owner of the Contract and in an amount different than that which would have been payable on the Annuitant's death. (See "The Accumulation Peri-od--Death Benefit Before Date of Maturity.")

10 DAY FREE-LOOK PROVISION

 An Owner may surrender the Contract for any reason within 10 days after its receipt and receive in cash the Accumulated Value of the Contract, plus any deductions previously made from purchase payments for premium or similar tax-es. Owners surrendering Contracts issued in North Carolina, South Carolina, Washington, West Virginia, and Utah will receive gross purchase payments made. If the Contract is issued in California to an Owner 60 years of age or older, the Owner may surrender the Contract within 30 days after its receipt, and, in that event, the gross purchase payments made will be refunded to the Owner.

                             THE VARIABLE ANNUITY

 A variable annuity is significantly different from a fixed annuity in that it is the Owner and Annuitant under a variable annuity who assume the risk of in-vestment gain or loss rather than the insurance company. While under a fixed annuity the insurance company guarantees a specified interest rate and speci-fied monthly annuity payments, the amounts of annuity payments under a varia-ble annuity are not guaranteed and will vary with the investment performance of the portfolio securities in the underlying Fund.

 Based upon the Owner's investment objective, the Owner directs the allocation of purchase payments and Accumulated Values among the subaccounts on a contin-uing basis. There can be no assurance that these investment objectives will be achieved.

                 JOHN HANCOCK, THE ACCOUNT AND THE SERIES FUND

JOHN HANCOCK

 John Hancock is a mutual life insurance company chartered in Massachusetts in 1862. Its Home Office is at 200 Clarendon Street, Boston, Massachusetts 02117. It conducts a conventional life insurance business in all of the United States, the District of Columbia and Puerto Rico. John Hancock sells insurance policies and annuity contracts directly to customers or through a career agen-cy system, banks, or broker/dealers.

THE ACCOUNT

 The Account is a separate account established under Massachusetts law on Jan-uary 14, 1985. The Account, although an integral part of John Hancock, meets the definition of a "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Three of the Account's subaccounts replaced the six management-type investment companies previously established by John Han-cock. Pursuant to a reorganization as of February 20, 1987, the investment as-sets formerly held in these Accounts were contributed to the Growth & Income (formerly, Stock), Sovereign Bond (formerly, Bond), and Money Market Portfoli-os, as appropriate, of the Fund. This reorganization was accomplished by di-viding the former Variable Account A into three subaccounts and renaming it the John Hancock Variable Annuity Account U ("Account").

 The Account's assets are the property of John Hancock and the obligations un-der the Contracts are the obligations of John Hancock. Each Contract provides that the portion of the Account's assets equal to the reserves and other lia-bilities under the Contract with respect to the Account shall not be chargea-ble with liabilities arising out of any other business John Hancock may con-duct. In addition to the net assets and other liabilities for Contracts, the Account's assets include assets derived from charges made by John Hancock and, possibly, funds contributed by John Hancock to commence operation of the subaccounts or their predecessors. From time to time these additional assets may be transferred in cash by John Hancock to its general account. Before mak-ing any such transfer, John Hancock will consider any possible adverse impact the transfer might have on any subaccount.

 Income, gains and losses, whether or not realized, from assets allocated to the Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of John Hancock.

 There currently are eighteen subaccounts in the Account: Growth & Income, Sovereign Bond, Money Market, Large Cap Growth, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Eq-uity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Bond, International Opportunities, and Internation-al Balanced. The assets in each are invested in a separate class of shares is-sued by the Fund, but the assets of one subaccount are not necessarily legally insulated from liabilities associated with another subaccount. New subaccounts may be added and made available to Owners.

THE SERIES FUND

 The Fund is a "series" type of mutual fund which is registered under the 1940 Act as an open-end diversified management investment company and organized as a Massachusetts business trust. The Fund serves as the investment medium for the Account and other unit investment trust separate accounts established by John Hancock and John Hancock Variable Life Insurance Company for variable life insurance policies and variable annuity contracts. A full description of the Fund, its investment objectives, policies and restrictions, its charges and expenses, and all other aspects of its operation is contained in the at-tached prospectus (which should be read carefully before investing) and the statement of additional information referred to therein, which should be read together with this prospectus. Among other items, note the description of the need to monitor events on the part of the Fund's Board of Trustees for possi-ble conflicts between separate accounts and other consequences.

 The following is a brief summary of the investment objectives of each Portfo-lio.

 Growth & Income Portfolio

 The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and se-curities convertible into or with rights to purchase common stocks) of compa-nies believed to offer growth potential over both the intermediate and the long term.

 Sovereign Bond Portfolio

 The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk, through investment primarily in a diversified portfolio of freely marketable debt securities. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation.

 Money Market Portfolio

 The investment objective of this Portfolio is to provide maximum current in-come consistent with capital preservation and liquidity. It seeks to achieve this objective by investing in a managed portfolio of high quality money mar-ket instruments.

 Large Cap Growth Portfolio

 The investment objective of this Portfolio is to achieve above-average capi-tal appreciation through the ownership of common stocks of companies believed by management to offer above-average capital appreciation opportunities. Cur-rent income is not an objective of the Portfolio.

 Managed Portfolio

 The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and oth-er fixed income securities and in money market instruments.

 Real Estate Equity Portfolio:

 The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

 International Equities Portfolio:

 The investment objective of this Portfolio is to achieve long-term growth of capital by investing primarily in foreign equity securities.

 Short-Term U.S. Government Portfolio:

 The investment objective of this Portfolio is to provide a high level of cur-rent income consistent with the maintenance of principal, through investment in a portfolio of short-term U.S. Treasury securities and U.S. Government agency securities.

 Special Opportunities Portfolio:

 The investment objective of this Portfolio is to achieve long-term capital appreciation by emphasizing investments in equity securities of issuers in various economic sectors.

 Equity Index Portfolio

 The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U. S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

 Large Cap Value Portfolio

 The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investment in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

 Mid Cap Growth Portfolio

 The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing largely in common stocks of medium capitalization companies.

 Mid Cap Value Portfolio

 The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitali-zation companies believed to sell at a discount to their intrinsic value.

 Small Cap Growth Portfolio

 The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

 Small Cap Value Portfolio

 The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

 Strategic Bond Portfolio

 The investment objective of this Portfolio is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity, from a portfolio of domestic and international fixed income securities.

 International Opportunities Portfolio

 The investment objective of this Portfolio is to provide capital appreciation through investment in common stocks of primarily well-established, non-United States companies.

 International Balanced Portfolio

 The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through invest-ment in non-U.S. equity and fixed income securities.

 John Hancock acts as the investment manager for the Fund. Independence In-vestment Associates, Inc. ("IIA"), an indirectly-owned subsidiary of John Han-cock with its principal place of business at 53 State Street, Boston, MA 02109, provides sub-investment advice with respect to the Growth & Income, Large Cap Growth, Managed, Real Estate Equity, and Short-Term U.S. Government Portfolios.

 John Hancock Advisers, Inc., another directly-owned subsidiary, located at 101 Huntington Avenue, Boston, MA 02199 and its subsidiary, John Hancock Ad-visers International, Limited, located at 34 Dover Street, London, England, provide sub-investment advice with respect to the International Equities Port-folio. John Hancock Advisers provides sub-investment advice with respect to the Sovereign Bond, Small Cap Growth, and Special Opportunities Portfolios.

 T. Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and its subsidiary, Rowe Price-Fleming International, Inc., also lo-cated at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment ad-vice with respect to the International Opportunities Portfolio.

 State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is the sub-investment adviser to the Equity Index Portfolio. INVESCO Management & Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corpo-ration, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Man-agement Inc., located at 522 Fifth Avenue, New York, NY 10036, provides in-vestment advice with respect to the Strategic Bond Portfolio and Brinson Part-ners, Inc., of 209 South LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

 John Hancock will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios of the Fund which corresponds to the subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid. Any such distribution will result in a reduction in the value of the Fund shares of the Portfolio from which the distribution was made. The total net asset value of the Account will not change because of such distribution, however.

 On each Valuation Date, shares of each Portfolio are purchased or redeemed by John Hancock for each subaccount based on, among other things, the amount of net purchase payments allocated to the subaccount, dividends and distributions reinvested, transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date.

                   CHARGES UNDER VARIABLE ANNUITY CONTRACTS

 CHARGES FOR MORTALITY AND EXPENSE RISKS

 While the variable annuity payments to Annuitants will vary in accordance with the investment performance of the Account, the amount of such payments will not be decreased because of adverse mortality experience of Annuitants as a class or because of an increase in actual expenses of John Hancock over the expense charges provided for in the Contracts. John Hancock assumes the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. John Hancock also provides a minimum death benefit and waives Withdrawal Charges upon the death of the Annuitant.

 In return for the assumption of these mortality and expense risks, John Han-cock charges the Account daily 0.001233% (0.45% on an annual basis) of the current value of Account net assets for mortality risks and 0.001233% (0.45% on an annual basis) for expense risks.

 CHARGES FOR ADMINISTRATIVE SERVICES

 John Hancock maintains an account for each Owner and Annuitant and makes all disbursements of benefits. John Hancock also furnishes such administrative and clerical services, including the calculation of Accumulation Share values and the values and interests determined thereby, as are required for each subaccount. John Hancock makes disbursements from Account funds to pay obliga-tions chargeable to the Account and maintains the accounts, records, and other documents relating to the business of the Account required by regulatory au-thorities.

 For these and other administrative services, John Hancock makes a daily charge to the Account of 0.001370% (0.50% on an annual basis) of the current value of its net assets and assesses, during the Accumulation Period, a con-tract fee of $30 on Contracts having an Accumulated Value of less than $10,000. The contract fee will be deducted at the beginning of each Contract Year after the first and at a full surrender during a Contract Year. John Han-cock reserves the right to increase this fee up to a maximum of $50 subject to state regulations. The contract fee will be deducted from each subaccount and the Fixed Account in the same proportion that the Accumulated Value of the Contract in that subaccount or Fixed Account bears to the full Accumulated Value of the Contract. However, the portion of the contract fee allocated to the Fixed Account will not be deducted from the Fixed Account to the extent it would result in an accumulation of purchase payments or other amounts allocat-ed to the Fixed Account at less than the guaranteed minimum rate of 3 percent. In such case, the unpaid portion of the contract fee allocable to the Fixed Account will be deducted proportionately from the subaccounts, if any.

 The administrative services charges were not designed, nor are they expected, to exceed John Hancock's cost in providing these services.

 WITHDRAWAL CHARGE

 A Withdrawal Charge, a contingent deferred sales charge, may be assessed whenever a Contract is surrendered for cash prior to maturity ("total with-drawal" or "surrender") or whenever an amount less than the total Accumulated Value of the Contract is withdrawn from a Contract prior to maturity ("partial withdrawal"). This charge is used to help defray expenses relating to the sales of the Contracts, including commissions paid to selling agents and other distribution costs.

 An Owner may withdraw in any one Contract Year up to 10% of the Accumulated Value of the Contract as of the beginning of the Contract Year without the as-sessment of any charges. If in any Contract Year the Owner withdraws an aggre-gate amount in excess of 10% of the Accumulated Value of the Contract as of the beginning of the Contract Year, the amount withdrawn in excess of 10% sub-jects the Contract to a Withdrawal Charge to the extent that the excess is at-tributable to purchase payments made within seven years of the date of with-drawal or surrender.

 Withdrawal Charges are based upon the purchase payments made to date and are assessed as follows:

                            YEARS FROM DATE OF
                            DEPOSIT TO DATE OF                        WITHDRAWAL
                                WITHDRAWAL                              CHARGE
      --------------------------------------------------------------- ----------
      7 or more......................................................     0%
      5 but less than 7..............................................     6%
      3 but less than 5..............................................     7%
      less than 3....................................................     8%

In no event will the aggregate Withdrawal Charges against a Contract ever ex-ceed 8% of the total purchase payments received.

 Whenever a Withdrawal Charge is imposed, it is deducted from each of the subaccounts and the Fixed Account in the proportion that the Accumulated Value from each bears to the total Accumulated Value. All amounts withdrawn plus all contract fees and Withdrawal Charges are assumed to be deducted first from the earliest purchase payment, and then from the next earliest purchase payment, and so forth until all payments have been exhausted, satisfying the first in-- first out ("FIFO") method of accounting. Further withdrawals will be deducted from earnings, to which no Withdrawal Charge will apply. For a discussion of the taxation of partial withdrawals, see "Federal Income Taxes--Partial Withdrawals Before Annuity Starting Date."

 To the extent that any Withdrawal Charge is applicable when a total or par-tial withdrawal is requested, the Accumulated Value of the Contract will be reduced by the amount of the Withdrawal Charge in addition to the actual dol-lar amount sent to the recipient. The Withdrawal Charge is calculated based upon the full amount by which the Accumulated Value is reduced, subject to the conditions noted above.

 For example, assume a Contract is issued on January 1, 1991, that the Owner makes purchase payments of $5,000 on January 1, 1991, $1,000 on January 1, 1992, and $1,000 on January 1, 1993. Assume that the Accumulated Value of the Contract on January 1, 1994, is $9,000 and that a partial withdrawal is made by the Owner in the amount of $6,000 (no tax withholding) on June 1, 1994. The Withdrawal Charge in this case, assuming no prior partial withdrawals, would equal $399.89.

 In calculating the Withdrawal Charge under the FIFO method, the January 1, 1991, $5,000 purchase payment is first reduced by the three $30 Contract Fees on January 1, 1992, 1993, and 1994, i.e., to $4,910. Ten percent of the Accu-mulated Value on January 1, 1994, i.e., $900 is then deducted.

 The remaining balance of the $5,000 January 1, 1991, purchase payment, i.e., $4,010, is then withdrawn in its entirety and is assessed a Withdrawal Charge of $280.70 (.07 x $4,010). All of the $1,000 January 1, 1992, purchase payment is to be withdrawn and is assessed a Withdrawal Charge of $80 (.08 x $1,000). To make up the remainder of the $6,000 paid to the Owner, $489.89 is withdrawn from the January 1, 1993, purchase payment. This is assessed a Withdrawal Charge of $39.19 (.08 x $489.89).

 Therefore, the total amount paid to the Owner is $6,000 and the total With-drawal Charge is $399.89.

 Withdrawals made prior to the Owner attaining age 59 1/2 may be subject to certain adverse tax consequences. An IRS excise tax of 10% is generally appli-cable to the taxable portion (earnings) of a premature withdrawal from the Contract. (See "Federal Income Taxes--Penalty for Premature Withdrawals.")

 To the extent that the proceeds from the Withdrawal Charges may be insuffi-cient to cover distribution costs, John Hancock may recover them from its gen-eral account assets which may consist of, among other things, proceeds derived from mortality and expense risk charges deducted from the Account.

 PREMIUM OR SIMILAR TAXES

 Several states and local governments impose a premium or similar tax on annu-ities. Currently, such taxes range up to 3% of Accumulated Value applied to an Annuity Option. Ordinarily, any state-imposed premium or similar tax will be deducted from the Accumulated Value of the Contract at the time of annuitization. Where required by local law, these taxes will be deducted from premiums.

 The charges described above (exclusive of taxes) and the Contracts' annuity purchase rates will apply for the duration of each Contract and, except as noted above, will not be increased by John Hancock. However, these charges do not include all of the expenses which may be incurred for the account of Own-ers and Annuitants. Additional charges will be made directly to the Account for taxes, if any, based on the income of, capital gains of, assets in, or the existence of, the Account and interest on funds borrowed. Moreover, the Ac-count purchases and redeems shares of the Fund at net asset value, a value which reflects the deduction from the assets of the Fund of its investment management fee and of certain operating expenses described briefly under "Sum-mary Information."

                                 THE CONTRACTS

 The descriptions herein are based on certain provisions of the Contracts of-fered by this Prospectus. Reference should be made to the actual Contracts and to the terms and limitations of any tax-qualified plan which is to be funded by such Contracts. Tax-qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the ad-visability of taking certain action permitted thereby.

 PURCHASE OF CONTRACTS

 The sales representative will assist in the completion of the application for the Contract and will be responsible for its transmittal, together with the necessary purchase payment, to John Hancock's Servicing Office. If the appli-cation is complete and the Contract applied for is suitable, the Contract will be issued and thereafter delivered by the sales representative. If the com-pleted application is received in proper order, the initial purchase payment accompanying the completed application is applied within two business days af-ter receipt. If an initial purchase payment is not applied within five busi-ness days after receipt, it will be refunded unless John Hancock has received the consent of the applicant to retain the purchase payment until receipt of information necessary to complete the issuance of the Contract.

 The initial purchase payment must be at least $1,000 and subsequent scheduled payments must be at least $50 in amount, except where otherwise permitted by John Hancock. Maximum transfers and payments to any one subaccount in a single Contract Year are $500,000. Increases in purchase payments beyond the forego-ing limits may be made only with John Hancock's written consent. If a speci-fied purchase payment is not made on its due date, the Contract will neverthe-less remain in force. While the Annuitant is living and the Contract is in force, purchase payments may be resumed at any time before maturity.

                            THE ACCUMULATION PERIOD

 ACCUMULATION SHARES

 Net purchase payments are allocated by John Hancock to any one or more of the subaccounts or the Fixed Account or allocated among the subaccounts and the Fixed Account in the proportion specified in the application for the Contract or as directed by the Owner from time to time. Any change in the election will be effective as to purchase payments made after the receipt by John Hancock at its Servicing Office of notice in form satisfactory to John Hancock.

 Each net purchase payment allocated to a subaccount purchases Accumulation Shares of that subaccount at the value of such shares next determined after the receipt of such net purchase payment at the Servicing Office of John Han-cock. See "Variable Account Valuation Procedures." The number of Accumulation Shares of a subaccount purchased with a specific purchase payment will be de-termined by dividing the net purchase payment by the value of an Accumulation Share in that subaccount when the net purchase payment is applied. The value of the Accumulation Shares so purchased will vary in amount thereafter, de-pending upon the investment performance of the subaccount and the charges and deductions made against the subaccount.

 VALUE OF ACCUMULATION SHARES

 At any date prior to a Contract's maturity date, the total value of the Accu-mulation Shares in a subaccount which have been credited to a Contract can be computed by multiplying the number of such Accumulation Shares by the appro-priate Accumulation Share Value in effect for such date.

 TRANSFERS AMONG SUBACCOUNTS

 Not more often than twelve times in each Contract Year, but not on or within 30 days prior to the date of maturity, the Owner may elect to transfer all or any part of the Accumulation Shares or Annuity Units credited to a Contract from one subaccount to another. Any such transfer will result in the redemp-tion and purchase of Accumulation Shares or Annuity Units, whichever is appli-cable, on the basis of the respective values next determined after receipt of notice satisfactory to John Hancock at its Servicing Office. (For Fixed Ac-count transfers, see "Appendix--Fixed Account and Fixed Account Value.")

 An Owner may request a transfer in writing or, once a written telephone transfer authorization form is completed by the Owner, the Owner may request a transfer by telephoning John Hancock at 800-REAL LIFE (732-5543) or sending a written request to John Hancock via the John Hancock fax machine at 617-572-5410. Any written request should include the Owner's name, daytime telephone number, and Contract number as well as the names of the subaccounts from which and to which money will be transferred. John Hancock reserves the right to discontinue telephone transfers at any time without notice to the Owners. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

 An Owner who authorizes telephone transfers will be liable for any loss, ex-pense or cost arising out of any unauthorized or fraudulent telephone transfer instructions which John Hancock reasonably believes to be genuine, unless such loss, expense or cost is the result of John Hancock's mistake or negligence. John Hancock employs procedures which provide safeguards against the execution of unauthorized transfers, and which are reasonably designed to confirm that transfer instructions received by telephone are genuine. These procedures in-clude requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If John Hancock does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

 SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

 Prior to its date of maturity, if the Annuitant is living, a Contract may be surrendered for a cash payment representing all or part of the total Accumu-lated Value of the Contract. The appropriate number of Accumulation Shares will be redeemed at their value next determined after the receipt by John Han-cock at its Servicing Office of notice in form satisfactory to John Hancock. Unless directed otherwise by the Owner, that portion of the Accumulated Value of the Contract redeemed in a partial withdrawal will be redeemed in each subaccount and in the Fixed Account in the same proportion as the Accumulated Value of the Contract is then allocated among the subaccounts and the Fixed Account. The redemption value may be more or less than the net purchase pay-ments applied under the Contract to purchase the Accumulation Shares, depend-ing upon the market value of the Fund shares held in the subaccount at the time, minus any applicable Withdrawal Charge and any unpaid contract fees. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. As described under "Miscellaneous Provi-sions--Deferment of Payment," however, redemption and payment may be delayed under certain circumstances. See "Federal Income Taxes" for possible adverse tax consequences of certain surrenders and partial withdrawals.

 Any request for a surrender or partial withdrawal should be mailed to John Hancock Servicing Office, Post Office Box 111, Boston, MA 02117.

 A partial withdrawal is not permitted in an amount less than $250 or if the total Accumulated Value of a Contract remaining after the withdrawal would be less than $1000. A partial withdrawal is not a loan and, once made, cannot be repaid.

 In the event the Accumulated Value of the Contract becomes zero, the Contract will terminate.

 DEATH BENEFIT BEFORE DATE OF MATURITY

 If the Annuitant dies before the date of maturity or the surrender or termi-nation of a Contract, a death benefit is payable. If the death occurs at any time before the Contract anniversary nearest the Annuitant's 75th birthday, the death benefit will be the greater of (a) the Accumulated Value of the Con-tract next determined following receipt at the Servicing Office of John Han-cock of due proof of death or (b) the amount of the purchase payments made un-der the Contract reduced by all prior partial withdrawals (including Withdraw-al Charges), if any. If the death occurs on or subsequent to the Contract an-niversary nearest the Annuitant's 75th birthday, the death benefit will be equal to the Accumulated Value of the Contract next determined following re-ceipt at the Servicing Office of John Hancock of due proof of death. In the event that the Owner is different from the Annuitant, the distribution rules required by the Code will apply.

 Payment of the death benefit will be made in a single sum to the beneficiary designated by the Owner prior to the Annuitant's death unless an optional method of settlement has been elected by the Owner. If an optional method of settlement has not been elected by the Owner, the beneficiary may elect an op-tional method of settlement in lieu of a single sum. No deduction is made for sales or other expenses upon such election. Payment will be made in a single sum in any event if the death benefit is less than $5000. (See "Annuity Peri-od--Annuity Options".) If there is no surviving beneficiary, the Owner, or his or her estate is the beneficiary.

 Some Contracts are subject to different provisions than those outlined above, however. The Code requires certain distribution provisions to be included in any Contract used to fund other than a tax-qualified plan (See "Federal Income Taxes.") Failure to include the required distribution provisions results in the Contract not being treated as an annuity for Federal tax purposes. These required provisions will be reflected by means of an "endorsement" to the Con-tract furnished by John Hancock.

 The Code distribution requirements are expected to present no practical prob-lems when the Annuitant and Owner are the same person. Nevertheless, all Own-ers for whom these endorsements are required should be aware that the follow-ing distribution requirements are applicable notwithstanding any provision to the contrary in the Contract (or in this prospectus) relating to payment of the death benefit or death of the Annuitant.

 If the Owner dies: (1) on or after annuity payments have begun, any remaining benefit must be paid out at least as rapidly as under the method of making an-nuity payments then in effect; or (2) before annuity payments have begun: (a) if the beneficiary is the spouse of the Owner, the beneficiary may continue the Contract in force as Owner; or (b) otherwise, the entire interest in the Contract on the date of death of the Owner must be: (i) paid out in full with-in 5 years of the Owner's death, or (ii) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within 1 year of the Owner's death. The Code imposes comparable distribution requirements on tax-qualified plans.

 Note that "the entire interest in the Contract on the date of death of the Owner" which is payable if the Owner dies before annuity payments have begun may be an amount less than the death benefit which would have been payable if the Annuitant had died instead. Note also that notice should be furnished promptly to John Hancock upon the death of the Owner.

                              THE ANNUITY PERIOD

 During the annuity period, the total value of any one Contract must be allo-cated among no more than four "accounts" (i.e., the subaccounts and/or the Fixed Account). Amounts allocated to the Fixed Account will provide annuity payments on a fixed basis; amounts allocated to the subaccounts will provide annuity payments on a variable basis. If more than four accounts are being used on the maturity date, John Hancock will divide the total Accumulated Val-ue of the Contract proportionately among the four accounts with the largest Accumulated Values. Only variable annuity payments are described in this pro-spectus.

 Annuity payments will commence on the date of maturity of the Contract if the Annuitant is then living and the Contract is then in force. Each Contract will provide at the time of its issuance for a Life Annuity with Ten Years Certain. Under this form of annuity, variable annuity payments are made monthly to the Annuitant for life and, if the Annuitant dies within ten years after the date of maturity of the Contract, the payments remaining in the ten-year period will be made to the contingent payee, subject to the terms of any supplementa-ry agreement issued. A different form of annuity may be elected by the Owner, as described in "Annuity Options," prior to the date of maturity of the Con-tract. Once a given form of annuity takes effect, it may not be changed.

 If the initial monthly annuity payment under a Contract would be less than $50, John Hancock may make a single sum payment equal to the total Surrender Value of the Contract on the date the initial payment would be payable, in place of all other benefits, or, if agreed to by the Owner, make periodic pay-ments at quarterly, semi-annual or annual intervals in place of monthly pay-ments.

 Each Contract, except those Contracts issued in the State of Washington, specifies a provisional date of maturity at the time of its issuance, which date may be no earlier than six months after the date the first payment is ap-plied to the Contract. The Owner may subsequently elect a different date of maturity, however. Unless otherwise permitted by John Hancock, such subse-quently elected date may be no earlier than six months after the date the first payment is applied to the Contract, nor later than the maximum maturity age specified in the Contract. The election is made by written notice received by John Hancock at its Servicing Office before the provisional date of maturi-ty and at least 31 days prior to the date of maturity. If a date of maturity different from the provisional date of maturity is not elected by the Owner, the provisional date of maturity shall be the date of maturity of the Con-tract. In Washington, at the time of issuance, each Contract specifies a date of maturity which cannot be changed by the Owner. Particular care should be taken in electing the date of maturity of Contracts issued under tax-qualified plans. (See "Federal Income Taxes.")

 VARIABLE MONTHLY ANNUITY PAYMENTS

 Variable monthly annuity payments under a Contract are determined by convert-ing each subaccount's Accumulation Shares credited to the Contract (less any applicable premium tax) into the respective Annuity Units of each subaccount on the date of maturity of the Contract or some other date elected for com-mencement of variable annuity payments. (See "Calculation of Annuity Units.")

 The amount of each annuity payment after the first payment will depend on the investment performance of the subaccounts being used. If the actual net in-vestment return (after deducting all charges) of a subaccount during the peri-od between the dates for determining two monthly payments based on that subaccount exceeds the "assumed investment rate" (explained below), the latter monthly payment will be larger than the former. On the other hand, if the ac-tual net investment return is less than the assumed investment rate, the lat-ter monthly payment will be smaller than the former.

 ASSUMED INVESTMENT RATE

 The assumed investment rate for all Contracts will be 3 1/2% per year except as provided below. The assumed investment rate is significant in determining the amount of the initial variable monthly annuity payment and the amount by which subsequent variable monthly payments are more or less than the initial variable monthly payment.

 Where applicable state law so provides, an Owner may elect a variable annuity option with a different assumed investment rate, not in excess of 6%, if such a rate is made available by John Hancock in the Owner's state. Election of a higher assumed investment rate produces a larger initial annuity payment but also means that eventually the monthly annuity payments would be smaller than if a lower assumed investment rate had been elected.

 CALCULATION OF ANNUITY UNITS

 Accumulation Shares are converted into Annuity Units by first multiplying the number of each subaccount's Accumulation Shares credited to the Contract on the date of conversion by the appropriate Accumulation Share Value as of ten calendar days prior to the date the initial variable monthly annuity payment is due. For each subaccount the resulting value (less any applicable premium tax) is then multiplied by the applicable annuity purchase rate, which re-flects the age and possibly sex of the Annuitant and the assumed investment rate, specified in the Contract. This computation determines the amount of each subaccount's initial monthly variable annuity payment to the Annuitant. The number of each subaccount's Annuity Units to be credited to the Contract is then determined by dividing the amount of each subaccount's initial varia-ble monthly annuity payment by each subaccount's Annuity Unit Value as of ten calendar days prior to the date the initial payment is due.

 ANNUITY OPTIONS

 The Owner may elect an Annuity Option during the lifetime of the Annuitant by written notice received by John Hancock at its Home Office prior to the date of maturity of the Contract. If no option is selected, Option A with Ten Years Certain will be used. A beneficiary entitled to payment of a death benefit in a single sum may, if no election has been made by the Owner prior to the Annuitant's death, elect an Annuity Option by written notice received by John Hancock at its Home Office prior to the date the proceeds become payable. No option may be elected if the Accumulated Value of the Contract to be applied is less than $5,000. Two basic Annuity Options are available.

 OPTION A: LIFE ANNUITY WITH FIVE, TEN OR TWENTY YEARS CERTAIN

 Variable monthly payments will be made for a designated period of 5, 10 or 20 years and thereafter as long as the payee lives, with the guarantee that if the payee dies prior to the end of the 5, 10 or 20 year period, whichever is applicable, payments will continue for the remainder of the guaranteed period to a contingent payee, subject to the terms of any supplementary agreement is-sued.

 OPTION B: LIFE ANNUITY WITHOUT REFUND

 Variable monthly payments will be made to the payee as long as he lives. No minimum number of payments is guaranteed.

 OTHER CONDITIONS

 John Hancock reserves the right at its sole discretion to make available to Owners and other payees optional methods of payment in addition to the Annuity Options described in this Prospectus and the applicable Contract.

 Federal income tax requirements currently applicable to H.R. 10 and individu-al retirement annuity plans provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

 If the Owner of a Contract used to fund an annuity purchase plan or to fund other than a tax-qualified plan (see "Federal Income Taxes," below) dies on or after annuity payments have begun, the remaining benefit payments must be distributed at least as rapidly as under the method of making annuity payments then in effect.

                     VARIABLE ACCOUNT VALUATION PROCEDURES

VALUATION DATE--A Valuation Date is any date on which the New York Stock Ex-change is open for trading and on which the Fund values its shares. On any date other than a Valuation Date, the Accumulation Share Value or Annuity Unit Value will be the same as that on the next following Valuation Date.

VALUATION PERIOD--A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valua-tion Date.

ACCUMULATION SHARE VALUE--The Accumulation Share Value is calculated separate-ly for each subaccount. The value of one Accumulation Share on any Valuation Date is determined for each subaccount by multiplying the immediately preced-ing Accumulation Share Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITY UNIT VALUE--The Annuity Unit Value is calculated separately for each subaccount. The value of one Annuity Unit on any Valuation Date is determined for each subaccount by first multiplying the immediately preceding Annuity Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such date and then multiplying this product by an adjustment factor which will neutralize the assumed investment rate used in determining the amounts of annuity payable. The adjustment factor for a Valuation Period of one day for Contracts with an assumed investment rate of 3 1/2% per year is
 .99990575. The assumed investment rate is neutralized by applying the adjust-ment factor so that the variable annuity payments will increase only if the actual net investment rate of the subaccount exceeds 3 1/2% per year and will decrease only if it is less than 3 1/2% per year.

NET INVESTMENT FACTOR--The Net Investment Factor for each subaccount for any Valuation Period is equal to 1 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1. The net investment rate for each subaccount for any Valuation Period is equal to
(a) the accrued investment income and capital gains and losses, whether real-ized or unrealized, of the subaccount for such Valuation Period less (b) the sum of a deduction for any applicable income taxes and, for each calendar day in the Valuation Period, a deduction of 0.003836% of the value of each subaccount at the beginning of the Valuation Period, the result then being di-vided by (c) the value of the total net assets of each subaccount at the be-ginning of the Valuation Period.

ADJUSTMENT OF UNITS AND VALUES--John Hancock reserves the right to change the number and value of the Accumulation Shares or Annuity Units or both credited to any Contract, without the consent of the Owner or any other person, provid-ed strict equity is preserved and the change does not otherwise affect the benefits, provisions or investment return of the Contract.

                           MISCELLANEOUS PROVISIONS

 RESTRICTION ON ASSIGNMENT

 In order to qualify for favorable tax treatment, certain Contracts may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, to any person, unless the Owner is the trustee of a trust described in Section 401(a) of the Code. Because an assignment, pledge or other transfer may be a taxable event, an Owner should consult a competent tax adviser before taking any such action.

 DEFERMENT OF PAYMENT

 Payment of the value of any Accumulation Shares in a single sum upon a sur-render or partial withdrawal will ordinarily be made within seven days after receipt of the written request therefor by John Hancock at its Home Office. However, redemption may be suspended and payment may be postponed at times (a) when the New York Stock Exchange is closed, other than customary week-end and holiday closings, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal of securities in a subaccount is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of a subaccount or (d) when a governmental body having jurisdiction over the Account by order permits such suspension. Rules and regulations of the Securities and Exchange Commission, if any are applica-ble, will govern as to whether conditions described in (b) or (c) exist.

 RESERVATION OF RIGHTS

 John Hancock reserves the right to add or delete subaccounts, to change the underlying investments of any subaccount, to operate the Account in any form permitted by law and to terminate the Account's registration under the 1940 Act if such registration should no longer be legally required. Such registra-tion may be terminated only upon majority vote of Owners, and certain other changes may, under applicable laws and regulations, require notice to or ap-proval of Owners. Otherwise, changes do not require such notice or approval.

 OWNER AND BENEFICIARY

 The Owner has the sole and absolute power to exercise all rights and privi-leges under the Contract, except as otherwise provided by the Contract or by written notice of the Owner. The Owner and the beneficiary are designated in the application and may be changed by the Owner, effective upon receipt of written notice at the Home Office, subject to the rights of any assignee of record, any action taken prior to receipt of the notice and certain other con-ditions. While the Annuitant is alive, the Owner may be changed by written no-tice. The beneficiary may be changed by written notice no later than receipt of due proof of the Annuitant's death. The change will take effect whether or not the Owner or the Annuitant is then alive.

                             FEDERAL INCOME TAXES

THE ACCOUNT AND JOHN HANCOCK

 John Hancock is taxed as a life insurance company under the Code. The Account is part of John Hancock's total operations and is not taxed separately as a "regulated investment company" or otherwise.

 The Contracts permit John Hancock to charge against the Account any taxes, or provisions for taxes, attributable to the operation or existence of the Con-tracts or the Account. No specific charge is currently made against the Ac-count for any such taxes. John Hancock pays such taxes out of its general ac-count assets which may consist of, among other things, proceeds derived from mortality and expense risk charges deducted from the Account. Currently, John Hancock does not anticipate making a separate charge for income and other tax-es because of the level of such taxes. If the level of current tax is in-creased, or is expected to increase in the future, John Hancock reserves the right to make such a charge in the future.

 John Hancock assumes no responsibility for determining whether a particular retirement plan satisfies the applicable requirements of the Code or whether a particular employee is eligible for inclusion under a plan.

CONTRACTS PURCHASED OTHER THAN TO FUND A TAX QUALIFIED PLAN

 THE OWNER OR OTHER PAYEE

 The Contracts are considered annuity contracts under Section 72 of the Code. Currently no Federal income tax is payable on increases in Contract Value un-til payments are made to the Owner or other payee under such Contract. Howev-er, a Contract owned other than by a natural person is not generally an annui-ty for tax purposes and any increase in value thereunder is taxable as ordi-nary income as accrued.

 When payments under a Contract are made in the form of an annuity, the amount of each payment is taxed to the Owner or other payee as ordinary income to the extent that such payment exceeds any allocable portion of the Owner's "invest-ment in the contract" (as defined in the Code). In general, an Owner's "in-vestment in the contract" is the aggregate amount of purchase payments made by him, reduced by any amounts previously distributed from the Contract that were not subject to tax. The portion of each variable annuity payment to be exclud-ed from income is determined by dividing the "investment in the contract," ad-justed by any refund feature, by the number of periodic payments anticipated during the time that periodic payments are to be made. In the case of a fixed annuity payment, the amount to be excluded in each year is determined by di-viding the "investment in the contract," adjusted by any refund feature, by the amount of "expected return" during the time that periodic pay-ments are to be made, and then multiplying by the amount of the payment.

 When a payment under a Contract is made in a single sum, the amount of the payment is taxed as ordinary income to the Owner or other payee to the extent it exceeds the Owner's "investment in the contract."

 PARTIAL WITHDRAWALS BEFORE ANNUITY STARTING DATE

 When a payment under a Contract is less than the amount that would be paid upon the Contract's complete surrender and such payment is made prior to the commencement of annuity payments under the Contract, part or all of the pay-ment (the partial withdrawal) may be taxed to the Owner or other payee as or-dinary income.

 On the date of the partial withdrawal, if the cash value of the Contract is greater than the investment in the Contract, any part of such excess value so withdrawn is subject to tax as ordinary income.

 If an individual assigns or pledges any part of the value of a Contract, the value so pledged or assigned is taxed as ordinary income to the same extent as a partial withdrawal.

 PENALTY FOR PREMATURE WITHDRAWALS

 In addition to being included in ordinary income, the taxable portion of any withdrawal will be subject to a 10-percent penalty tax. The penalty tax does not apply to payments made to the Owner or other payee after the Owner attains age 59 1/2, or on account of death or disability. If the withdrawal is made in substantially equal periodic payments over the life of the Annuitant or other payee or over the joint lives of the Annuitant and the Annuitant's beneficiary the penalty will also not apply.

 DIVERSIFICATION REQUIREMENTS

 Each of the Portfolios of the Fund intends to qualify as a regulated invest-ment company under Subchapter M of the Code and will have to meet the invest-ment diversification tests of Section 817(h) of the Code and the underlying regulations. The Treasury Department and the Internal Revenue Service may, at some future time, issue a ruling or a regulation presenting situations in which it will deem "investor control" to be present over the assets of the un-derlying Portfolios, causing the Owner to be taxed currently on income credit-ed to the Contracts. In such a case, John Hancock reserves the right to amend the Contract or the choice of underlying Portfolios to avoid current taxation to the Owners.

CONTRACTS PURCHASED TO FUND A TAX QUALIFIED PLAN

 WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

 Recent legislation requires 20% withholding on certain distributions from tax qualified plans. An Owner wishing to rollover his entire distribution should have it paid directly to the successor plan. Otherwise, the Owner's distribu-tion will be reduced by the 20% mandatory income tax. Consult a qualified tax adviser before taking such a distribution.

 CONTRACTS PURCHASED UNDER INDIVIDUAL RETIREMENT ANNUITY PLANS (IRA)

 In general, the maximum amount of purchase payments deductible each year with respect to an individual retirement annuity contract (as defined in Section 408 of the Code) issued on the life of an eligible purchaser is the lesser of $2,000 or 100% of compensation includible in gross income. A person may also purchase a contract for the benefit of his or her spouse (including, for exam-ple, a homemaker who does not work outside the home). Where an individual elects to deduct amounts contributed on his or her own behalf and on behalf of a spouse, the maximum amount of purchase payments de-ductible is $2,000 for each spouse if their combined compensation is at least equal to the contributed amount. However, not more than $2,000 can be allocat-ed to either person's account. If an individual and his or her spouse is an active participant in an employer-sponsored retirement plan, the individual is permitted to make a deductible purchase payment only if the adjusted gross in-comes of the individual and his or her spouse are below certain amounts.

 No deduction is allowed for purchase payments made in or after the taxable year in which the Owner has attained the age of 70 1/2 years nor is a deduc-tion allowed for a "rollover contribution" as defined in the Code.

 When payments under a Contract are made in the form of an annuity, or in a single sum such as on surrender of the Contract or by partial withdrawal, the payment is taxed as ordinary income.

 IRS required minimum distributions must begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The Owner may incur adverse tax consequences if a distribution on surrender of the Contract or by partial withdrawal is made prior to his attaining age 59 1/2, except in the event of death or total disability or certain other circumstances.

 CONTRACTS PURCHASED UNDER SIMPLE RETIREMENT ACCOUNTS (SIMPLE IRAS)

 In general, premium payments may be made to a SIMPLE IRA retirement plan es-tablished by a small business employer who employs 100 or fewer employees on any day during the preceding calendar year. An eligible employee may specify the percentage of compensation the employee elects to contribute not to exceed $6,000 a year. The employer must elect to make a matching contribution of up to 3% of the employee's compensation or a non-elective contribution equal to 2% of the employee's compensation.

 CONTRACTS PURCHASED UNDER SECTION 403(B) PLANS (TSA)

 Purchase payments made by an employer which is a public school system or a tax-exempt organization described in Section 501(c)(3) of the Code under annu-ity purchase arrangements described in Section 403(b) of the Code are not tax-able currently to the Owner, to the extent that the aggregate of such amounts does not exceed the Owner's "exclusion allowance" (as defined in the Code). In general, an Owner's "exclusion allowance" is determined by multiplying 20% of his "includible compensation" (as defined in the Code) by the number of years of his service with the employer and then subtracting from that product the aggregate amount of purchase payments previously excluded from income and cer-tain other employer payments to retirement plans in which the Owner is a par-ticipant. Additional limitations applicable to purchase payments are described in Section 415 of the Code. Deferrals under all plans made at the election of the Owner generally are limited to an aggregate of $9500 annually.

 When payments under a Contract are made in the form of an annuity, such pay-ments are taxed to the Owner or other payee under the same rules that apply to such payments under corporate plans (discussed below), except that five-year averaging and capital gain phase-out are not available.

 When payment under a Contract is made in a single sum, such as on surrender of the contract or by partial withdrawal, the taxable portion of the payment is taxed as ordinary income and the penalty for premature withdrawals may be applicable.

 Ordinarily an Owner in a Section 403(b) plan does not have any "investment in the contract" and, thus, any distribution is fully taxed as ordinary income.

 Distributions are prohibited before the Owner is age 59 1/2, except on the Owner's separation from service, death, or disability and except with respect to distributions attributable to assets held as of December 31, 1988. This prohibition does not (1) preclude transfers and exchanges to other products that qualify under Section 403(b) and (2) restrict withdrawals of certain amounts attribut-able to pre-January 1, 1989, premium payments.

 CONTRACTS PURCHASED UNDER CORPORATE PLANS

 In general, purchase payments made by a corporation under a qualified pension or profit-sharing plan described in Section 401(a) of the Code or a qualified annuity plan described in Section 403(a) of the Code are deductible by the corporation and are not taxable currently to the employees.

 When payments under a Contract are made in the form of an annuity, the amount of each payment is taxed to the Annuitant or other payee as ordinary income except in those cases where the Annuitant has an "investment in the contract" (as defined in the Code). In general, an Annuitant's "investment in the con-tract" is the aggregate amount of purchase payments made by him. If an Annui-tant has an "investment in the contract," a portion of each annuity payment is excluded from income until the investment in the contract is recovered. The amount to be excluded in each year, in the case of a variable annuity payment, is determined by dividing the "investment in the contract," adjusted by any refund feature, by the number of periodic payments anticipated during the time that periodic payments are to be made.

 When payment under a Contract is made in a single sum or a total distribution is made within one taxable year of the Annuitant or other payee, the amount of the payment is taxed to the Annuitant or other payee to the extent it exceeds the Annuitant's "investment in the contract." If such payment is made after the Annuitant has attained age 59 1/2, or on account of his death, retirement or other termination of employment or on account of his death after termina-tion of employment, five year averaging and a phase-out of capital gains treatment for pre-1974 contributions may be available with respect to one dis-tribution. Other rules may be available to taxpayers who have attained age 50 prior to January 1, 1986.

 IRS required minimum distributions must begin no later than April 1 of the year following the year in which the Annuitant attains age 70 1/2 even if the Annuitant has not retired.

 CONTRACTS PURCHASED UNDER H.R. 10 PLANS (SELF-EMPLOYED)

 Self-employed persons, including partnerships, may establish tax-qualified pension and profit-sharing plans and annuity plans for themselves and for their employees. Generally, the maximum amount of purchase payments deductible each year with respect to variable annuity contracts issued on the life of self-employed persons is $30,000 or 25% of "earned income" (as defined in the Code), whichever is less. Self-employed persons must also make purchase pay-ments for their employees (who have met certain eligibility requirements) at least at the same rate as they do for themselves. In general, such purchase payments are deductible in full and are not taxable currently to such employ-ees.

 Tax-qualified plans may permit self-employed persons and their employees to make additional purchase payments themselves (which are not deductible) of up to 10% of earned income or compensation.

 When payments under a Contract are made in the form of an annuity, such pay-ments are taxed to the Annuitant or other payee under the same rules that ap-ply to such payments under corporate plans (discussed earlier).

 The tax treatment of single sum payments is also the same as under corporate plans except that five year averaging may be unavailable to a self-employed Annuitant on termination of service for reasons other than disability.

 The same rules that apply to commencement of annuity payments under corporate plans apply to H.R. 10 plans.

 CONTRACTS PURCHASED BY TOP-HEAVY PLANS

 Certain corporate and H.R. 10 plans may be characterized under Section 416 of the Code as "top-heavy plans" if a significant portion of the plan assets is held for the benefit of the "key employees" (as defined in the Code). Care must be taken to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

 CONTRACTS PURCHASED UNDER GOVERNMENT DEFERRED COMPENSATION PLANS (SECTION
457)

 Participants in certain deferred compensation plans maintained by a state, a political subdivision of a state, or their agencies or instrumentalities or by tax-exempt organizations and tax-exempt employers are permitted to exclude a portion of their compensation from gross income. Amounts so deferred (includ-ing any income thereon) shall be includible in gross income only for the taxa-ble year in which such amounts are paid or otherwise made available to the An-nuitant or other payee.

 In general, the maximum amount of compensation which may be deferred under such tax-favored plans is the lesser of $7500 or 33 1/3% of the participant's "includible compensation" (as defined in the Code). The deferred compensation plan itself must satisfy several conditions, among which are that the plan must not permit distributions prior to the participant's separation from serv-ice (except in the case of an unforeseen emergency), and that all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

 When payment under a Contract is made in the form of an annuity, or in a sin-gle sum such as on surrender of the Contract or by partial withdrawal, the payment is taxed as ordinary income.

 WITHHOLDING OF TAXES

 John Hancock is obligated to withhold taxes from certain payments unless the recipient elects otherwise. The withholding rate varies depending upon the na-ture and the amount of the distribution. John Hancock will notify the Owner or other payee in advance of the first payment of his or her right to elect out of withholding and furnish a form on which the election may be made. Any elec-tion must be received by John Hancock in advance of the payment in order to avoid withholding.

 SEE YOUR OWN TAX ADVISER

 The above description of Federal income tax consequences of owning a Contract and of the different kinds of tax-qualified plans which may be funded by the Contracts is only a brief summary and is not intended as tax advice. Nor does it include a discussion of Federal estate or gift tax or state tax conse-quences. Tax laws and regulations are subject to change and such changes may be retroactive. The rules governing the provisions of tax-qualified plans are extremely complex and often difficult to understand. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. For example, premature withdrawals are generally subject to a 10-percent penalty tax. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information, a prospective purchaser should consult a qualified tax adviser.

                                  PERFORMANCE

 The Account may, from time to time, advertise certain performance information with respect to its subaccounts. THE PERFORMANCE INFORMATION IS BASED ON HIS-TORICAL INVESTMENT EXPERIENCE OF THE SUBACCOUNTS AND DOES NOT INDICATE OR REP-RESENT FUTURE PERFORMANCE.

 The subaccounts may include total return in advertisements. When a subaccount advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period, if the corresponding Portfolio has not been in existence for at least ten years. Total return is the percentage change between the value of a hypothetical in-vestment in the subaccount at the beginning of the relevant period to the val-ue of the investment at the end of the period, assuming the deduction of any contingent deferred sales charge which would be payable if the Owner surren-dered the Contract at the end of the period indicated. Total return at the Ac-count level reflects all Contract charges (other than any premium tax charges)--contingent deferred sales charges, mortality and expense risk charges, administrative service charge, and the annual contract fee--and is therefore lower than total return at the Fund level where no comparable charges have been deducted.

 The Money Market Subaccount may advertise "current yield" and "effective yield." Current yield refers to the income earned by the subaccount over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be rein-vested in the subaccount and thus compounded in the course of a 52-week peri-od. The effective yield will be slightly higher than the current yield because of this compounding effect of the assumed reinvestment.

 The other subaccounts may also advertise current yield. For these subaccounts, the current yield will be calculated by dividing the annualization of the income earned by the subaccount during a recent thirty-day period by the maximum offering price per unit at the end of such period. In all cases, current yield and effective yield reflect the recurring charges on the Account level including the annual contract fee but do not reflect any premium tax charge or any contingent deferred sales charge.

 Performance information for the subaccounts may be compared to other variable annuity separate accounts or other investment products surveyed by Lipper Ana-lytical Services, Inc., an independent service which monitors and ranks the performance of investment companies, or tracked by other rating services, com-panies, publications, or persons who independently monitor and rank investment company performance. Performance figures are calculated in accordance with standardized methods established by each reporting service.

                               STATE REGULATION

 John Hancock is subject to the provisions of the Massachusetts insurance laws applicable to mutual life insurance companies and to regulation and supervi-sion by the Massachusetts Commissioner of Insurance. John Hancock is also sub-ject to the applicable insurance laws of all the other states and jurisdic-tions in which it does an insurance business.

                                    REPORTS

 Reports will be furnished at least annually to an Owner showing the number and value of Accumulation Shares credited to the variable annuity contract and containing the financial statements of the Fund.

                               VOTING PRIVILEGES

THE ACCOUNT

 All of the assets in the subaccounts of the Account are invested in shares of the corresponding Portfolios of the Fund. John Hancock will vote the shares of each of the Portfolios of the Fund which are deemed attributable to qualifying variable annuity contracts or variable life insurance policies at meetings of the Fund's shareholders in accordance with instructions received from owners of such contracts or policies. Shares of the Fund held in the Account which are not attributable to such contracts or policies and those for which instructions from owners are not received will be represented by John Hancock at the meeting and will be voted for and against each matter in the same proportion as the votes based upon the instructions received from the owners of all such contracts and policies.

 The number of Fund shares held in each subaccount deemed attributable to each owner is determined by dividing a Contract's Accumulation Share Value (or for a Contract under which annuity payments have commenced, the equivalent) in the subaccount by the net asset value of one share in the corresponding Fund Port-folio in which the assets of that subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instruc-tions will be determined as of the record date for the Fund's meeting.

 Owners of Contracts may give instructions regarding the election of the Board of Trustees of the Fund, ratification of the selection of independent audi-tors, approval of the Fund's investment management agreement and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by John Hancock in order that voting instructions may be given.

JOHN HANCOCK

 An Owner (or the Annuitant if a different person) will have the right to vote at annual meetings of all John Hancock policyholders for the election of mem-bers of the Board of Directors of John Hancock and on other corporate matters, if any, where a policyholders' vote is taken. The Owner (or the Annuitant if a different person) may cast only one vote as the holder of a variable annuity contract, irrespective of the value of the contract or the number of variable annuity contracts held.

               CHANGES IN APPLICABLE LAW--FUNDING AND OTHERWISE

 The voting privileges described in this prospectus are afforded based on John Hancock's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to elim-inate or restrict the need for such voting privileges, John Hancock reserves the right to proceed in accordance with any such revised requirements. John Hancock also reserves the right, subject to compliance with applicable law, including approval of owners if so required, to transfer assets determined by John Hancock to be associated with the class of contracts to which the Con-tracts belong from the Account to another separate account or subaccount by withdrawing the same percentage of each investment in the Account with appro-priate adjustments to avoid odd lots and fractions.

                                 LEGAL MATTERS

 Legal matters in connection with the Contracts and Federal laws and regula-tions relating to their issue and sale have been passed upon by Ronald J. Bocage, Vice President and Counsel of John Hancock.

                         DISTRIBUTION OF THE CONTRACTS

  John Hancock Distributors, Inc. ("Distributors"), a wholly-owned subsidiary of John Hancock, located at 197 Clarendon Street, Boston, MA 02117, is regis-tered as a broker-dealer with the Commission under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Distributors acts as principal underwriter and distributor of the Con-tracts, pursuant to a distribution agreement it has entered into with John Hancock. The Contracts may be purchased through either the Distributors' reg-istered representatives who are licensed to sell John Hancock life insurance policies and annuity contracts or other registered broker-dealers whose repre-sentatives are authorized by applicable law to sell variable annuity con-tracts. The compensation paid to such broker-dealers is not expected to exceed 3% of purchase payments.

  Distributors' registered representatives are compensated for sales of the Contracts on a commission and service fee basis by Distributors, and John Han-cock reimburses Distributors for such compensation and for other direct and indirect expenses actually incurred in connection with the marketing and sale of the Contracts. In addition, John Hancock performs certain insurance under-writing and determines whether to accept or reject the application for a Con-tract.

                            REGISTRATION STATEMENT

 This Prospectus omits certain information contained in the Registration Statement which has been filed with the Securities and Exchange Commission. More details may be obtained from the Commission upon payment of the pre-scribed fee.

                                    EXPERTS

 The financial statements of the Account and of John Hancock included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, whose reports thereon appear in the Statement of Addi-tional Information and have been so included in reliance on their reports giv-en on their authority as experts in accounting and auditing.

                             FINANCIAL STATEMENTS

 Financial statements of the Account and John Hancock may be found in the Statement of Additional Information. The financial statements of John Hancock should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of John Hancock to meet its obligations under the Contracts.

                        TABLE OF CONTENTS OF STATEMENT
                           OF ADDITIONAL INFORMATION

                                                              CROSS REFERENCE TO
                                                         PAGE PAGE IN PROSPECTUS
                                                         ---- ------------------
Business History........................................   1        12-13
Distribution Agreement and Other Services...............   1      14, 18, 30
  Distribution Agreement................................   1        18, 30
  Investment Advisory Agreement.........................   1          15
  Custodian Agreement...................................   2          --
  Independent Auditors..................................   2          30
Calculation of Performance Data.........................   3        28-29
Calculation of Annuity Payments.........................   4        22-23
Financial Statements....................................   5          31

 Because of exemptive and exclusionary provisions, interests in John Hancock's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and John Hancock has been advised that the staff of the Commission has not reviewed the disclosure in the Pro-spectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

              APPENDIX--THE FIXED ACCOUNT AND FIXED ACCOUNT VALUE

 INVESTMENTS IN THE FIXED ACCOUNT

 Net purchase payments will be allocated to the Fixed Account in accordance with the selection made by the Owner in the application. The Owner may change such selection by notice satisfactory to John Hancock at its Servicing Office. Any selection must specify what percentage of the purchase payment is to be allocated to the Fixed Account. The percentage must be a whole number.

 The Value in the Fixed Account, at any time prior to annuitization, is equal to:

   (a) net purchase payments allocated to the Fixed Account; plus

   (b) Variable Account Value (amounts held in the subaccounts of the Varia-ble Account) transferred to the Fixed Account; plus

   (c) interest credited on amounts held in the Fixed Account; less

   (d) any prior partial withdrawals from the Fixed Account; less

   (e) amounts transferred out of the Fixed Account to the Variable Account;
  less

   (f) any applicable charges deducted from the Fixed Account.

 INTEREST TO BE CREDITED

 Prior to annuitization, John Hancock will credit interest (calculated on a compound basis) to purchase payments allocated to the Fixed Account at rates declared by John Hancock, subject to a minimum rate of 3%. Under current prac-tice, the interest rate credited to amounts held in the Fixed Account will be based on the size of the initial payment to the Contract. If the initial pay-ment was $10,000 or more, a higher interest rate will be credited. The rate of interest credited on each amount may vary based upon when that amount was first allocated to the Fixed Account. For purposes of this section, Variable Account Value transferred to the Fixed Account shall be treated as a purchase payment.

 TRANSFER AND REDUCTIONS OF FIXED ACCOUNT VALUE

 The Owner may transfer Fixed Account Value to one or more subaccounts of the Variable Account or may transfer Variable Account Value into the Fixed Ac-count. The maximum amount that may be deposited or transferred to the Fixed Account in a Contract Year is $100,000, exclusive of any initial deposit made to the Fixed Account at the time the Contract is issued; such initial deposit may be as large as $500,000. After the tenth Contract Year, no deposits or transfers may be made into the Fixed Account. John Hancock may waive these limits.

 Sums on deposit in the subaccounts may be transferred into the Fixed Account up to twelve times within a Contract Year during the accumulation period, but not within six months of a transfer out of the Fixed Account. Transfers out of the Fixed Account may be made only once in a Contract Year and only on or within 30 days after a Contract anniversary. The greater of 20% of the Fixed Account Value or $500 may be transferred out of the Fixed Account. After annuitization, the amount of any fixed annuity payment may not be changed.

 Transfers will be made after receipt of notice satisfactory to John Hancock at its Servicing Office. Transfer requests received by John Hancock before 4:00 p.m. Eastern Time on a business day will be valued as of the close of that day. Any requests received after 4:00 p.m. or on a non-business day will be valued as of the close of the next business day.

 An Owner may request a transfer in writing or, once a written telephone transfer authorization form is completed by the Owner, the Owner may request a transfer by telephoning John Hancock at 800-REAL LIFE (732-5543) or sending a written request to John Hancock via the John Hancock fax machine at 617-572-5410. Any written request should include the Owner's name, daytime telephone number, and contract number as well as the names of the subaccounts or Fixed Account from which and to which money will be transferred. John Hancock re-serves the right to discontinue telephone transfers at any time without notice to the Owners. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

 An Owner who authorizes telephone transfers will be liable for any loss, ex-pense or cost arising out of any unauthorized or fraudulent telephone transfer instructions which John Hancock reasonably believes to be genuine, unless such loss, expense or cost is the result of John Hancock's mistake or negligence. John Hancock employs procedures which provide safeguards against the execution of unauthorized transfers, and which are reasonably designed to confirm that transfer instructions received by telephone are genuine. These procedures in-clude requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If John Hancock does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

 FIXED ANNUITY PAYMENT VALUES

 The dollar amount of each fixed annuity payment will be determined by divid-ing the amount applied under the fixed annuity option (net of any applicable premium taxes) by $1,000 and multiplying the result by the greater of: (a) the applicable factor shown in the appropriate table in the Contract; or (b) the factor currently offered by John Hancock at the time of annuitization. This current factor may be based on the sex of the payee unless prohibited by law.

                  APPENDIX--VARIABLE ANNUITY INFORMATION FOR
                        INDIVIDUAL RETIREMENT ANNUITIES

 To help you understand your purchase of this Contract as an Individual Re-tirement Annuity (IRA), we are providing the following summary.

  I. Accumulation Shares--Each net purchase payment you make into your Con-tract is allocated to the subaccounts you select, and Accumulation Shares are purchased. This is the unit of measurement used to determine the value of your Contract. The number of shares purchased in any subaccount is based on the share value of that subaccount next determined after receipt of the pay-ment at our Servicing Office. The values of shares fluctuate with the daily investment performance of the corresponding subaccount. The growth in the value of your Contract, to the extent invested in the Separate Account, is neither guaranteed nor projected and varies with the investment Portfolio you have selected. Each net purchase payment allocated to the Fixed Account will be credited interest, as determined by John Hancock. The minimum guarantee rate is 3%. More details appear under "Accumulation Shares" in this Prospec-tus and in the "Appendix--The Fixed Account and Fixed Account Value."

  II. Separate Account and Series Fund Charges--The assets of the Separate Ac-count are charged for services and guarantees. The annualized charge equals 1.40%. Fees varying by Portfolio are charged against the Series Fund for in-vestment management and advisory services. Details appear under "Charges Un-der the Annuity Contracts" in this Prospectus and "Management of the Fund" in the accompanying Series Fund prospectus.

  III. Deductions from the Contract--The full amount of each deposit is ap-plied to the Contract. At or after the purchase date, one or more of the fol-lowing charges may be made, depending on circumstances.

   1. WITHDRAWAL CHARGE--In each Contract Year, you may withdraw as much as 10% of the Accumulated Value of your Contract as of the beginning of the Contract Year without charge. Withdrawals in excess of this amount will be subject to the following charges:

                        YEARS FROM DATE OF DEPOSIT                    WITHDRAWAL
                          TO DATE OF WITHDRAWAL                         CHARGE
                        --------------------------                    ----------
       7 or more.....................................................     0%
       5 but less than 7.............................................     6%
       3 but less than 5.............................................     7%
       less than 3...................................................     8%

   For the purpose of calculating the withdrawal charge, deposits are consid-ered to be withdrawn on a "first-in first-out" basis. Earnings are consid-ered to be withdrawn last and without charge. This is described in more de-tail under "Withdrawal Charge" in this Prospectus.

   2. CONTRACT FEE--John Hancock currently deducts $30 from the Accumulated Value of the Contract as a contract fee if the Accumulated Value is less than $10,000. This occurs annually or at the time of surrender. Please re-fer to "Charges for Administrative Services" in this Prospectus.

   3. STATE PREMIUM TAX--Some states and local governments impose a premium or similar tax on annuities. John Hancock only deducts this tax when required to do so. Please refer to "Premium or Similar Taxes" in this Prospectus.

      APPENDIX--ILLUSTRATIVE ACCUMULATED VALUE AND ANNUITY PAYMENT TABLES

 The following Tables present illustrative periodic Accumulated Values and an-nuity payments that would have resulted under a Contract described in this prospectus had such values and payments been based exclusively upon the in-vestment experience of the specified subaccounts and their predecessors during the periods shown. The other subaccounts are not illustrated, because of the limited time that they have been available. The Contracts described in this prospectus were first offered in 1990.

 John Hancock reorganized its variable annuity separate accounts on February 20, 1987, as described under "John Hancock, the Account and the Series Fund." Figures for the Growth & Income, Sovereign Bond, and Money Market Subaccounts are based on the pre-reorganization financial results of John Hancock's sepa-rate accounts, which combined and ceased their separate operations pursuant to the reorganization (i.e., John Hancock Variable Accounts A, A-1, A-2, C, C-1 and C-2).

 The Tables assume investment of a single purchase payment of $10,000, net of any deductions from purchase payments, and that charges under the Contracts have been made at an annual rate of 1.40% for mortality and expense risks and administrative services. The tables also reflect actual investment management fees and other portfolio expenses for the periods illustrated. Absent expense reimbursement by John Hancock to certain of the Portfolios for some periods, the values illustrated would have been lower.

WHAT THE TABLES ILLUSTRATE

 Subject to the foregoing, Table I presents for the periods shown the illus-trative periodic Accumulated Values for each Account which would have resulted at yearly intervals under a Contract where a net single purchase payment of $10,000 was made, based upon the investment performance of the applicable funding medium.

 Subject to the foregoing, the Tables II indicate, at annual intervals, illus-trative monthly variable annuity payments for each subaccount which would have been received by an Annuitant, assuming that an initial annuity payment of $100 was received in the month and year indicated in the respective Tables. The form of annuity illustrated is a life annuity with payments guaranteed for 10 years.

 The results shown should not be considered a representation of the future. A program of the type illustrated in the Tables does not assure a profit or pro-tect against depreciation in declining markets.

                        GROWTH & INCOME SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED JANUARY 2, 1975

                                                            ACCUMULATED VALUE
                                                              ON DECEMBER 31
     CONTRACT YEAR COMMENCING                                OF THE SAME YEAR
     ------------------------                               ------------------
     January 1975..........................................      12,768.53
     January 1976..........................................      14,847.74
     January 1977..........................................      13,070.47
     January 1978..........................................      13,674.30
     January 1979..........................................      15,670.05
     January 1980..........................................      20,154.18
     January 1981..........................................      20,054.68
     January 1982..........................................      25,323.38
     January 1983..........................................      30,428.51
     January 1984..........................................      31,429.08
     January 1985..........................................      41,769.30
     January 1986..........................................      47,665.34
     January 1987..........................................      49,262.49
     January 1988..........................................      56,368.07
     January 1989..........................................      71,995.40
     January 1990..........................................      72,809.18
     January 1991..........................................      90,446.27
     January 1992..........................................      97,127.06
     January 1993..........................................     108,553.53
     January 1994..........................................     106,452.30
     January 1995..........................................     140,886.25
     January 1996..........................................     166,849.35

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- GROWTH & INCOME SUBACCOUNT

 This Table shows, at annual intervals, the illustrative monthly variable an-nuity payments an Annuitant would have received assuming the Annuitant re-ceived a first annuity payment of $100 in January 1975.

                                                                        PAYMENT
     MONTH                                                             FOR MONTH
     -----                                                             ---------
     January 1975.....................................................  100.00
     January 1976.....................................................  126.05
     January 1977.....................................................  139.99
     January 1978.....................................................  121.58
     January 1979.....................................................  123.59
     January 1980.....................................................  136.47
     January 1981.....................................................  168.49
     January 1982.....................................................  163.12
     January 1983.....................................................  198.05
     January 1984.....................................................  227.32
     January 1985.....................................................  228.10
     January 1986.....................................................  294.22
     January 1987.....................................................  331.86
     January 1988.....................................................  330.06
     January 1989.....................................................  363.60
     January 1990.....................................................  429.63
     January 1991.....................................................  432.97
     January 1992.....................................................  496.00
     January 1993.....................................................  543.10
     January 1994.....................................................  585.08
     January 1995.....................................................  556.35
     January 1996.....................................................  706.64
     January 1997.....................................................  813.93

 The amounts shown are based on the investment performance of the Growth & In-come Subaccount and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.

                        SOVEREIGN BOND SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED JUNE 2, 1980

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
     CONTRACT YEAR COMMENCING                                OF THE SAME YEAR
     ------------------------                                -----------------
     June 1980..............................................     10,229.93
     June 1981..............................................     10,496.01
     June 1982..............................................     13,331.26
     June 1983..............................................     13,948.51
     June 1984..............................................     15,749.99
     June 1985..............................................     18,880.47
     June 1986..............................................     21,134.54
     June 1987..............................................     21,393.33
     June 1988..............................................     22,818.87
     June 1989..............................................     25,363.52
     June 1990..............................................     26,898.56
     June 1991..............................................     30,947.25
     June 1992..............................................     32,856.05
     June 1993..............................................     35,891.25
     June 1994..............................................     34,484.11
     June 1995..............................................     40,650.17
     June 1996..............................................     41,731.05

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- SOVEREIGN BOND SUBACCOUNT

 This Table shows, at annual intervals, the illustrative monthly variable annu-ity payments an Annuitant would have received assuming the Annuitant received a first annuity payment of $100 in June 1980.

                                                                        PAYMENT
     MONTH                                                             FOR MONTH
     -----                                                             ---------
     June 1980........................................................  100.00
     June 1981........................................................   96.02
     June 1982........................................................  104.33
     June 1983........................................................  124.70
     June 1984........................................................  119.06
     June 1985........................................................  142.91
     June 1986........................................................  161.39
     June 1987........................................................  161.44
     June 1988........................................................  166.85
     June 1989........................................................  175.39
     June 1990........................................................  179.74
     June 1991........................................................  192.24
     June 1992........................................................  205.19
     June 1993........................................................  219.34
     June 1994........................................................  212.72
     June 1995........................................................  224.64
     June 1996........................................................  228.63

 The amounts shown are based on the investment performance of the Sovereign Bond Subaccount and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.

                            MONEY MARKET SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED MAY 13, 1982

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
     CONTRACT YEAR COMMENCING                                OF THE SAME YEAR
     ------------------------                                -----------------
     May 1982...............................................     10,454.08
     May 1983...............................................     11,209.15
     May 1984...............................................     12,215.99
     May 1985...............................................     13,028.02
     May 1986...............................................     13,707.73
     May 1987...............................................     14,422.37
     May 1988...............................................     15,314.17
     May 1989...............................................     16,504.28
     May 1990...............................................     17,639.99
     May 1991...............................................     18,435.21
     May 1992...............................................     18,841.95
     May 1993...............................................     19,150.05
     May 1994...............................................     19,657.28
     May 1995...............................................     20,506.13
     May 1996...............................................     21,299.24

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- MONEY MARKET SUBACCOUNT

 This Table shows, at annual intervals, the illustrative monthly variable an-nuity payments an Annuitant would have received assuming that Annuitant re-ceived a first annuity payment of $100 in May 1982.

                                                                     PAYMENT FOR
     MONTH                                                              MONTH
     -----                                                           -----------
     May 1982.......................................................   100.00
     May 1983.......................................................   103.34
     May 1984.......................................................   107.59
     May 1985.......................................................   112.85
     May 1986.......................................................   115.94
     May 1987.......................................................   117.28
     May 1988.......................................................   119.52
     May 1989.......................................................   123.57
     May 1990.......................................................   128.27
     May 1991.......................................................   131.70
     May 1992.......................................................   131.78
     May 1993.......................................................   129.76
     May 1994.......................................................   127.42
     May 1995.......................................................   127.48
     May 1996.......................................................   128.26

 The amounts shown are based on the investment performance of the Money Market Subaccount and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.

                              MANAGED SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED NOVEMBER 9, 1987.

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
     CONTRACT YEAR COMMENCING                                OF THE SAME YEAR
     ------------------------                                -----------------
     November 1987..........................................     10,226.76
     November 1988..........................................     11,240.26
     November 1989..........................................     13,380.15
     November 1990..........................................     13,629.51
     November 1991..........................................     16,394.96
     November 1992..........................................     17,414.83
     November 1993..........................................     19,167.24
     November 1994..........................................     18,479.74
     November 1995..........................................     23,160.13
     November 1996..........................................     25,285.76

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- MANAGED SUBACCOUNT

 This Table shows, at annual intervals, the illustrative monthly variable an-nuity payments an Annuitant would have received assuming the Annuitant re-ceived a first annuity payment of $100 in November 1987.

                                                                        PAYMENT
     MONTH                                                             FOR MONTH
     -----                                                             ---------
     November 1987....................................................  100.00
     November 1988....................................................  109.87
     November 1989....................................................  121.52
     November 1990....................................................  114.66
     November 1991....................................................  136.05
     November 1992....................................................  142.02
     November 1993....................................................  156.17
     November 1994....................................................  146.42
     November 1995....................................................  168.78
     November 1996....................................................  180.91

 The amounts shown are based on the investment performance of the Managed Subaccount and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.

                       LARGE CAP GROWTH SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED NOVEMBER 24, 1987.

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
     CONTRACT YEAR COMMENCING                                OF THE SAME YEAR
     ------------------------                                -----------------
     November 1987..........................................     10,239.60
     November 1988..........................................     11,531.81
     November 1989..........................................     15,108.39
     November 1990..........................................     15,668.24
     November 1991..........................................     19,383.96
     November 1992..........................................     21,015.39
     November 1993..........................................     23,586.33
     November 1994..........................................     23,031.38
     November 1995..........................................     29,897.25
     November 1996..........................................     34,867.83

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- LARGE CAP GROWTH SUBACCOUNT

 This Table shows, at annual intervals, the illustrative monthly variable an-nuity payments an Annuitant would have received assuming the Annuitant re-ceived a first annuity payment of $100 in November, 1987.

                                                                        PAYMENT
     MONTH                                                             FOR MONTH
     -----                                                             ---------
     November 1987....................................................  100.00
     November 1988....................................................  109.59
     November 1989....................................................  135.20
     November 1990....................................................  135.73
     November 1991....................................................  164.04
     November 1992....................................................  168.91
     November 1993....................................................  189.46
     November 1994....................................................  182.81
     November 1995....................................................  218.63
     November 1996....................................................  253.37

 The amounts shown are based on the investment performance of the Large Cap Growth Subaccount and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.

                         REAL ESTATE EQUITY SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED FEBRUARY 14, 1989.

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
     CONTRACT YEAR COMMENCING                                OF THE SAME YEAR
     ------------------------                                -----------------
     February 1989..........................................     10,442.26
     February 1990..........................................      8,035.55
     February 1991..........................................     10,579.75
     February 1992..........................................     12,103.83
     February 1993..........................................     14,001.34
     February 1994..........................................     14,202.33
     February 1995..........................................     15,728.80
     February 1996..........................................     20,639.15

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS--REAL ESTATE EQUITY SUBACCOUNT

 This Table shows, at annual intervals, the illustrative monthly variable an-nuity payments an Annuitant would have received assuming the Annuitant re-ceived a first annuity payment of $100 in February 1989.

                                                                        PAYMENT
     MONTH                                                             FOR MONTH
     -----                                                             ---------
     February 1989....................................................  100.00
     February 1990....................................................   95.91
     February 1991....................................................   85.47
     February 1992....................................................   99.80
     February 1993....................................................  115.44
     February 1994....................................................  118.80
     February 1995....................................................  112.48
     February 1996....................................................  124.74
     February 1997....................................................  158.12

 The amounts shown are based on the investment performance of the Real Estate Equity Subaccount and its predecessors. All amounts reflect the provisions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.

                    INTERNATIONAL EQUITIES SUBACCOUNT

         ILLUSTRATIVE PERIODIC ACCUMULATED VALUES AND ANNUITY PAYMENTS

TABLE I--ACCUMULATION PERIOD--ILLUSTRATIVE ACCUMULATED VALUES WHICH WOULD HAVE RESULTED IF A $10,000 NET PURCHASE PAYMENT CONTRACT HAD BEEN ISSUED FEBRUARY 10, 1989.

                                                             ACCUMULATED VALUE
                                                              ON DECEMBER 31
     CONTRACT YEAR COMMENCING                                OF THE SAME YEAR
     ------------------------                                -----------------
     February 1989..........................................     11,099.72
     February 1990..........................................     10,051.49
     February 1991..........................................     12,229.24
     February 1992..........................................     11,861.11
     February 1993..........................................     15,450.90
     February 1994..........................................     14,305.70
     February 1995..........................................     15,237.67
     February 1996..........................................     16,406.62

TABLE II--ANNUITY PERIOD--ILLUSTRATIVE MONTHLY VARIABLE ANNUITY PAYMENTS-- INTERNATIONAL EQUITIES SUBACCOUNT

 This Table shows, at annual intervals, the illustrative monthly variable an-nuity payments an Annuitant would have received assuming the Annuitant re-ceived a first annuity payment of $100 in February 1989.

                                                                        PAYMENT
     MONTH                                                             FOR MONTH
     -----                                                             ---------
     February 1989....................................................  100.00
     February 1990....................................................   96.77
     February 1991....................................................   89.90
     February 1992....................................................  103.84
     February 1993....................................................   98.31
     February 1994....................................................  123.78
     February 1995....................................................  103.66
     February 1996....................................................  114.78
     February 1997....................................................  115.51

 The amounts shown are based on the investment performance of the Internation-al Equities Subaccount and its predecessors. All amounts reflect the provi-sions of the Contracts described in this Prospectus, including annuity tables based on the standard assumed investment rate of 3 1/2% per annum. The amounts shown do not reflect the deduction for any applicable premium tax. See text preceding these Tables.

                                     JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
LOGO


                             ANNUITY TRANSFERLINE

                              AUTHORIZATION FORM


 INSTRUCTIONS: Please complete and sign where indicated. If your Contract will be jointly owned, each Owner must sign. An acknowledgement letter will be sent as soon as your Contract is issued.

 THIS COMPLETED FORM MUST BE SUBMITTED WITH THE APPLICATION.

( ) Yes! I want TRANSFERLINE, John Hancock's telephone transfer program that permits fast and toll-free transfers of funds within my Contract, as con-ditions dictate.

As the applicant for a Contract funded by John Hancock Variable Series Trust I (the "Fund"), I hereby authorize John Hancock, on behalf of the Fund, to act upon my telephone instructions to:

  (1) reallocate my then current value held in any one or more Subaccounts, and

  (2) to change the allocation of future purchase payments to the Subaccounts.

I understand that John Hancock employs the following procedures reasonably de-signed to confirm that the instructions received by telephone are genuine: re-quiring disclosure of personal identification; tape recording calls; and pro-viding the Owner with a confirmation of the transfer. As long as John Hancock follows such procedures, I will not hold John Hancock or the Fund (or any of their successors) liable for any loss, expense, or cost resulting from any un-authorized or fraudulent telephone instructions.

I further understand that this authorization is limited by the conditions and procedures for telephone account transfers and investment option changes set forth in the prospectus describing my contract.

I further understand that this authorization will continue in force unless and until the earlier of (a) written revocation received by John Hancock at its Servicing Office or (b) John Hancock discontinues this service.

                                            Signature(s) of Prospective
                                                 Contract Owner(s)

Date: _______________________________  /s/__________________________________
Date: _______________________________  /s/__________________________________

                          Questions call: 1-800-REAL LIFE (732-5543)

                               Mail to: John Hancock Servicing Office P.O. Box
                                       111 Boston, MA 02117

                                      LOGO


  POLICIES ISSUED BY JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY 200 CLARENDON
                      STREET, BOSTON, MASSACHUSETTS 02117

S8139 5/97

                  JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
            INDIVIDUAL COMBINATION FIXED/VARIABLE ANNUITY CONTRACTS
                               ("CONTRACTS") OF
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                      STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  This statement of additional information is not a prospectus. It is intended that this statement of additional information be read in conjunction with the prospectus of John Hancock Variable Annuity Account U, dated May 1, 1997. A copy of the prospectus may be obtained from John Hancock Variable Annuity Account U, John Hancock Servicing Office, P.O. Box 111, Boston Massachusetts, 02117, telephone number (800) REAL LIFE (732-5543), fax number (888-553-4732).

  This statement of additional information is dated May 1, 1997.

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                             CROSS REFERENCE SHEET

                                           SECTION IN STATEMENT OF
     FORM N-4 ITEM NO.                     ADDITIONAL INFORMATION
     -----------------                     -----------------------
15. Cover Page.............  Cover Page
16. Table of Contents......  Table of Contents
17. General Information and
     History...............  Business History
18. Services...............  Distribution Agreement and Other Services
19. Purchase of Securities
     Being Offered.........  Not Applicable (relevant information in prospectus)
20. Underwriters...........  Distribution Agreement and Other Services
21. Calculation of Yield
     Quotations of Money
     Market Subaccounts....  Calculation of Performance Data
22. Annuity Payments.......  Calculation of Annuity Payments
23. Financial Statements...  Financial Statements

                               TABLE OF CONTENTS

                                                              CROSS REFERENCE TO
                                                         PAGE PAGE IN PROSPECTUS
                                                         ---- ------------------
Business History........................................   1           12-13
Distribution Agreement and Other Services...............   1      14, 18, 30
  Distribution Agreement................................   1          18, 30
  Investment Advisory Agreement.........................   1              15
  Custodian Agreement...................................   2              --
  Independent Auditors..................................   2              30
Calculation of Performance Data. .......................   3           28-29
Calculation of Annuity Payments.........................   4           22-23
Financial Statements....................................   6              31

                               BUSINESS HISTORY

  John Hancock Variable Annuity Account U (the "Account") is a separate account of John Hancock Mutual Life Insurance Company ("John Hancock"), established under the laws of the State of Massachusetts. The Account is organized as a unit investment trust and registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Act") and the Securities Act of 1933. The Account has eighteen separate subaccounts (Growth & Income, Sovereign Bond, Money Market, Large Cap Growth, Managed, Real Estate Equity, International Equities, Short-Term U.S. Government, Special Opportunities, Equity Index, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Bond, International Opportunities, and International Balanced) through which John Hancock's individual variable annuity contracts are funded, at the discretion of the individual contract owner (the "Owner"). The assets of each subaccount are, in turn, invested in a corresponding Portfolio of John Hancock Variable Series Trust I (the "Fund"), a registered open-end diversified management investment company advised by John Hancock.

  The Account is the successor to the six separate investment accounts of John
Hancock: John Hancock Variable Accounts A and C (the stock accounts), John Hancock Variable Accounts A-1 and C-1 (the bond accounts), and John Hancock Variable Accounts A-2 and C-2 (the money market accounts). These six accounts (collectively, the "Variable Accounts") had investment objectives, policies, and restrictions which were the same as those of the respective subaccounts of the Account. On February 20, 1987, John Hancock, on behalf of the Variable Accounts, combined the stock accounts to form the Account's newly-created stock subaccount, combined the bond accounts to form the Account's newly-created bond subaccount, and combined the money market accounts to form the Account's newly-created money market subaccount. The newly created subaccounts were established within John Hancock Variable Annuity Account A, the name of which was changed to John Hancock Variable Annuity Account U.

  Simultaneously with the transactions described above, John Hancock, on behalf of the Variable Accounts, transferred all of the portfolio assets of the newly-created stock, bond, and money market subaccounts of Account A to the Fund's Stock (renamed Growth & Income), Bond (renamed Sovereign Bond), and Money Market Portfolios, respectively, in exchange for shares of the corresponding Fund Portfolio. In addition, the Fund assumed, in effect, any unsatisfied liability incurred by the corresponding Variable Account.

  All of these transactions are referred to as the "Reorganization." They were effected pursuant to an Agreement and Plan of Reorganization, dated June 10, 1986, entered into by John Hancock, the Variable Accounts, and the Fund.

                   DISTRIBUTION AGREEMENT AND OTHER SERVICES

 Distribution Agreement

  Pursuant to a Distribution Agreement, dated May 1, 1997, John Hancock Distributors, Inc. ("Distributors"), a registered broker-dealer, acts as "principal underwriter" for the Account. Tables showing Distributors' compensation for sales and administrative expenses and providing the minimum death benefit are included in the Account's Prospectus under "Charges Under Variable Annuity Contracts." Distributors' major responsibility as underwriter is to perform all sales and marketing functions relating to the Contracts. The offering of the Account's interests is continuous, but Distributors is not obligated to sell any particular amount of the Account's interests.

 Investment Advisory Agreement

  The Fund, in which the Contracts are invested, has contracted with John Hancock for investment advisory services. Pursuant to two Investment Management Agreements, both dated as of April 12, 1988, one Investment

Management Agreement, dated April 15, 1994, and one Investment Management Agreement, dated March 14, 1996, John Hancock, a registered investment adviser under the Act, advises the Fund in connection with policy decisions; provides administration of day-to-day operations; negotiates the quantity or price of its investments; provides personnel, office space, equipment, and supplies for the Fund; maintains records required by the Act; values assets and liabilities of the Fund; computes income, net asset value, and yield of each Portfolio; and supervises activities of the sub-investment managers referred to below.

  John Hancock has day-to-day responsibility for making investment decisions and placing investment orders for the Money Market Portfolio. However, with respect to the other Portfolios, John Hancock has contracted with the following registered investment advisors to perform these and certain other recordkeeping functions as sub-investment manager pursuant to sub-investment agreements dated as indicated:

   Growth & Income........... Independence Investment Associates, Inc.  4/15/88
   Sovereign Bond............ John Hancock Advisers, Inc.               5/01/95
   Large Cap Growth.......... Independence Investment Associates, Inc.  4/15/88
   Managed................... Independence Investment Associates, Inc.  4/15/88
   Real Estate Equity........ Independence Investment Associates, Inc.  4/15/94
   International Equities.... John Hancock Advisers, Inc.               4/15/88
                              John Hancock Advisers International, Inc. 4/15/88
   Short-Term U.S.
    Government............... Independence Investment Associates, Inc.  4/15/94
   Equity Index.............. State Street Bank & Trust, N.A.           3/18/97
   Large Cap Value........... T. Rowe Price Associates, Inc.            3/29/96
   Mid Cap Growth............ Janus Capital Corporation                 3/29/96
   Mid Cap Value............. Neuberger & Berman, LLC                   5/01/96
   Small Cap Growth.......... John Hancock Advisers, Inc.               3/29/96
   Small Cap Value........... INVESCO Management & Research             3/22/96
   Strategic Bond............ J.P. Morgan Investment Management, Inc.   3/29/96
   International
    Opportunities............ T. Rowe Price Associates, Inc.            3/29/96
                              Rowe Price-Fleming International, Inc.    3/29/96
   International Balanced.... Brinson Partners, Inc.                    3/29/96

  John Hancock pays the sub-investment management fees pursuant to the Agreements and, therefore, the sub-investment management arrangements result in no additional charge or expense to the Fund or to contractholders. A more complete description of the Fund's management and the investment advisory fees is included under "Management of the Fund" in the Fund's Prospectus and under "Investment Advisory and Other Services" in the Fund's Statement of Additional Information.

 Custodian Agreement

  The Fund's custodian with respect to the Growth & Income, Money Market, Large Cap Growth, Real Estate Equity, and Short-Term U.S. Government Portfolios is Chemical Banking Corporation of 4 New York Plaza, New York, New York, pursuant to a Custodian Agreement, dated January 15, 1988, and amended April 29, 1988. The Fund's custodian with respect to the Sovereign Bond Portfolio is Investors Bank and Trust Company, 24 Federal Street, Boston, pursuant to a Custodian Agreement dated May 2, 1995. The Fund's custodian with respect to the other Portfolios is State Street Bank and Trust, 225 Franklin Street, Boston, Massachusetts, pursuant to a Custodian Agreement dated January 30, 1995, and amended March 18, 1996. The custodian's duties include safeguarding and controlling the Fund's cash investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

 Independent Auditors

  Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, has been selected as the independent auditors of the Account. The firm is responsible for auditing the financial statements of the Account and JHMLICO.

                        CALCULATION OF PERFORMANCE DATA

  The Account will show the average annual total return for each Subaccount, according to the following formula prescribed by the Securities and Exchange
Commission:

                                  P(1+T)n=ERV

where:
               P=a hypothetical initial payment of $1,000
               T=average annual total return
               n=number of years
            ERV= ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period (or fractional portion thereof)

  Average annual total return is the annual compounded rate of return that would have produced the cash redemption value under a contract had the Subaccount been invested in a specified Portfolio of the Fund (or its predecessor) over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects a deduction for the contingent deferred sales charge and all other Fund and Contract level charges except premium taxes, if any.

  The following table shows the average annual total return for each Subaccount for the period ended December 31, 1996:

                                                    AVERAGE
                                                  ANNUALIZED
                                            -----------------------
                                      YEAR                             DATE
                                       TO                               OF
SUBACCOUNT***                         DATE  1 YEAR 5 YEAR* 10 YEAR* INCEPTION**
-------------                         ----- ------ ------- -------- -----------
Managed..............................  1.9%  1.9%    8.2%   10.6%    11/09/87
Growth & Income...................... 11.3% 11.3%   12.3%   13.3%    04/03/72
Equity Index.........................  5.9%    NA      NA      NA    04/30/96
Large Cap Value......................  5.5%    NA      NA      NA    04/30/96
Large Cap Growth.....................  9.5%  9.5%   11.8%   14.6%    11/24/87
Mid Cap Value........................  7.8%    NA      NA      NA    04/30/96
Mid Cap Growth....................... -5.6%    NA      NA      NA    04/30/96
Special Opportunities................ 21.4% 21.4%   24.3%      NA    09/23/94
Real Estate Equity................... 24.2% 24.2%   13.6%    9.5%    02/01/89
Small Cap Value......................  2.0%    NA      NA      NA    04/30/96
Small Cap Growth..................... -8.6%    NA      NA      NA    04/30/96
International Balanced............... -1.6%    NA      NA      NA    04/30/96
International Equities...............  0.4%  0.4%    5.1%    6.4%    02/01/89
International Opportunities.......... -1.6%    NA      NA      NA    04/30/96
Short Term U.S. Gov't................ -5.1% -5.1%    1.8%      NA    09/23/94
Sovereign Bond....................... -4.6% -4.6%    5.3%    7.0%    06/02/80
Strategic Bond....................... -1.6%    NA      NA      NA    04/30/96
Money Market......................... -3.4% -3.4%    1.9%    4.4%    05/13/82

--------
  *or since inception of the applicable Portfolio or its predecessor. **of the Portfolio or its predecessor.
*** Absent reimbursement from John Hancock to certain Portfolios for some periods, total return figures for related subaccounts would have been lower.

  The Account will show current yield and effective yield figures for the Money Market Subaccount. The current yield of the Money Market Subaccount for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the Money Market Portfolio, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares. Mortality and expense risk and administrative charges are reflected, but the withdrawal charge and any charge for premium taxes are not.

  The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. The formula for effective yield, as prescribed by the SEC, is:

             EFFECTIVE YIELD = [(Base period return + 1) 365/7]-1

  For the 7-day period ending December 31, 1996, the Money Market Subaccount's current yield was 3.98% and its effective yield was 4.06%.

  The Account will calculate current yield for each of the other Subaccounts according to the following formula prescribed by the SEC:

                      Yield = 2[([(a-b)/cd] + 1)/6/ - 1]

where:a =dividends and interest earned during the period b =expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
    d =the maximum offering price per share on the last day of the period.

  According to this formula, yield is determined by dividing the net investment income per Accumulation Shared earned during the period (minus the deduction for mortality and expense risk charge, contract fee, administrative services charge) by the Accumulation Share Value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30-day period identified in the advertisement. No sales loads are assumed.

                        CALCULATION OF ANNUITY PAYMENTS

  The variable monthly annuity payment to an Annuitant under a Contract is equal to the sum of the products of the number of each subaccount's "Annuity Units" credited to the Contract multiplied by the applicable "Annuity Unit Value," as these terms are defined under "Special Terms" and "Variable Account Valuation Procedures," respectively, in the Account's prospectus. The number of each subaccount's Annuity Units credited to the Contract is multiplied by the applicable Annuity Unit Value as of ten calendar days prior to the date the payment is due. The value of the Annuity Units varies from day to day, depending on the investment performance of the subaccount, the deductions made against the subaccount, and the assumed investment rate used in computing Annuity Unit Values. Thus, the variable monthly annuity payments vary in amount from month to month.

  The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each subaccount used in calculating the Net Investment Factor (as described under "Variable Account Valuation Procedures--Net Investment Factor" in the Account's prospectus) will be equal on an annual basis to the assumed investment rate. If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

  The mortality tables used as a basis for the annuity purchase rates of the Contracts are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the Contract Year of annuitization. The annuity purchase rates used in a Contract purchased in connection with an employer-related plan and used in all Contracts issued in Montana and Massachusetts will be the annuity purchase rates for females. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

  The following outline is an illustration of the method of calculating variable monthly annuity payments and the number of Annuity Units under the deferred Contracts.

A. GENERAL FORMULAE TO DETERMINE ACCUMULATION SHARE VALUES AND ANNUITY UNIT
   VALUES

Net Investment Rate =

                                                  Subaccount Charges (0.003836%
Investment      Capital     Capital    Taxes      per Day of the Value of the
Income      +   Gains    -  Losses  -  (if any) - Subaccount at the Beginning of
                                                  the Valuation Period)
-------------------------------------------------------------------------------
       Value of the Subaccount at the Beginning of the Valuation Period

Net Investment
 Factor                   =   1.00000000                   +  Net Investment Rate
                              Accumulation Share Value
Accumulation Share Value  =   on Preceding Valuation Date  X  Net Investment Factor
                              Annuity Unit Value                                        Factor to Neutralize
Annuity Unit Value        =   on Preceding Valuation Date  X  Net Investment Factor  X  the Assumed Investment Rate

B. HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF ACCUMULATION SHARE VALUES AND ANNUITY UNIT VALUES

  Assume at the beginning of the Valuation Period being considered, the value of the Subaccount was $4,000,000. Investment income during the Valuation Period totaled $2000 while capital gains were $3000 and capital losses were $1000. No taxes accrued. Charges against the beginning value of the Subaccount amount to $153.44 assuming a one day Valuation Period. The $153.44 was computed by multiplying the beginning Portfolio value of $4,000,000 by the factor 0.00003836. By substituting in the first formula above, the net investment rate is equal to $3846.56 ($2000 +$3000 -$1000 -$153.44) divided by
$4,000,000 or 0.00096164. The Net Investment Factor would then be 1.00096164.

  Assume further that each Accumulation Share had a value of $11.250000 on the previous Valuation Date, and the value of an Annuity Unit on such date was $1.0850000. Based upon the experience of the Portfolio during the Valuation Period, the value of an Accumulation Share at the end of the Valuation Period would be $11.260818 ($11.250000 x 1.00096164). The value of an Annuity Unit at the end of the Valuation Period would be $1.0859410 ($1.0850000 x 1.00096164 x
 .99990575). The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the Annuity Unit recognizes only the actual investment experience.

C. GENERAL FORMULAE TO DETERMINE AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS AND NUMBER OF ANNUITY UNITS FOR CONTRACTS

Amount of the First Variable Annuity Payment =

Number of Accumulation     Accumulation Share Value        First Monthly Annuity
Shares Applied          X  10 Days Before Maturity Date  X Payment Factor
-------------------------------------------------------
                                $1,000

Number of Annuity Units   =   Amount of First Variable Annuity Payment
                              ----------------------------------------
                              Annuity Unit Value 10 Days Before Maturity Date

Amount of Subsequent          Number of           Annuity Unit Value 10 Days
Variable Annuity Payment  =   Annuity Units   X   Before Payment Date

D. HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF THE AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENT FOR CONTRACTS

  Assume that 10 days before the date of maturity a contract has credited to it 4000.000 Accumulation Shares each having a value of $12.000000. The appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.79 per $1000 of proceeds for the Annuity Option elected. The Annuitant's first monthly payment would then be $277.92.

                         4000.000 X $12.00000 X $5.79
                         --------------------
                                   $1000

  If the value of an Annuity Unit 10 days before the date of maturity was $1.4000000, the number of Annuity Units represented by the first and subsequent payments would be $198.514 ($277.92/$1.4000000). If the Annuity Unit Value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $278.91 (198.514 x $1.405000).

                             FINANCIAL STATEMENTS

                                (SEE NEXT PAGE)

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                   STATEMENT OF ASSETS AND LIABILITIES

                            DECEMBER 31, 1996

                   LARGE CAP    SOVEREIGN   INTERNATIONAL SMALL CAP  INTERNATIONAL  MID CAP   LARGE CAP     MONEY     MID CAP
                     GROWTH        BOND       EQUITIES      GROWTH     BALANCED      GROWTH     VALUE      MARKET      VALUE
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                  ------------ ------------ ------------- ---------- ------------- ---------- ---------- ----------- ----------
ASSETS
Investment in
shares of
portfolios of
John Hancock
Variable Series
Trust I, at
value...........  $188,987,564 $290,503,205  $67,701,763  $4,388,830   $797,114    $2,859,666 $3,004,811 $64,096,778 $1,141,426
Receivable from
John Hancock
Variable Series
Trust I.........        60,094      214,334       56,357      22,780      4,674        11,316     30,159      41,874     21,750
                  ------------ ------------  -----------  ----------   --------    ---------- ---------- ----------- ----------
Total assets....   189,047,658  290,717,539   67,758,120   4,411,610    801,788     2,870,982  3,034,970  64,138,652  1,163,176
LIABILITIES
Payable to John
Hancock Variable
Series Trust I..        52,828      204,158       53,800      22,616      4,644        11,210     30,045      39,646     21,708
Asset charges
payable.........         7,266       10,176        2,557         164         30           106        114       2,228         42
                  ------------ ------------  -----------  ----------   --------    ---------- ---------- ----------- ----------
Total
liabilities.....        60,094      214,334       56,357      22,780      4,674        11,316     30,159      41,874     21,750
                  ------------ ------------  -----------  ----------   --------    ---------- ---------- ----------- ----------
Net assets......   188,987,564  290,503,205   67,701,763   4,388,830    797,114     2,859,666  3,004,811  64,096,778  1,141,426
                  ============ ============  ===========  ==========   ========    ========== ========== =========== ==========
NET ASSETS:
Attributable to
John Hancock
Mutual Life
Insurance
Company.........           --       590,790          --          --         --            --         --      318,480        --
Attributable to
contractowners..   188,987,564  289,912,415   67,701,763   4,388,830    797,114     2,859,666  3,004,811  63,778,298  1,141,426
                  ------------ ------------  -----------  ----------   --------    ---------- ---------- ----------- ----------
                  $188,987,564 $290,503,205  $67,701,763  $4,388,830   $797,114    $2,859,666 $3,004,811 $64,096,778 $1,141,426
                  ============ ============  ===========  ==========   ========    ========== ========== =========== ==========

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                            DECEMBER 31, 1996

                                                                        SHORT-TERM
                     SPECIAL    REAL ESTATE   GROWTH &                     U.S.    SMALL CAP  INTERNATIONAL   EQUITY   STRATEGIC
                  OPPORTUNITIES   EQUITY       INCOME       MANAGED     GOVERNMENT   VALUE    OPPORTUNITIES   INDEX       BOND
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT
                  ------------- ----------- ------------ -------------- ---------- ---------- ------------- ---------- ----------
ASSETS
Investment in
shares of
portfolios of
John Hancock
Variable Series
Trust I, at
value...........   $45,847,219  $85,994,087 $682,184,704 $1,163,856,420 $6,689,381 $1,788,946  $2,385,098   $4,470,107 $2,615,248
Receivable from
John Hancock
Variable Series
Trust I.........        84,833       13,616      261,446        839,925     16,375      8,917      13,639       10,282      2,695
                   -----------  ----------- ------------ -------------- ---------- ----------  ----------   ---------- ----------
Total assets....    45,932,052   86,007,703  682,446,150  1,163,696,345  6,705,756  1,797,863   2,398,737    4,480,389  2,617,943
LIABILITIES
Payable to John
Hancock Variable
Series Trust I..        83,094       10,381      237,553        795,138     16,120      8,849      13,549       10,109      2,595
Asset charges
payable.........         1,739        3,235       23,893         44,787        255         68          90          173        100
                   -----------  ----------- ------------ -------------- ---------- ----------  ----------   ---------- ----------
Total
liabilities.....        84,833       13,616      261,446        839,925     16,375      8,917      13,639       10,282      2,695
                   -----------  ----------- ------------ -------------- ---------- ----------  ----------   ---------- ----------
Net assets......    45,847,219   85,994,087  682,184,704  1,163,856,420  6,689,381  1,788,946   2,385,098    4,470,107  2,615,248
                   ===========  =========== ============ ============== ========== ==========  ==========   ========== ==========
NET ASSETS:
Attributable to
John Hancock
Mutual Life
Insurance
Company.........           --           --     1,654,605            --         --         --          --           --         --
Attributable to
contractowners..    45,847,219   85,994,087  680,530,099  1,163,856,420  6,689,381  1,788,946   2,385,098    4,470,107  2,615,248
                   -----------  ----------- ------------ -------------- ---------- ----------  ----------   ---------- ----------
                   $45,847,219  $85,994,087 $682,184,704 $1,163,856,420 $6,689,381 $1,788,946  $2,385,098   $4,470,107 $2,615,248
                   ===========  =========== ============ ============== ========== ==========  ==========   ========== ==========

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                         STATEMENT OF OPERATIONS

                      PERIOD ENDED DECEMBER 31, 1996

                    LARGE CAP    SOVEREIGN   INTERNATIONAL  SMALL CAP  INTERNATIONAL   MID CAP    LARGE CAP    MONEY
                     GROWTH        BOND        EQUITIES      GROWTH      BALANCED      GROWTH       VALUE      MARKET
                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT*  SUBACCOUNT*  SUBACCOUNT* SUBACCOUNT* SUBACCOUNT
                   -----------  -----------  ------------- ----------- ------------- ----------- ----------- ----------
Investment
income:
 Distributions
 received from
 the portfolios
 of John Hancock
 Variable Series
 Trust I.........  $28,211,043  $22,408,938   $  884,086    $   3,067     $13,321      $ 9,454    $ 60,407   $3,303,454
Expenses:
 Mortality and
 expense risks...    2,445,319    3,790,287      956,141       22,779       3,949       13,394      12,205      806,237
                   -----------  -----------   ----------    ---------     -------      -------    --------   ----------
Net investment
income (loss)....   25,765,724   18,618,651      (72,055)     (19,712)      9,372       (3,940)     48,202    2,497,217
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss).....    2,715,920    1,605,801      618,460      (38,209)        601       (2,933)      5,943          --
 Net unrealized
 appreciation
 (depreciation)
 during the
 period..........   (1,342,699) (12,616,007)   4,480,521     (116,446)     22,914       53,641     155,009          --
                   -----------  -----------   ----------    ---------     -------      -------    --------   ----------
Net realized and
unrealized gain
(loss) on
investments......    1,373,221  (11,010,206)   5,098,981     (154,655)     23,515       50,708     160,952          --
                   -----------  -----------   ----------    ---------     -------      -------    --------   ----------
Net increase
(decrease) in net
assets resulting
from operations..  $27,138,945  $ 7,608,445   $5,026,926    $(174,367)    $32,887      $46,768    $209,154   $2,497,217
                   ===========  ===========   ==========    =========     =======      =======    ========   ==========
                     MID CAP
                      VALUE
                   SUBACCOUNT*
                   -----------
Investment
income:
 Distributions
 received from
 the portfolios
 of John Hancock
 Variable Series
 Trust I.........    $23,396
Expenses:
 Mortality and
 expense risks...      4,252
                   -----------
Net investment
income (loss)....     19,144
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss).....        272
 Net unrealized
 appreciation
 (depreciation)
 during the
 period..........     75,961
                   -----------
Net realized and
unrealized gain
(loss) on
investments......     76,233
                   -----------
Net increase
(decrease) in net
assets resulting
from operations..    $95,377
                   ===========

-----

* From May 1, 1996 (commencement of operations).

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      PERIOD ENDED DECEMBER 31, 1996

                                                                       SHORT-TERM
                     SPECIAL    REAL ESTATE   GROWTH &                    U.S.     SMALL CAP  INTERNATIONAL   EQUITY
                  OPPORTUNITIES   EQUITY       INCOME      MANAGED     GOVERNMENT    VALUE    OPPORTUNITIES    INDEX
                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT SUBACCOUNT*  SUBACCOUNT*  SUBACCOUNT*
                  ------------- ----------- ------------ ------------  ---------- ----------- ------------- -----------
Investment
income:
Distributions
received from
the portfolios
of John Hancock
Variable Series
Trust I.........   $1,764,490   $ 4,470,732 $ 85,637,160 $144,901,802   $343,472   $ 44,896      $ 7,131     $106,423
Expenses:
Mortality and
expense risks...      437,872       986,476    7,945,763   15,814,224     89,136      8,623        9,839       22,479
                   ----------   ----------- ------------ ------------   --------   --------      -------     --------
Net investment
income (loss)...    1,326,618     3,484,256   77,691,397  129,087,578    254,336     36,273       (2,708)      83,944
Net realized and
unrealized gain
(loss) on
investments:
Net realized
gain (loss).....      810,991       517,169    7,392,263   12,361,012     (9,939)     5,580       (1,023)         518
Net unrealized
appreciation
(depreciation)
during the
period..........    4,973,647    16,386,139   22,898,637  (41,260,217)  (104,619)    89,251       99,796      289,361
                   ----------   ----------- ------------ ------------   --------   --------      -------     --------
Net realized and
unrealized gain
(loss) on
investments.....    5,784,638    16,903,308   30,290,900  (28,899,205)  (114,558)    94,831       98,773      289,879
                   ----------   ----------- ------------ ------------   --------   --------      -------     --------
Net increase in
net assets
resulting from
operations......   $7,111,256   $20,387,564 $107,982,297 $100,188,373   $139,778   $131,104      $96,065     $373,823
                   ==========   =========== ============ ============   ========   ========      =======     ========
                   STRATEGIC
                     BOND
                  SUBACCOUNT*
                  -----------
Investment
income:
Distributions
received from
the portfolios
of John Hancock
Variable Series
Trust I.........   $105,925
Expenses:
Mortality and
expense risks...     13,728
                  -----------
Net investment
income (loss)...     92,197
Net realized and
unrealized gain
(loss) on
investments:
Net realized
gain (loss).....        317
Net unrealized
appreciation
(depreciation)
during the
period..........     16,022
                  -----------
Net realized and
unrealized gain
(loss) on
investments.....     16,339
                  -----------
Net increase in
net assets
resulting from
operations......   $108,536
                  ===========

-----

* From May 1, 1996 (commencement of operations).

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                   STATEMENTS OF CHANGES IN NET ASSETS

               FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                           LARGE CAP                                            INTERNATIONAL        SMALL CAP   INTERNATIONAL
                            GROWTH                  SOVEREIGN BOND                EQUITIES             GROWTH      BALANCED
                          SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT          SUBACCOUNT   SUBACCOUNT
                   --------------------------  --------------------------  ------------------------  ----------  -------------
                       1996          1995          1996          1995         1996         1995        1996*         1996*
                   ------------  ------------  ------------  ------------  -----------  -----------  ----------  -------------
Increase
(decrease) in net
assets from
operations:
 Net investment
 income (loss)...  $ 25,765,724  $ 11,557,682  $ 18,618,651  $ 20,532,319  $   (72,055) $  (165,159) $  (19,712)   $  9,372
 Net realized
 gain (loss).....     2,715,920       511,687     1,605,801      (625,195)     618,460    1,637,360     (38,209)        601
 Net unrealized
 appreciation
 (depreciation)
 during the year.    (1,342,699)   23,842,221   (12,616,007)   29,341,954    4,480,521    2,920,738    (116,446)     22,914
                   ------------  ------------  ------------  ------------  -----------  -----------  ----------    --------
Net increase
(decrease) in net
assets resulting
from operations..    27,138,945    35,911,590     7,608,445    49,249,078    5,026,926    4,392,939    (174,367)     32,887
 From
 contractowner
 transactions:
 Net premiums
 from
 contractowners..    17,826,148    29,927,518    13,004,399    25,381,525    9,354,294   12,868,780   5,472,927     793,707
 Net benefits to
 contractowners..   (20,197,834)  (13,575,854)  (45,346,956)  (38,302,985) (14,672,328) (23,857,543)   (909,730)    (29,480)
                   ------------  ------------  ------------  ------------  -----------  -----------  ----------    --------
Net increase
(decrease) in net
assets from
contractowner
transactions.....    (2,371,686)   16,351,664   (32,342,557)  (12,921,460)  (5,318,034) (10,988,763)  4,563,197     764,227
                   ------------  ------------  ------------  ------------  -----------  -----------  ----------    --------
Net increase
(decrease) in net
assets...........    24,764,259    52,263,254   (24,734,112)   36,327,618     (291,108)  (6,595,824)  4,388,830     797,114
Net assets at
beginning of
year.............   164,220,305   111,957,051   315,237,317   278,909,699   67,992,871   74,588,695         --          --
                   ------------  ------------  ------------  ------------  -----------  -----------  ----------    --------
Net assets at end
of year..........  $188,987,564  $164,220,305  $290,503,205  $315,237,317  $67,701,763  $67,992,871  $4,388,830    $797,114
                   ============  ============  ============  ============  ===========  ===========  ==========    ========
                    MID CAP    LARGE CAP
                     GROWTH      VALUE
                   SUBACCOUNT  SUBACCOUNT
                   ----------- -----------
                     1996*       1996*
                   ----------- -----------
Increase
(decrease) in net
assets from
operations:
 Net investment
 income (loss)...  $   (3,940) $   48,202
 Net realized
 gain (loss).....      (2,933)      5,943
 Net unrealized
 appreciation
 (depreciation)
 during the year.      53,641     155,009
                   ----------- -----------
Net increase
(decrease) in net
assets resulting
from operations..      46,768     209,154
 From
 contractowner
 transactions:
 Net premiums
 from
 contractowners..   3,061,875   2,921,725
 Net benefits to
 contractowners..    (248,977)   (126,068)
                   ----------- -----------
Net increase
(decrease) in net
assets from
contractowner
transactions.....   2,812,898   2,795,657
                   ----------- -----------
Net increase
(decrease) in net
assets...........   2,859,666   3,004,811
Net assets at
beginning of
year.............         --          --
                   ----------- -----------
Net assets at end
of year..........  $2,859,666  $3,004,811
                   =========== ===========

-----

* From May 1, 1996 (commencement of operations).

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

               FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                MID CAP
                         MONEY MARKET            VALUE      SPECIAL OPPORTUNITIES       REAL ESTATE EQUITY
                          SUBACCOUNT           SUBACCOUNT        SUBACCOUNT                 SUBACCOUNT
                   --------------------------  ----------  ------------------------  --------------------------
                       1996          1995        1996*        1996         1995          1996          1995
                   ------------  ------------  ----------  -----------  -----------  ------------  ------------
Increase in net
assets from
operations:
 Net investment
 income..........  $  2,497,217  $  2,878,058  $   19,144  $ 1,326,618  $   243,648  $  3,484,256  $  3,874,779
 Net realized
 gain (loss).....           --            --          272      810,991      428,216       517,169      (602,325)
 Net unrealized
 appreciation
 during the year.           --            --       75,961    4,973,647      923,379    16,386,139     3,675,422
                   ------------  ------------  ----------  -----------  -----------  ------------  ------------
Net increase in
net assets
resulting from
operations.......     2,497,217     2,878,058      95,377    7,111,256    1,595,243    20,387,564     6,947,876
From
contractowner
transactions:
 Net premiums
 from
 contractowners..    43,824,428    39,335,269   1,145,532   31,891,420   13,296,094     7,381,816     6,265,583
 Net benefits to
 contractowners..   (47,278,734)  (41,035,536)    (99,483)  (6,960,327)  (2,628,805)  (10,368,714)  (23,650,208)
                   ------------  ------------  ----------  -----------  -----------  ------------  ------------
Net increase
(decrease) in net
assets from
contractowner
transactions.....    (3,454,306)   (1,700,267)  1,046,049   24,931,093   10,667,289    (2,986,898)  (17,384,625)
                   ------------  ------------  ----------  -----------  -----------  ------------  ------------
Net increase
(decrease) in net
assets...........      (957,089)    1,177,791   1,141,426   32,042,349   12,262,532    17,400,666   (10,436,749)
Net assets at
beginning of
year.............    65,053,867    63,876,076         --    13,804,870    1,542,338    68,593,421    79,030,170
                   ------------  ------------  ----------  -----------  -----------  ------------  ------------
Net assets at end
of year..........  $ 64,096,778  $ 65,053,867  $1,141,426  $45,847,219  $13,804,870  $ 85,994,087  $ 68,593,421
                   ============  ============  ==========  ===========  ===========  ============  ============
                        GROWTH & INCOME
                          SUBACCOUNT
                   ---------------------------
                       1996          1995
                   ------------- -------------
Increase in net
assets from
operations:
 Net investment
 income..........  $ 77,691,397  $ 49,851,546
 Net realized
 gain (loss).....     7,392,263     1,872,473
 Net unrealized
 appreciation
 during the year.    22,898,637    90,535,270
                   ------------- -------------
Net increase in
net assets
resulting from
operations.......   107,982,297   142,259,297
From
contractowner
transactions:
 Net premiums
 from
 contractowners..    50,653,091    64,442,746
 Net benefits to
 contractowners..   (63,828,426)  (47,367,868)
                   ------------- -------------
Net increase
(decrease) in net
assets from
contractowner
transactions.....   (13,175,335)   17,074,878
                   ------------- -------------
Net increase
(decrease) in net
assets...........    94,806,962   159,334,167
Net assets at
beginning of
year.............   587,377,742   428,043,575
                   ------------- -------------
Net assets at end
of year..........  $682,184,704  $587,377,742
                   ============= =============

-----

* From May 1, 1996 (commencement of operations)

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

               FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                         SHORT-TERM
                                                            U.S.             SMALL CAP   INTERNATIONAL   EQUITY    STRATEGIC
                              MANAGED                    GOVERNMENT            VALUE     OPPORTUNITIES   INDEX        BOND
                            SUBACCOUNT                   SUBACCOUNT          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                   ------------------------------  ------------------------  ----------  ------------- ----------  ----------
                        1996            1995          1996         1995        1996*         1996*       1996*       1996*
                   --------------  --------------  -----------  -----------  ----------  ------------- ----------  ----------
Increase in net
assets from
operations:
 Net investment
 income (loss)...  $  129,087,578  $   94,242,988  $   254,336  $   110,546  $   36,273   $   (2,708)  $   83,944  $   92,197
 Net realized
 gain (loss).....      12,361,012       5,271,590       (9,939)      33,726       5,580       (1,023)         518         317
 Net unrealized
 appreciation
 (depreciation)
 during the year.     (41,260,217)    129,134,123     (104,619)      54,822      89,251       99,796      289,361      16,022
                   --------------  --------------  -----------  -----------  ----------   ----------   ----------  ----------
Net increase in
net assets
resulting from
operations.......     100,188,373     228,648,701      139,778      199,094     131,104       96,065      373,823     108,536
From
contractowner
transactions:
 Net premiums
 from
 contractowners..      56,201,877      86,433,676    4,338,920    6,169,362   1,838,183    2,715,936    4,265,069   2,870,583
 Net benefits to
 contractowners..    (118,947,868)   (105,246,492)  (3,599,065)  (1,141,269)   (180,341)    (426,903)    (168,785)   (363,871)
                   --------------  --------------  -----------  -----------  ----------   ----------   ----------  ----------
Net increase
(decrease) in net
assets from
contractowner
transactions.....     (62,745,991)    (18,812,816)     739,855    5,028,093   1,657,842    2,289,033    4,096,284   2,506,712
                   --------------  --------------  -----------  -----------  ----------   ----------   ----------  ----------
Net increase in
net assets.......      37,442,382     209,835,885      879,633    5,227,187   1,788,946    2,385,098    4,470,107   2,615,248
Net assets at
beginning of
year.............   1,126,414,038     916,578,153    5,809,748      582,561         --           --           --          --
                   --------------  --------------  -----------  -----------  ----------   ----------   ----------  ----------
Net assets at end
of year..........  $1,163,856,420  $1,126,414,038  $ 6,689,381  $ 5,809,748  $1,788,946   $2,385,098   $4,470,107  $2,615,248
                   ==============  ==============  ===========  ===========  ==========   ==========   ==========  ==========

-----

* From May 1, 1996 (commencement of operations).

See accompanying notes.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

                      NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31, 1996

1. ORGANIZATION

  John Hancock Variable Annuity Account U (the Account) is a separate investment account of John Hancock Mutual Life Insurance Company (JHMLICO or John Hancock). The Account was formed to fund variable annuity contracts (Contracts) issued by JHMLICO. Currently, the Account funds the Accommodator and Independence Annuity Contracts. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of eighteen subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund). New subaccounts may be added as new Portfolios are added to the Fund or as other investment options are developed and made available to contractowners. The eighteen Portfolios of the Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index and Strategic Bond Subaccounts. Each Portfolio has a different investment objective.

  The assets of the Account are the property of JHMLICO. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business JHMLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund are valued at the reported net asset value of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of Fund shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHMLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHMLICO has the right to charge the Account any federal income taxes, or provisions for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, John Hancock does not make a charge for income or other taxes. JHMLICO retains the right to charge the Account for any federal income taxes arising from changes in the tax law. Charges for state and local taxes, if any, attributable to the Account may also be made.

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

 Expenses

  JHMLICO assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at an annual rate of 1.00% and 1.40% of net assets of the Accommodator and Independence Contracts, respectively.

  JHMLICO makes certain other deductions from contractowner payments for administrative expenses, premium taxes, guaranteed minimum death benefit, sales charges on purchases (Accommodator only) and the surrender fee and annual contract fee (Independence only), which are accounted for as a reduction of net assets resulting from contractowner transactions.

3. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund at December 31, 1996 were as follows:

                PORTFOLIO             SHARES OWNED      COST          VALUE
                ---------             ------------ -------------- --------------
     Large Cap Growth................  10,804,393  $  170,140,933 $  188,987,564
     Sovereign Bond..................  29,732,067     291,259,175    290,503,205
     International Equities..........   4,022,443      62,360,050     67,701,763
     Small Cap Growth................     441,785       4,505,276      4,388,830
     International Balanced..........      76,697         774,200        797,114
     Mid Cap Growth..................     279,747       2,806,025      2,859,666
     Large Cap Value.................     270,961       2,849,802      3,004,811
     Money Market....................   6,409,678      64,096,778     64,096,778
     Mid Cap Value...................     100,579       1,065,465      1,141,426
     Special Opportunities...........   2,774,935      39,937,249     45,847,219
     Real Estate Equity..............   5,875,788      69,420,386     85,994,087
     Growth & Income.................  46,551,524     577,688,055    682,184,704
     Managed.........................  87,165,185   1,119,273,825  1,163,856,420
     Short-Term U.S. Government......     665,809       6,744,425      6,689,381
     Small Cap Value.................     166,722       1,699,695      1,788,946
     International Opportunities.....     225,070       2,285,302      2,385,098
     Equity Index....................     402,819       4,180,746      4,470,107
     Strategic Bond..................     257,448       2,599,226      2,615,248

                 JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund during 1996, were as follows:

                         PORTFOLIO                       PURCHASES     SALES
                         ---------                      ----------- -----------
     Large Cap Growth.................................. $34,272,417 $10,878,379
     Sovereign Bond....................................  23,275,272  36,999,178
     International Equities............................   4,550,110   9,940,199
     Small Cap Growth..................................   5,109,624     566,139
     International Balanced............................     818,807      45,208
     Mid Cap Growth....................................   3,007,489     198,531
     Large Cap Value...................................   2,969,205     125,346
     Money Market......................................  29,006,499  29,963,588
     Mid Cap Value.....................................   1,184,409     119,216
     Special Opportunities.............................  28,722,744   2,465,032
     Real Estate Equity................................   8,239,725   7,742,366
     Growth & Income...................................  96,667,401  32,151,339
     Managed........................................... 151,241,248  84,899,661
     Short-Term U.S. Government........................   3,792,056   2,797,865
     Small Cap Value...................................   1,838,524     144,408
     International Opportunities.......................   2,633,277     346,952
     Equity Index......................................   4,339,120     158,892
     Strategic Bond....................................   2,974,070     375,161

                  JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

4. NET ASSETS

  Accumulation shares attributable to net assets of contractowners and accumulation share values for each subaccount at December 31, 1996 were as follows:

                                   ACCOMMODATOR              INDEPENDENCE
                             ------------------------- -------------------------
                             ACCUMULATION ACCUMULATION ACCUMULATION ACCUMULATION
        SUBACCOUNT              SHARES    SHARE VALUES    SHARES    SHARE VALUES
        ----------           ------------ ------------ ------------ ------------
Large Cap Growth...........     159,241     $24.935      8,238,974    $22.456
Sovereign Bond.............   1,980,126      44.514     12,517,535     16.119
International Equities.....     131,774      16.246      4,551,590     14.404
Small Cap Growth...........      15,438       9.884        429,750      9.857
International Balanced.....       3,139      10.602         72,243     10.573
Mid Cap Growth.............      14,603      10.200        266,458     10.173
Large Cap Value............      11,411      11.315        254,841     11.284
Money Market...............     857,514      22.554      3,579,555     12.414
Mid Cap Value..............       5,764      11.540         93,392     11.510
Special Opportunities......      75,662      11.055      2,635,223     17.080
Real Estate Equity.........     103,394      21.908      3,847,062     21.764
Growth & Income............   2,065,540     111.437     20,011,363     22.505
Managed....................   1,053,821      20.449     61,132,257     18.686
Short-Term U.S. Government.      16,015      10.350        585,831     11.136
Small Cap Value............       2,982      10.960        160,674     10.931
International
 Opportunities.............       6,637      10.601        218,939     10.573
Equity Index...............       3,749      11.347        391,237     11.317
Strategic Bond.............       7,670      10.600        239,685     10.572

  The net assets attributable to JHMLICO represent JHMLICO's funds deposited in the Account. At its discretion, these amounts may be transferred by JHMLICO to its general account.

5. TRANSACTIONS WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHMLICO or the Fund.

             REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Contractowners

John Hancock Variable Annuity Account U

 of John Hancock Mutual Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Annuity Account U (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index and Strategic Bond Subaccounts) as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Annuity Account U at December 31, 1996, and the results of their operations and changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.


                                                        ERNST & YOUNG LLP

Boston, Massachusetts

February 7, 1997

             REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders

John Hancock Mutual Life Insurance Company

  We have audited the accompanying statutory-basis statements of financial position of John Hancock Mutual Life Insurance Company as of December 31, 1996 and 1995, and the related statutory-basis summaries of operations, changes in policyholders' contingency reserves and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our report dated February 7, 1996, we expressed an opinion that the 1995 financial statements of the Company fairly present, in all material respects, the Company's financial position, results of operations, and cash flows in conformity with generally accepted accounting principles for mutual life insurance companies and with reporting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. As described in Note 1, the accompanying statutory-basis financial statements are no longer considered to be prepared in conformity with generally accepted accounting principles. Accordingly, our present opinion on the 1995 financial statements, as presented in the following paragraph, is different from that expressed in our previous report.

  In our opinion, because of the effects of the matter described in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Mutual Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

  Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Mutual Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                          ERNST & YOUNG LLP

Boston, Massachusetts

February 14, 1997

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

             STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                                 December 31
                                                             -------------------
                                                               1996      1995
                                                             --------- ---------
                                                                (In millions)
ASSETS
Bonds--Note 6............................................... $22,467.0 $21,108.5
Stocks:
  Preferred.................................................     416.2     338.8
  Common....................................................     249.8     130.9
  Investments in affiliates.................................   1,268.9   1,265.3
                                                             --------- ---------
                                                               1,934.9   1,735.0
Mortgage loans on real estate--Note 6.......................   7,964.0   8,801.5
Real estate:
  Company occupied..........................................     372.1     377.4
  Investment properties.....................................   2,042.3   1,949.5
                                                             --------- ---------
                                                               2,414.4   2,326.9
Policy loans................................................   1,589.3   1,621.3
Cash items:
  Cash in banks and offices.................................     348.4     286.6
  Temporary cash investments................................   1,068.3     254.1
                                                             --------- ---------
                                                               1,416.7     540.7
Premiums due and deferred...................................     278.4     234.0
Investment income due and accrued...........................     547.8     597.5
Other general account assets................................   1,009.9     883.0
Assets held in separate accounts............................  13,969.1  12,928.2
                                                             --------- ---------
TOTAL ASSETS................................................ $53,591.5 $50,776.6
                                                             ========= =========
Obligations and Policyholders' Contingency Reserves
OBLIGATIONS
  Policy reserves........................................... $18,544.0 $17,711.4
  Policyholders' and beneficiaries' funds...................  14,679.3  14,724.8
  Dividends payable to policyholders........................     395.5     378.6
  Policy benefits in process of payment.....................     236.3     217.1
  Other policy obligations..................................     210.5     159.6
  Asset valuation reserve--Note 1...........................   1,064.8   1,014.3
  Federal income and other accrued taxes--Note 1............     125.1     250.5
  Other general account obligations.........................   1,521.7     873.2
  Obligations related to separate accounts..................  13,958.2  12,913.6
                                                             --------- ---------
TOTAL OBLIGATIONS...........................................  50,735.4  48,243.1
Policyholders' Contingency Reserves
  Surplus notes--Note 2.....................................     450.0     450.0
  Special contingency reserve for group insurance...........     194.8     193.1
  General contingency reserve...............................   2,211.3   1,890.4
                                                             --------- ---------
TOTAL POLICYHOLDERS' CONTINGENCY RESERVES...................   2,856.1   2,533.5
                                                             --------- ---------
TOTAL OBLIGATIONS AND POLICYHOLDERS' CONTINGENCY RESERVES... $53,591.5 $50,776.6
                                                             ========= =========

  The accompanying notes are an integral part of the statutory-basis financial statements.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

STATUTORY-BASIS SUMMARY OF OPERATIONS AND CHANGES IN POLICYHOLDERS' CONTINGENCY
                                 RESERVES

                                                      Year ended December 31
                                                      ------------------------
                                                         1996         1995
                                                      -----------  -----------
                                                           (In millions)
Income
  Premiums, annuity considerations and pension fund
   contributions..................................... $   8,003.1  $   8,127.8
  Net investment income--Note 4......................     2,803.1      2,678.5
  Other, net.........................................        68.6         90.8
                                                      -----------  -----------
                                                         10,874.8     10,897.1
Benefits and Expenses
  Payments to policyholders and beneficiaries:
    Death benefits...................................       886.8        787.4
    Accident and health benefits.....................       300.9        321.3
    Annuity benefits.................................     1,539.4      1,342.7
    Surrender benefits and annuity fund withdrawals..     5,565.4      5,243.6
    Matured endowments...............................        20.6         19.8
                                                      -----------  -----------
                                                          8,313.1      7,714.8
  Additions to reserves to provide for future
   payments to policyholders and beneficiaries.......       880.5      1,497.0
  Expenses of providing service to policyholders and
   obtaining new insurance:
    Field sales compensation and expenses............       275.0        277.4
    Home office and general expenses.................       514.8        455.8
  Payroll, state premium and miscellaneous taxes.....        70.9         78.6
                                                      -----------  -----------
                                                         10,054.3     10,023.6
                                                      -----------  -----------
      GAIN FROM OPERATIONS BEFORE DIVIDENDS TO
       POLICYHOLDERS, FEDERAL INCOME TAXES AND NET
       REALIZED CAPITAL GAINS (LOSSES)...............       820.5        873.5
Dividends to policyholders...........................       399.4        465.9
Federal income taxes--Note 1.........................       107.1        128.5
                                                      -----------  -----------
                                                            506.5        594.4
                                                      -----------  -----------
      GAIN FROM OPERATIONS BEFORE NET REALIZED
       CAPITAL GAINS (LOSSES)........................       314.0        279.1
Net realized capital gains (losses)--Note 5..........       (43.6)        21.2
                                                      -----------  -----------
      NET INCOME.....................................       270.4        300.3
Other increases (decreases) in policyholders'
 contingency reserves:
  Net unrealized capital losses and other
   adjustments--Note 5............................... $     191.7  $     (85.1)
  Valuation reserve changes--Note 1..................       (27.5)         0.0
  Prior years' federal income taxes..................       (28.9)       (36.8)
  Other reserves and adjustments.....................       (83.1)       25.19
                                                      -----------  -----------
      NET INCREASE IN POLICYHOLDERS' CONTINGENCY
       RESERVES......................................       322.6        203.5
Policyholders' contingency reserves at beginning of
 year................................................     2,533.5      2,330.0
                                                      -----------  -----------
POLICYHOLDERS' CONTINGENCY RESERVES AT END OF YEAR... $   2,856.1  $   2,533.5
                                                      ===========  ===========

  The accompanying notes are an integral part of the statutory-basis financial statements.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

                 STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                      Year ended December 31
                                                      ------------------------
                                                         1996         1995
                                                      -----------  -----------
                                                           (In millions)
Cash Flows From Operating Activities:
  Insurance premiums, annuity considerations and de-
   posits............................................ $   8,120.4  $   8,280.3
  Net investment income..............................     2,965.5      2,756.9
  Benefits to policyholders and beneficiaries........    (8,476.6)    (7,917.6)
  Dividends paid to policyholders....................      (382.6)      (464.9)
  Insurance expenses and taxes.......................      (884.1)      (795.1)
  Net transfers from separate accounts...............       198.2        132.0
  Other, net.........................................      (602.7)      (202.7)
                                                      -----------  -----------
    NET CASH PROVIDED FROM OPERATIONS................       938.1      1,788.9
                                                      -----------  -----------
Cash Flows Used In Investing Activities:
  Bond purchases.....................................    (7,590.7)    (6,456.9)
  Bond sales.........................................     2,812.4      2,874.9
  Bond maturities and scheduled redemptions..........     2,241.0      1,600.6
  Bond prepayments...................................     1,223.2        795.9
  Stock purchases....................................      (391.2)      (224.3)
  Proceeds from stock sales..........................       573.2        131.4
  Real estate purchases..............................      (447.7)      (375.1)
  Real estate sales..................................       382.1        365.0
  Other invested assets purchases....................      (214.7)       (46.5)
  Proceeds from the sale of other invested assets....       183.6        251.1
  Mortgage loans issued..............................    (1,582.7)    (2,041.6)
  Mortgage loan repayments...........................     2,247.3      1,277.9
  Other, net.........................................       205.3       (506.6)
                                                      -----------  -----------
    NET CASH USED IN INVESTING ACTIVITIES............      (358.9)    (2,354.2)
                                                      -----------  -----------
Cash Flows From Financing Activities:
  Issuance of short-term note payable................        90.0          0.0
  Issuance of REMIC notes payable....................       292.0        213.1
  Repayment of REMIC notes payable...................       (85.2)         0.0
                                                      -----------  -----------
    NET CASH PROVIDED FROM FINANCING ACTIVITIES......       296.8        213.1
                                                      -----------  -----------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
 INVESTMENTS.........................................       876.0       (352.2)
Cash and temporary cash investments at beginning of
 year................................................       540.7        892.9
                                                      -----------  -----------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR... $   1,416.7  $     540.7
                                                      ===========  ===========

  The accompanying notes are an integral part of the statutory-basis financial statements.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

              NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Mutual Life Insurance Company (the Company) provides a broad range of financial services and insurance products. The Company's insurance operations focus principally in three segments: the Retail Sector, which encompasses the Company's individual life, annuity, and long-term care operations; Group Pension, which offers single premium annuity and guaranteed investment contracts through both the general and separate accounts; and Business Insurance, its group life, health, and long-term care operations including administrative services provided to group customers. On October 10, 1996, the Company entered into an agreement to sell its group health and a portion of its group life business to WellPoint Health Networks Inc. of California during the first quarter of 1997. In addition, through its subsidiaries and affiliates, the Company also offers a wide range of investment management and advisory services and other related products including life insurance products for the Canadian market, sponsorship and distribution of mutual funds, real estate financing and management, and various other financial services. Investments in these subsidiaries and other affiliates are recorded on the statutory equity method.

The Company is domiciled in the Commonwealth of Massachusetts and licensed in all fifty of the United States, the District of Columbia, Puerto Rico, Guam, the US Virgin Islands, and Canada. The Company distributes its individual products in North America primarily through a career agency system. The career agency system is composed of company-owned, unionized branch offices and independent general agencies. The Company also distributes its individual products through several alternative distribution channels.

The Company markets pension and other investment-related products primarily to sponsors of retirement and savings plans covering employees of private sector companies, and plans covering public employees and collective bargaining unions and non-profit organizations. Products are marketed and sold through a combination of group pension field employee representatives, as well as marketing personnel and investment professionals employed by the Company.

The Company distributes its group benefit products through group representatives, who are John Hancock employees or through intermediaries, in key markets nationwide.

The preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP). The 1995 financial statements presented for comparative purposes were previously described as being prepared in accordance with GAAP for mutual life insurance companies. Pursuant to Financial Accounting Standards Board Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), as amended, which is effective for 1996 financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES-- CONTINUED

when presented in comparative form with financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to policyholders' contingency reserves rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) surplus notes are reported as surplus rather than as liabilities. The effects of the foregoing variances from GAAP have not been determined, but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be completed in 1999 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's statutory surplus cannot be determined at this time and could be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at market. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES-- CONTINUED

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment and company-occupied real estate is carried at depreciated cost, less encumbrances. Depreciation on investment and company-occupied real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $393.5 million and $361.7 million at December 31, 1996 and 1995, respectively.

  Real estate acquired in satisfaction of debt and held for sale, which is classified with investment properties, is carried at the lower of cost or fair value as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

  Other invested assets, which are classified with other general account assets, include real estate and energy joint ventures and limited partnerships and generally are valued based on the Company's equity in the underlying net assets.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. The Company makes additional contributions to the AVR in excess of the required amounts to account for potential losses and risks in the investment portfolio when the Company believes such provisions are prudent. Changes to the AVR are charged or credited directly to policyholders' contingency reserves.

The Company also records the NAIC prescribed Interest Maintenance Reserve
(IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1996, the IMR, net of 1996 amortization of $18.9 million, amounted to $121.7 million which is included in other policy obligations. The corresponding 1995 amounts were $16.4 million and $69.5 million, respectively.

Property and Equipment: Data processing equipment, which amounted to $41.6 million in 1996 and $52.9 million in 1995 and is included in other general account assets, is reported at depreciated cost, with depreciation recorded on a straight-line basis. Nonadmitted furniture and equipment also is depreciated on a straight-line basis. The useful lives of these assets range from three to twenty years. Depreciation expense was $31.0 million in 1996 and $38.0 million in 1995.

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the summary of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES-- CONTINUED

Fair Values of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments. The fair values for common and preferred stocks, other than subsidiary investments which are carried at equity values, are based on quoted market prices.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amounts in the statement of financial position for policy loans approximates their fair value.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1996. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

  Fair values for the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The fair value for fixed-rate deferred annuities is the cash surrender value, which represents the account value less applicable surrender charges. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net income. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to policyholders' contingency reserves.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES-- CONTINUED

Interest Rate and Currency Rate Swap Contracts and Financial Futures
Contracts: The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

Foreign Exchange Gains and Losses: Foreign exchange gains and losses are reflected as direct credits or charges to policyholders' contingency reserves through unrealized capital gains and losses.

Policy Reserves: Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for traditional individual life insurance policies are maintained using the 1941, 1958 and 1980 Commissioner's Standard Ordinary and American Experience Mortality Tables, with assumed interest rates ranging from 2 1/2% to 6%, and using principally the net level premium method for policies issued prior to 1978 and a modified preliminary term method for policies issued in 1979 and later. Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971 and 1983, the 1971 Individual Annuity Mortality Table and the a-1983 Individual Annuity Mortality Table, with interest rates ranging from 2% to 11 1/4%.

Reserves for deposit administration funds and immediate participation guarantee funds are based on accepted actuarial methods at various interest rates. Accident and health policy reserves generally are calculated using either the two-year preliminary term or the net level premium method based on various morbidity tables.

The statement value and fair value for investment-type insurance contracts are as follows:

                                         December 31, 1996   December 31, 1995
                                        ------------------- -------------------
                                        Statement   Fair    Statement   Fair
                                          Value     Value     Value     Value
                                        --------- --------- --------- ---------
                                                     (In millions)
Guaranteed investment contracts........ $11,921.6 $11,943.2 $12,014.3 $12,325.3
Fixed-rate deferred and immediate
 annuities.............................   3,909.3   3,886.1   3,494.5   3,478.6
Supplementary contracts without life
 contingencies.........................      45.6      46.0      39.6      40.7
                                        --------- --------- --------- ---------
                                        $15,876.5 $15,875.3 $15,548.4 $15,844.6
                                        ========= ========= ========= =========

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company and its subsidiaries and affiliates are combined in filing a consolidated federal income tax return for the group. The federal income taxes of the Company are determined on a separate return basis with certain adjustments.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES-- CONTINUED

Income before taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, the limitation placed on the tax deductibility of mutual companies' policyholder dividends, accelerated depreciation, differences in policy and contract liabilities for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

Amounts for disputed tax issues relating to prior years are charged or credited directly to policyholders' contingency reserves. No provision is generally recognized for temporary differences that may exist between financial reporting and taxable income.

When determining its consolidated federal income tax expense, the Company uses a number of estimated amounts that may change when the actual tax return is completed. In addition, the Company must also use an estimated differential earnings rate (DER) to compute the equity tax portion of its federal income tax expense. Because the DER is set by the Internal Revenue Service in the second subsequent year, a true-up adjustment (i.e., effect of the difference between the estimated and final DER) is necessary.

Certain subsidiaries acquired by the Company have potential tax loss carryforwards of $114.1 million expiring through 1998. These amounts may be used in the consolidated tax return, but only to offset future taxable income related to those subsidiaries. The Company made federal tax payments of $309.9 million in 1996 and $211.5 million in 1995.

Adjustments to Policy Reserves and Policyholders' and Beneficiaries'
Funds: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions or increased benefits. Reserve modifications resulting from such determinations are recorded directly to policyholders' contingency reserves. During 1996, the Company refined certain actuarial assumptions inherent in the calculation of reserves related to guaranteed investment contracts resulting in a $27.5 million decrease in policyholders' contingency reserves at December 31, 1996.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Restructuring Charge: In 1994, the Company provided for restructuring charges of $57.8 million in accordance with the Company's plan to reduce its cost structure and consolidate operations. The restructuring charge includes severance costs and facilities consolidation expenses. During 1996 and 1995, the Company paid $8.6 million and $32.9 million, respectively, under its restructuring plan. The remaining liability for restructuring charges at December 31, 1996 was $5.7 million.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives notice that an amount is payable to a guaranty fund.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES-- CONTINUED

Reclassifications: Certain 1995 amounts have been reclassified to permit comparison with the corresponding 1996 amounts.

NOTE 2--SURPLUS NOTES

On February 25, 1994, the Company issued $450 million of surplus notes that bear interest at 7 3/8% and are scheduled to mature on February 15, 2024. The issuance of the surplus notes was approved by the Commonwealth of Massachusetts Division of Insurance and any payment of interest on and principal of the notes may be made only with the prior approval of the Commissioner of the Commonwealth of Massachusetts Division of Insurance. Surplus notes are reported as part of policyholders' contingency reserves rather than liabilities. Interest of $33.2 million was paid on the notes during each of 1996 and 1995.

NOTE 3--BORROWED MONEY

At December 31, 1996, the Company had a $500 million syndicated line of credit. There are 26 banks who are part of the syndicate which is under the leadership of Morgan Guaranty Trust Company of New York. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement, which terminates on June 30, 2001. The agreement does not contain a material adverse change clause. Under the terms of the agreement, the Company is required to maintain certain minimum levels of net worth and comply with certain other covenants. As of December 31, 1996, these covenants were met; however, no amounts had been borrowed under this agreement.

In 1995, the Company issued $213.1 million of debt through a Real Estate Mortgage Investment Conduit (REMIC). As collateral to the debt, the Company pledged $1,065.8 million of commercial mortgages to the REMIC Trust. In addition, the Company has guaranteed the timely payment of principal and interest on the debt. The debt was issued in two notes of equal amounts with last scheduled payment dates on March 25, 1997 and June 25, 1998, respectively. The interest rates on the two notes are calculated on a floating basis, based on the monthly LIBOR rates plus 22 and 27 basis points, respectively. The LIBOR rates were 5.50% and 5.9375%, respectively, at December 31, 1996 and 1995. The outstanding balances of the notes totaled $127.9 million and $213.1 million at December 31, 1996 and 1995, respectively, and are included in other general account obligations.

In 1996, the Company issued $292.0 million of debt through a REMIC (REMIC II). As collateral to the debt, the Company pledged $1,455.4 million of commercial mortgages to the REMIC II Trust. The debt was issued in two notes. The class A1 notes totaled $70.0 million with a last scheduled payment date of December 26, 1997. The class A2 notes totaled $222.0 million with a last scheduled payment date of July 26, 1999. The interest rates on the two notes are calculated on a floating basis, based on the monthly LIBOR rate plus 5 and 19 basis points, respectively. The outstanding balances of the notes totaled $292.0 million at December 31, 1996 and are included in other general account obligations.

On December 31, 1996, the Company had outstanding a short-term note of $90.0 million payable to an affiliate at 5.70%. The note, which is included in other general account obligations, was repaid in early January 1997.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 4--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:

                                                                   1996   1995
                                                                  ------ ------
                                                                  (In millions)
Investment expenses.............................................. $333.8 $332.9
Interest expense.................................................   48.1   38.3
Depreciation on real estate and other invested assets............   73.3   62.7
Real estate and other investment taxes...........................   65.2   61.2
                                                                  ------ ------
                                                                  $520.4 $495.1
                                                                  ====== ======

NOTE 5--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:

                                                                1996    1995
                                                               ------  -------
                                                               (In millions)
Net gains from asset sales and foreclosures................... $ 81.2  $ 118.6
Capital gains tax.............................................  (53.7)   (64.2)
Net capital gains transferred to the IMR......................  (71.1)   (33.2)
                                                               ------  -------
  Net Realized Capital Gains (Losses)......................... $(43.6) $  21.2
                                                               ======  =======

Net unrealized capital gains (losses) and other adjustments consist of the following items:

                                                                1996    1995
                                                               ------  -------
                                                               (In millions)
Net gains from changes in security values and book value
 adjustments.................................................. $242.2  $  93.4
Increase in asset valuation reserve...........................  (50.5)  (178.5)
                                                               ------  -------
  Net Unrealized Capital Gains (Losses) and Other Adjustments. $191.7  $ (85.1)
                                                               ======  =======

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS

The statement value and fair value of bonds are shown below:

                                                 Gross      Gross
                                     Statement Unrealized Unrealized
                                       Value     Gains      Losses   Fair Value
                                     --------- ---------- ---------- ----------
                                                   (In millions)
    Year ended December 31, 1996
    ----------------------------
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies.......... $   430.2  $    8.8    $  4.2   $   434.8
Obligations of states and political
 subdivisions.......................     175.2       8.8       3.9       180.1
Debt securities issued by foreign
 governments........................     203.5      30.1       0.0       233.6
Corporate securities................  16,902.1   1,083.2     112.6    17,872.7
Mortgage-backed securities..........   4,756.0     116.3      54.5     4,817.8
                                     ---------  --------    ------   ---------
  Total bonds                        $22,467.0  $1,247.2    $175.2   $23,539.0
                                     =========  ========    ======   =========
    Year ended December 31, 1995
    ----------------------------
U.S. Treasury securities and
 Obligations of U.S. government
 corporations and agencies.......... $   638.5  $   42.5    $  0.2   $   680.8
Obligations of states and political
 subdivisions.......................     194.1      20.6       0.1       214.6
Debt securities issued by foreign
 governments........................     297.7      42.2       0.0       339.9
Corporate securities................  18,358.6   1,818.3      73.9    20,103.0
Mortgage-backed securities..........   1,619.6      57.9      20.8     1,656.7
                                     ---------  --------    ------   ---------
  Total bonds....................... $21,108.5  $1,981.5    $ 95.0   $22,995.0
                                     =========  ========    ======   =========

The statement value and fair value of bonds at December 31, 1996, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                            Statement   Fair
                                                              Value     Value
                                                            --------- ---------
                                                               (In millions)
     Due in one year or less............................... $ 1,430.4 $ 1,463.8
     Due after one year through five years.................   5,987.3   6,226.8
     Due after five years through ten years................   5,421.9   5,732.3
     Due after ten years...................................   4,871.4   5,298.3
                                                            --------- ---------
                                                             17,711.0  18,721.2
     Mortgage-backed securities............................   4,756.0   4,817.8
                                                            --------- ---------
                                                            $22,467.0 $23,539.0
                                                            ========= =========

Proceeds from sales of bonds during 1996 and 1995 were $2.8 billion and $2.9 billion, respectively. Gross gains of $43.8 million in 1996 and $69.7 million in 1995 and gross losses of $27.6 million in 1996 and $44.3 million in 1995 were realized on these transactions.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS--CONTINUED

The cost of common stocks was $136.1 million and $78.1 million at December 31, 1996 and 1995, respectively. At December 31, 1996, gross unrealized appreciation on common stocks totaled $135.0 million, and gross unrealized depreciation totaled $21.3 million. The fair value of preferred stock totaled $416.2 million at December 31, 1996 and $338.8 million at December 31, 1995.

Mortgage loans with outstanding principal balances of $56.0 million, bonds with amortized cost of $159.7 million and real estate with depreciated cost of $23.0 million were nonincome producing for the twelve months ended December 31, 1996.

Restructured commercial mortgage loans aggregated $385.8 million and $466.0 million as of December 31, 1996 and 1995, respectively. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded were as follows:

                                                         Year ended December 31
                                                         -----------------------
                                                            1996        1995
                                                         ----------- -----------
                                                              (In millions)
     Expected........................................... $      46.3 $      47.0
     Actual.............................................        29.1 $      26.8

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

At December 31, 1996, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.

        Property
          Type           Statement Value
        --------         ---------------
                          (In millions)
Apartments..............    $1,667.9
Hotels..................       147.4
Industrial..............       882.1
Office buildings........     1,707.0
Retail..................     1,489.8
1-4 Family..............         7.4
Agricultural............     1,608.1
Other...................       454.3
                            --------
                            $7,964.0
                            ========

        Property
          Type           Statement Value
        --------         ---------------
                          (In millions)
East North Central......    $  734.6
East South Central......       158.9
Middle Atlantic.........     1,543.3
Mountain................       382.8
New England.............       843.9
Pacific.................     2,015.4
South Atlantic..........     1,437.6
West North Central......       240.6
West South Central......       558.3
Other...................        48.6
                            --------
                            $7,964.0
                            ========

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS--CONTINUED

At December 31, 1996, the fair values of the commercial and agricultural mortgage loan portfolios were $6.6 billion and $1.8 billion, respectively. The corresponding amounts as of December 31, 1995 were approximately $7.6 billion and $1.8 billion, respectively.

The maximum and minimum lending rates for mortgage loans during 1996 were 9.92% and 7.0% for agricultural loans, 9.25% and 6.75% for other properties, and 8.05% and 7.0% for purchase money mortgages. Generally, the percentage of any loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

NOTE 7--REINSURANCE

Premiums, benefits and reserves associated with reinsurance assumed in 1996 were $742.0 million, $317.8 million, and $14.2 million, respectively. The corresponding amounts in 1995 were $455.2 million, $276.7 million, and $12.7 million, respectively.

The Company cedes business to reinsurers to share risks under life, health and annuity contracts for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1996 were $304.0 million, $217.0 million and $251.2 million, respectively. The corresponding amounts in 1995 were $281.0 million, $217.0 million and $185.4 million, respectively.

Amounts recoverable on paid claims and funds held by reinsurers were as follows:

                                                          Year endedDecember 31
                                                          ---------------------
                                                             1996       1995
                                                          ---------- ----------
                                                              (In millions)
     Reinsurance recoverables............................ $     26.5 $     30.7
     Funds held by reinsurers............................       23.4        2.6

The Company has a coinsurance agreement with another insurer to cede 100% of its individual disability business. Reserves ceded under this agreement, included in the amount shown above, were $226.4 million at December 31, 1996 and $212.7 million at December 31, 1995.

Effective January 1, 1994, John Hancock Variable Life Insurance Company (Variable Life, a wholly-owned affiliate) entered into a modified coinsurance agreement with the Company to reinsure 50% of Variable Life's 1996, 1995 and 1994 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, the Company transferred $24.5 million and $32.7 million of cash for tax, commission, and expense allowances to Variable Life, which decreased the Company's net gain from operations by $15.7 million and $20.3 million in 1996 and 1995, respectively.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 7--REINSURANCE--CONTINUED

Effective January 1, 1996, Variable Life entered into a modified coinsurance agreement with the Company to reinsure 50% of Variable Life's 1995 and 1996 issues of retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, the Company transferred $23.2 million of cash for surrender benefits, tax, reserve increase, commission, expense allowances and premium to Variable Life, which decreased the Company's net gain from operations by $15.1 million in 1996.

To the extent that an assuming reinsurance company is unable to meet its obligations under a reinsurance agreement, the Company remains liable as the direct insurer on all risks reinsured.

No policies issued by the Company have been reinsured with a foreign company which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1996 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 8--BENEFIT PLANS

The Company provides retirement benefits to substantially all employees and general agency personnel. These benefits are provided through both defined benefit and defined contribution pension plans. Pension benefits under the defined benefit plans are based on years of service and average compensation generally during the five years prior to retirement. Benefits related to the Company's defined pension plans paid to employees and retirees covered by annuity contracts issued by the Company amounted to $84.4 million in 1996 and $76.3 million in 1995. The Company's funding policy for qualified defined benefit plans is to contribute annually an amount in excess of the minimum annual contribution required under the Employee Retirement Income Security Act (ERISA). This amount is limited by the maximum amount that can be deducted for federal income tax purposes. The funding policy for nonqualified defined benefit plans is to contribute the amount of the benefit payments made during the year. Plan assets consist principally of listed equity securities, corporate obligations and U.S. government securities.

Defined contribution plans include The Investment Incentive Plan (TIP) and the Savings and Investment Plan (SIP). Employees are eligible to participate in TIP after one year of service and may contribute up to the lesser of 15% of their salary or $9,500 annually to the plan. The Company matches the first 2% of pre-tax contributions and makes an additional annual profit sharing contribution for employees who have completed at least two years of service. Through SIP, marketing representatives, sales managers and agency managers are eligible to contribute up to the lesser of 13% of their salary or $9,500. The Company matches the first 3% of pretax contributions for marketing representatives and the first 2% of pretax contributions for sales managers and agency managers. The Company makes an annual profit sharing contribution of up to 1% for sales managers and agency managers who have completed at least two years of service.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 8--BENEFIT PLANS--CONTINUED

The Company provides additional compensation to certain employees based on achievement of annual and long-term corporate financial objectives.

Pension expense is summarized as follows:

                                                      Year ended December 31
                                                      ------------------------
                                                         1996         1995
                                                      -----------  -----------
                                                           (In millions)
     Defined benefit plans:
       Service cost--benefits earned during the
        period....................................... $      32.4  $      30.1
       Interest cost on the projected benefit
        obligation...................................       107.4        103.5
       Actual return on plan assets..................      (225.1)      (369.5)
       Net amortization and deferral.................        85.0        260.5
                                                      -----------  -----------
                                                             (0.3)        24.6
     Defined contribution plans......................        21.4         19.8
                                                      -----------  -----------
     Total pension expense........................... $      21.1  $      44.4
                                                      ===========  ===========

Assumptions used in accounting for the defined benefit pension plans were as follows:

                                                                     1996  1995
                                                                     ----- -----
     Discount rate.................................................. 7.25% 7.50%
     Weighted rate of increase in compensation levels............... 4.78% 5.10%
     Expected long-term rate of return on assets.................... 8.50% 7.75%

The following table sets forth the funded status and actuarially determined amounts related to the Company's defined benefit pension plans:

                                                      Year ended December 31
                                                      ------------------------
                                                         1996         1995
                                                      -----------  -----------
                                                           (In millions)
     Actuarial present value of benefit obligations:
       Vested benefit obligation..................... $  (1,344.8) $  (1,242.9)
                                                      ===========  ===========
       Accumulated benefit obligation................ $  (1,387.7) $  (1,300.3)
                                                      ===========  ===========
     Projected benefit obligation.................... $  (1,582.4) $  (1,480.0)
     Plan assets fair value..........................     1,787.6      1,645.3
                                                      -----------  -----------
     Excess of plan assets over projected benefit
      obligation.....................................       205.2        165.3
     Unrecognized net gain...........................      (176.1)      (139.1)
     Prior service cost not yet recognized in net
      periodic pension cost..........................        42.8         50.0
     Unrecognized net asset, net of amortization.....       (95.9)      (111.2)
                                                      -----------  -----------
     Net pension liability........................... $     (24.0) $     (35.0)
                                                      ===========  ===========

Since 1988, the Massachusetts Division of Insurance has provided the Company with approval to recognize the pension plan prepaid expense, if any, in accordance with the requirements of SFAS No. 87, "Employers' Accounting for Pensions." The Company furnishes the Division of Insurance with an actuarial certification of the prepaid expense computation on an annual basis.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 9--OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's defined benefit pension plans, the Company has employee welfare plans for medical, dental, and life insurance covering most of its retired employees and general agency personnel. Substantially all employees may become eligible for these benefits if they reach retirement age while employed by the Company. The postretirement health care and dental coverages are contributory based on service for post January 1, 1992 non-union retirees. A small portion of pre-January 1, 1992 non-union retirees also contribute. The applicable contributions are based on service.

In 1993, the Company changed its method of accounting for the costs of its retiree benefit plans to the accrual method and elected to amortize its transition liability for retirees and fully eligible or vested employees over twenty years.

Since 1993, the Company funded a portion of the postretirement obligation. The Company's policy is to fund postretirement benefits for non-union employees to the maximum amount that can be deducted for federal income tax purposes and to fund the benefits for union employees, which are fully tax qualified, at sufficient amounts so that the total accrued liability related to postretirement benefits is zero. As of December 31, 1996, plan assets related to non-union employees were comprised of an irrevocable health insurance contract to provide future health benefits to retirees while plan assets related to union employees were comprised of approximately 70% equity securities and 30% fixed income investments. The following table shows the plans' combined funding status for vested benefits reconciled with the amounts recognized in the Company's statements of financial position.

                                                      December 31
                                          -------------------------------------
                                                1996               1995
                                          ------------------ ------------------
                                          Medical            Medical
                                            and      Life      and      Life
                                          Dental   Insurance Dental   Insurance
                                           Plans     Plans    Plans     Plans
                                          -------  --------- -------  ---------
                                                     (In millions)
Accumulated postretirement benefit
 obligation:
  Retirees............................... $(234.2)  $(100.6) $(236.5)  $ (89.2)
  Fully eligible active plan
   participants..........................   (46.4)    (19.4)   (42.9)    (20.1)
                                          -------   -------  -------   -------
                                           (280.6)   (120.0)  (279.4)   (109.3)
Plan assets at fair value................   132.4       0.0     96.9       0.0
                                          -------   -------  -------   -------
Accumulated postretirement benefit
 obligation in excess of plan assets.....  (148.2)   (120.0)  (182.5)   (109.3)
Unrecognized prior service cost..........    16.7       5.3     18.2       5.8
Unrecognized prior net gain..............   (93.0)      4.0    (84.2)     (4.2)
Unrecognized transition obligation.......   256.8      78.4    272.9      83.3
                                          -------   -------  -------   -------
Accrued postretirement benefit cost...... $  32.3   $ (32.3) $  24.4   $ (24.4)
                                          =======   =======  =======   =======

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 9--OTHER POSTRETIREMENT BENEFIT PLANS--CONTINUED

Net postretirement benefits costs for the years ended December 31, 1996 and 1995 were $47.4 million and $50.2 million, respectively, and include the expected cost of such benefits for newly eligible or vested employees, interest cost, and amortization of the transition liability.

Net periodic postretirement benefits cost included the following components:

                                                        December 31
                                            -------------------------------------
                                                  1996               1995
                                            ------------------ ------------------
                                            Medical            Medical
                                              and      Life      and      Life
                                            Dental   Insurance Dental   Insurance
                                             Plans     Plans    Plans     Plans
                                            -------  --------- -------  ---------
                                                       (In millions)
     Eligibility cost...................... $  7.1     $ 1.8   $  5.3     $ 1.5
     Interest cost.........................   19.8       8.3     21.1       7.8
     Actual return on plan assets..........  (15.9)      0.0    (15.5)      0.0
     Net amortization and deferral.........   20.9       5.4     25.0       5.0
                                            ------     -----   ------     -----
     Net periodic postretirement benefit
      cost................................. $ 31.9     $15.5   $ 35.9     $14.3
                                            ======     =====   ======     =====

The discount rate used in determining the accumulated postretirement benefit obligation at December 31, 1996 was 7.25% (7.5% for 1995). The annual assumed rate of increase in the health care cost trend rate for the medical coverages is 8.0% for 1997 (8.25% was assumed for 1996) and is assumed to decrease gradually to 5.25% in 2001 and remain at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post retirement benefit obligation for the medical coverages as of December 31, 1996 by $28.1 million and the aggregate of the eligibility and interest cost components of net periodic postretirement benefit cost by $2.9 million for 1996 and $3.6 million for 1995.

Postretirement welfare benefits for non-vested employees are not reflected in the above expenses or accumulated postretirement benefit obligations. As of December 31, 1996, the accumulated postretirement benefit obligations for non-vested employees amounted to $69.4 million for medical and dental plans and $10.7 million for life insurance plans. The corresponding amounts as of December 31, 1995 were $67.7 million and $10.8 million, respectively.

NOTE 10--AFFILIATES

The Company has subsidiaries and affiliates in a variety of industries including domestic and foreign life insurance and domestic property casualty insurance, real estate, mutual funds, investment brokerage and various other financial services entities.

Total assets of unconsolidated affiliates amounted to $9.6 billion at December 31, 1996 and $9.5 billion at December 31, 1995; total liabilities amounted to $8.5 billion at December 31, 1996 and $8.3 billion at December 31, 1995; and total net income was $193.0 million in 1996 and $89.5 million in 1995.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 10--AFFILIATES--CONTINUED

During 1996, the Company sold certain of its affiliates including its ongoing property and casualty business and its broker-dealer operations to realign its business objectives.

The Company customarily engages in transactions with its unconsolidated affiliates, including the cession and assumption of certain insurance business under the terms of established reinsurance agreements. Various services are performed by the Company for certain affiliates for which the Company is reimbursed on the basis of cost. Certain affiliates have entered into various financial arrangements relating to borrowings and capital maintenance under which agreements the Company would be obligated in the event of nonperformance by an affiliate (see Note 15).

The Company received dividends of $9.4 million and $9.7 million in 1996 and 1995, respectively, from unconsolidated affiliates.

NOTE 11--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range from 1997 to 2026. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2009. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The Company enters into interest rate cap and floor contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2003.

The Company also uses financial futures contracts to hedge risks associated with interest rate fluctuations on sales of guaranteed investment contracts. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement but not the future cash requirements, as the Company intends to close the open positions prior to settlement. Net deferred losses on future contracts were $0.5 million and $7.7 million at December 31, 1996 and 1995, respectively.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 11--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and, in certain instances, maximum credit risk related to those instruments, is as follows:

                                                                December 31
                                                             -----------------
                                                               1996     1995
                                                             -------- --------
                                                               (In millions)
Futures contracts to purchase securities.................... $  117.6 $   62.2
                                                             ======== ========
Futures contracts to sell securities........................ $  136.4 $  299.9
                                                             ======== ========
Notional amount of interest rate swaps, interest rate
 swaptions, currency rate swaps, interest rate caps and
 interest rate floors to:
  Receive variable rates.................................... $3,822.8 $1,735.0
                                                             ======== ========
  Receive fixed rates....................................... $2,912.5 $1,756.3
                                                             ======== ========

The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that any such losses would be immaterial.

Based on market rates in effect at December 31, 1996, the Company's interest rate swaps, interest rate swaptions, currency rate swaps, interest rate caps, and interest rate floors represented (assets) liabilities to the Company with fair values of $16.4 million, $0.0 million, $41.1 million, $(0.6) million and $(0.1) million, respectively. The corresponding amounts as of December 31, 1995 were $37.0 million, $0.0 million, $23.3 million, $(0.3) million and $0.0 million, respectively.

NOTE 12--LEASES

The Company leases office space and furniture and equipment under various operating leases including furniture and equipment leased under a series of sales-leaseback agreements with a nonaffiliated organization. Rental expense for all operating leases totaled $32.1 million in 1996 and $32.2 million in 1995. Future minimum rental commitments under noncancellable operating leases for office space and furniture and equipment are as follows:

                                                               December 31, 1996
                                                               -----------------
                                                                 (In millions)
     1997.....................................................       $23.2
     1998.....................................................        18.8
     1999.....................................................        15.3
     2000.....................................................        12.3
     2001.....................................................         7.8
     Thereafter...............................................        17.0
                                                                     -----
     Total minimum payments...................................       $94.4
                                                                     =====

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 13--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      December 31, 1996 Percent
                                                      ----------------- -------
                                                        (In millions)
Subject to discretionary withdrawal (with adjust-
 ment):
  With market value adjustment.......................     $ 1,748.9        4.9%
  At book value less surrender charge................       2,681.4        7.5
                                                          ---------      -----
  Total with adjustment..............................       4,430.3       12.4
  Subject to discretionary withdrawal (without ad-
   justment) at book value...........................         815.7        2.3
  Subject to discretionary withdrawal--separate ac-
   counts............................................      11,816.8       33.0
Not subject to discretionary withdrawal:
  General account....................................      17,422.1       48.7
  Separate accounts..................................       1,297.3        3.6
                                                          ---------      -----
Total annuity reserves and deposit liabilities--be-
 fore reinsurance....................................      35,782.2      100.0%
                                                                         =====
Less reinsurance ceded...............................          (0.2)
                                                          ---------
Net annuity reserves and deposit fund liabilities....     $35,782.0
                                                          =========

Any liquidation costs associated with the $11.8 billion of separate accounts subject to discretionary withdrawal are sustained by the separate account contractholders and not by the general account.

NOTE 14--UNPAID CLAIMS

Activity in the liability for accident and health unpaid claims is as follows:

                                                                  1996    1995
                                                                 ------  ------
                                                                 (In millions)
Balance at January 1............................................ $207.7  $216.2
  Less reinsurance recoverables.................................    4.0    (7.3)
                                                                 ------  ------
Net balance at January 1........................................  203.7   208.9
                                                                 ------  ------
Incurred related to:
  Current year..................................................  293.8   301.0
  Prior years...................................................  (36.1)  (25.2)
                                                                 ------  ------
Total incurred..................................................  257.7   275.8
                                                                 ------  ------
Paid related to:
  Current year..................................................  183.7   192.0
  Prior years...................................................   71.7    89.0
                                                                 ------  ------
Total paid......................................................  255.4   281.0
                                                                 ------  ------
Net balance at December 31......................................  206.0   203.7
  Plus reinsurance recoverable..................................    3.0     4.0
                                                                 ------  ------
Balance at December 31.......................................... $209.0  $207.7
                                                                 ======  ======

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 14--UNPAID CLAIMS--CONTINUED

As a result of favorable changes in claim estimates and a decline in fully insured business, the liability for prior year claims decreased in 1996 and 1995.

NOTE 15--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds, preferred and common stocks, and real estate and issue real estate mortgages totaling $619.4 million, $14.7 million, $160.2 million and $275.4 million, respectively, at December 31, 1996. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the credit worthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The fair value of the commitments described above is $1.1 billion at December 31, 1996. The majority of these commitments expire in 1997.

The Company has contingent liabilities, pursuant to guarantee agreements issued in connection with real estate joint ventures, in the amount of $43.3 million.

During 1996, the Company entered into a credit support and collateral pledge agreement with the Federal National Mortgage Association (FNMA). Under the agreement, the Company sold $532.8 million of commercial mortgage loans and acquired an equivalent amount of FNMA securities. The Company completed similar transactions with FNMA in 1991 for $1.042 billion and in 1993 for $71.9 million. FNMA is guarantying the full face value of the bonds of the three transactions to the bondholders. However, the Company has agreed to absorb the first 12.25% of the principal and interest losses (less buy-backs) for the pools of loans involved in the three transactions, based on the total outstanding principal balance of $1.036 billion as of July 1, 1996, but is not required to commit collateral to support this loss contingency. At December 31, 1996, the aggregate outstanding principal balance of all the remaining pools of loans from 1991, 1993, and 1996 is $907.4 million.

Historically, the Company has experienced losses of less than one percent on its multi-family mortgage portfolio. Mortgage loan buy-backs required by the FNMA in 1996 and 1995 amounted to $3.4 million and $0.0 million, respectively.

During 1996, the Company entered into credit support and collateral pledge agreement with the Federal Home Loan Mortgage Corporation (FHLMC). Under the agreement, the Company sold $535.3 million of multi-family loans and acquired and equivalent amount of FHLMC securities. FHLMC is guarantying the full face value of the bonds to the bondholders. However, the Company has agreed to absorb the first 10.5% of original principal and interest losses (less buy-backs) for the pool of loans involved but is not required to commit collateral to support this loss contingency. Historically, the Company has experienced total losses of less than one percent on its multi-family loan portfolio. At December 31, 1996, the aggregate outstanding principal balance of the pools of loans was $535.3 million. There were no mortgage loans buy-backs in 1996.

The Company has a support agreement with JHVLICo under which the Company agrees to continue directly or indirectly to own all of JHVLICo's common stock and maintain JHVLICo's net worth at not less than $1 million.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 15--COMMITMENTS AND CONTINGENCIES--CONTINUED

The Company has a support agreement with John Hancock Capital Corporation
(JHCC) under which the Company agrees to continue directly or indirectly to own all of JHCC's common stock and maintain JHCC's net worth at not less than $1 million. JHCC's outstanding borrowings as of December 31, 1996 were $278.3 million for short-term borrowings and $145.1 million for notes payable.

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Various lawsuits arise against the Company in the course of the Company's business. Purported class actions and individual actions have been or could be brought against the Company in its normal course of business. While the Company specifically denies any wrongdoing, such litigation is subject to many uncertainties, and given the current environment and complexity of various types of litigation, their outcome can not be predicted. Accordingly, the Company has established a litigation reserve. As appropriate, the reserve will be used for legal and other costs related to opposing such litigation or in the ultimate settlement of suits. The reserve has been charged directly to policyholders' contingency reserves of the Company. The Company believes that the ultimate outcome of pending litigation should not have a material adverse effect on the Company's financial position.

                JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY

NOTE 16--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                              Year ended December 31
                                      ----------------------------------------
                                             1996                 1995
                                      -------------------  -------------------
                                      Carrying    Fair     Carrying    Fair
                                       Amount     Value     Amount     Value
                                      --------- ---------  --------- ---------
                                                   (In millions)
Assets
  Bonds--Note 6...................... $22,467.0 $23,539.0  $21,108.5 $22,995.0
  Preferred stocks--Note 6...........     416.2     416.2      338.8     338.8
  Common stocks--Note 6..............     249.8     249.8      130.9     130.9
  Mortgage loans on real estate--Note
   6.................................   7,964.0   8,400.2    8,801.5   9,381.8
  Policy loans--Note 1...............   1,589.3   1,589.3    1,621.3   1,621.3
  Cash and cash equivalents--Note 1..   1,416.7   1,416.7      540.7     540.7
Liabilities
  Guaranteed investment contracts--
   Note 1............................  11,921.6  11,943.2   12,014.3  12,325.3
  Fixed rate deferred and immediate
   annuities--Note 1.................   3,909.3   3,886.1    3,494.5   3,478.6
  Supplementary contracts without
   life contingencies--Note 1........      45.6      46.0       39.6      40.7
Derivatives liabilities relating
 to:--Note 11
Interest rate swaps..................       --       16.4        --       37.0
Currency rate swaps..................       --       41.1        --       23.3
Interest rate caps...................       --       (0.6)       --       (0.3)
Interest rate floors.................       --       (0.1)       --        0.0
Commitments--Note 15.................       --    1,095.7        --    1,070.2

The carrying amounts in the table are included in the statutory-basis statements of financial position. The methods and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements

  1. Condensed Financial Information (Part A)

  2. Statement of Assets and Liabilities, John Hancock Variable Annuity Ac-count U, at December 31, 1996. (Part B)

  3. Statement of Operations, John Hancock Variable Annuity Account U, year ended December 31, 1996. (Part B)

  4. Statement of Changes in Net Assets, John Hancock Variable Annuity Ac-count U, for each of the two years in the period ended December 31, 1996. (Part B)

  5. Notes to Financial Statements, John Hancock Variable Annuity Account U. (Part B)

  6. Statements of Financial Position, John Hancock Mutual Life Insurance Company, at December 31, 1996, and at December 31, 1995. (Part B)

  7. Summary of Operations and Changes in Policyholder's Contingency Re-serves, John Hancock Mutual Life Insurance Company, for each of the two years in the period ended December 31, 1996. (Part B)

  8. Statement of Cash Flows, John Hancock Mutual Life Insurance Company, for each of the two years in the period ended December 31, 1996. (Part B)

  9. Notes to Financial Statements, John Hancock Mutual Life Insurance Compa-ny. (Part B)

  (b) Exhibits:

  1. John Hancock Board Resolution establishing the Continuing Separate Ac-count, dated January 14, 1985 included in Post-Effective Amendment No. 5 to File No. 33-34813, filed April 26, 1995.

  2.   Not Applicable.

  3. Form of Distribution and Servicing Agreement by and among John Hancock Distributors, Inc., John Hancock Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

  4. Form of periodic payment deferred annuity contract (90- 70), included in the original Form N-4 Registration Statement under the Securities Act of 1933 of this Account (File No. 33-34813) filed on May 4, 1990.

  5. Form of annuity contract application (Form 15648), included in the original Form N-4 Registration Statement under the Securities Act of 1933 of this Account (File No. 33-34813) filed on May 4, 1990.

  6. Charter and By-Laws of John Hancock Mutual Life Insurance Company in-cluded in Post-Effective Amendment No. 5 to File No. 33-34813, filed April 26, 1995.

  7.   Not Applicable.

  8.   Not Applicable.

  9. Opinion and Consent of Counsel as to legality of interests being of-fered, included in the original Form N-4 Registration Statement under the Securities Act of 1933 of this Account (File No. 33-34813) filed on May 4, 1990.

  10.(a) Consent of Independent Auditor.

  10.(b) Representation of Counsel Pursuant to Rule 485(b).

  11.  Not Applicable

  12.  Not Applicable.

  13. Diagram of Subsidiaries of John Hancock Mutual Life Insurance Company, incorporated by reference from Post-Effective Amendment No. 13 to the Form N-1A Registration Statement of John Hancock Variable Series Trust I (File No. 33-2081) filed April 24, 1996.

  14. Power of Attorney of Robert J. Tarr, Jr., incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement of John Hancock Mutual Variable Life Account UV (File No. 33-63900) filed April 23, 1997. Copy of Power of Attorney for Michael C. Hawley filed May 1, 1996. Copies of Powers of Attorney for all other directors included in Post-Effective Amendment No. 5 to this File No. 33-34813, filed April 26, 1995.

  27.  Financial Data Schedule

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS

NAME                        POSITION WITH DEPOSITOR
----                        -----------------------
Samuel W. Bodman........... Director
Nelson S. Gifford.......... Director
Richard F. Syron........... Director
William L. Boyan........... President and Chief Operations Officer
E. James Morton............ Director
John F. Magee.............. Director
John M. Connors, Jr........ Director
Stephen L. Brown........... Chairman of the Board and Chief Executive Officer
Michael C. Hawley.......... Director
I. MacAllister Booth....... Director
C. Vincent Vappi........... Director
Randolph W. Bromery........ Director
Robert J. Tarr, Jr......... Director
David F. D'Alessandro...... Senior Executive Vice President and Director
Joan T. Bok................ Director
Robert E. Fast............. Director
Foster L. Aborn............ Vice Chairman of the Board
Lawrence K. Fish........... Director
Kathleen F. Feldstein...... Director
EXECUTIVE OFFICERS OTHER THAN DIRECTORS
Richard S. Scipione........ General Counsel
Thomas E. Moloney.......... Executive Vice President and Chief Financial Officer
Diane M. Capstaff.......... Executive Vice President
Bruce E. Skrine............ Senior Vice President, Counsel and Secretary

All of the above-named officers and directors can be contacted at the follow-ing business address: John Hancock Mutual Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Registrant is a separate account of John Hancock, operated as a unit invest-ment trust. Registrant supports benefits payable under John Hancock's variable annuity contracts by investing in shares of John Hancock Variable Series Trust I (the "Fund") a "series" type of mutual fund, registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and John Hancock Variable Life Insurance Company ("JHVLICO") own all of the Fund's outstanding shares. The purchasers of variable annuity and variable life insurance con-tracts, in connection with which the Fund is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Fund held by Registrant as to certain matters. Subject to the voting instructions, John Hancock directly controls Registrant.

  A diagram of the subsidiaries of John Hancock is incorporated by reference from Exhibit 17 to Post-Effective Amendment No. 13 to the Form N-1A Registra-tion Statement of John Hancock Variable Series Trust I (File No. 33-2081) filed in April 24, 1996. All such subsidiaries are included in John Hancock's consolidated financial statements.

ITEM 27. NUMBER OF CONTRACT OWNERS

  As of February 27, 1997, the number of Contract Owners of variable annuity contracts offered by the Account was 99,802.

ITEM 28. INDEMNIFICATION

  Article 9a of the By-Laws of John Hancock provides indemnification to each present and former director, officer, and employee of John Hancock against litigation expenses and liabilities incurred while acting as such, subject to limitations of law, including under the Act. No indemnification shall be paid if a director or officer is finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of John Hancock. John Hancock may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an under-taking by the person indemnified to repay such amounts if he or she should be determined not be entitled to indemnification.

  Reference is made to Article VI of the ByLaws of the Fund, filed as Exhibit 2 to Post Effective Amendment No. 2 to the Fund's Registration Statement (File No. 33-2081) dated April 12, 1988, which provides that the Fund shall indemni-fy or advance any expenses to the trustees, shareholders, officers, or employ-ees of the Fund to the extent set forth in the Declaration of Trust.

  Sections 6.3 through 6.17 of the Declaration of Trust, included as Exhibit 1 to the Fund's Post Effective Amendment No. 2, relate to the indemnification of trustees, shareholders, officers, and employees. It is provided that the Fund shall indemnify any trustee made a party to any proceeding by reason of serv-ice in that capacity if the trustee (a) acted in good faith and (b) reasonably believed, (1) in the case of conduct in the trustee's official capacity with the Fund, that the conduct was in the best interest of the Fund and (2) in all other cases, that the conduct was at least not opposed to the best interests of the Fund, and (c) in the case of any criminal proceeding, the Fund shall indemnify the trustee if the trustee acted in good faith and had no reasonable cause to believe that the conduct was unlawful. Indemnification may not be made by the Fund unless authorized in each case by a determination by the Board of Trustees or by special legal counsel or by the shareholders. Neither indemnification nor advancement of expenses may be made if the trustee or of-ficer has incurred liability by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties involved in the conduct of his office ("Disabling Conduct"). The means for determining whether indemnifi-cation shall be made shall be (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indem-nified was not liable by reason of Disabling Conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that such person was not liable by reason of Disabling Conduct. Such latter determination may be made either (a) by the vote of a majority of a quorum of Trustees of the Fund who are neither "interested" persons of the Fund (as de-fined in the Act) nor parties to the proceeding or (b) by an independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the trustee or officer agrees to repay the advance (unless it is ulti-mately determined that he is entitled to indemnification) and at least one of three conditions is satisfied: (1) he provides security for his agreement to repay, (2) the Fund is insured against loss by reason of lawful advances, or
(3) a majority of a quorum of the Trustees of the Fund who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the trustee or officer will be found entitled to indemnification.

  Similar types of provisions dealing with the indemnification of the Fund's officers and trustee are hereby incorporated by reference from documents pre-viously filed with the Commission, specifically, Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.f. to Post-Effective Amendment No. 4 to the Registration Statement of the Fund (File No. 33-2081) dated April, 1989), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life In-surance Company (Exhibit 5.a. to the Registration Statement (File No. 33-2081) dated December 11, 1985), Section 14 of the Investment Management Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life

Insurance Company (Exhibit 5.g. to Post-Effective Amendment No. 9 to the Reg-istration Statement (File 33-2081) dated March 2, 1994), Section 14 of the Investment Management Agreement By and Between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 5.k. to Post-Effective Amendment No. 13 to the Fund's Registration Statement (File No. 33-
2081) dated April 30, 1996), Section 7 of the Underwriting and Administrative Services Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 6 to Post-Effective Amendment
No. 4 to the Registration Statement of the Fund (File No. 33-2081) dated April,
1989), Section 15 of the Transfer Agency Agreement by and between John Hancock Variable Series Trust I and John Hancock Mutual Life Insurance Company (Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement of the Fund (File No. 33-2081) dated March 13, 1986), and Section 6 of the Underwriting and Indemnity Agreement By and Among John Hancock Series Trust, John Hancock Distributors, Inc., and John Hancock Mutual Life Insurance Company (Exhibit 6.b. to Post-Effective Amendment No. 14 to Form N-1A Registration Statement of the Fund (File No. 33-2081) filed February 28, 1997).

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Regis-trant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnifi-cation against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) John Hancock Distributors, Inc. is also the principal underwriter for the Fund and John Hancock Variable Annuity Account V and I and John Hancock Variable Life Accounts U, V and S and John Hancock Mutual Variable Life Insurance Account UV.

  (b) Reference is made to the response to Item 25, above.

  (c) The information under "Distribution Agreement and Other Services--Dis-tribution Agreement" in the statement of additional information forming a part of this registration statement is incorporated herein by refer-ence.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  The following entities prepare, maintain, and preserve the records required by
Section 31(a) of the Act for the Registrant and the Fund (as indicated below through written agreements between the parties to the effect that such services will be provided to the Registrant and/or the Fund for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

  John Hancock Distributors, Inc., John Hancock Place, Boston, Massachusetts, 02117, serves as Registrant's distributor and principal underwriter, and in such capacities, keeps records regarding shareholders account records and cancelled stock certificates. John Hancock (at the same address), in its capacity as Registrant's depositor, investment adviser, and transfer agent, keeps all other records required by Section 31(a) of the Act.

ITEM 31. MANAGEMENT SERVICES

    Not applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

  (a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable an-nuity Contracts may be accepted.

  (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

  (c) Registrant hereby undertakes to deliver any Statement of Additional In-formation and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

  (d) Registrant represents that, in connection with the sale of the Con-tracts offered pursuant to this registration statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the re-quirements of Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant has (1) included appropriate disclosure regarding the re-demption restrictions imposed by Section 403(b)(11) in the prospectus;
      (b) included appropriate disclosure regarding the redemption restric-tions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) instructed sales repre-sentatives specifically to bring the redemption restrictions imposed by
      Section 403(b)(11) to the attention of potential plan participants; and
      (4) obtained from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the re-strictions on redemptions imposed by Section 403(b)(11) and (b) the in-vestment alternatives available under the employer's Section 403(b) ar-rangement to which the participant may elect to transfer his contract value.

  (e) John Hancock Mutual Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BE-HALF, IN THE CITY OF BOSTON AND THE COMMONWEALTH OF MASSACHUSETTS ON THIS 22ND DAY OF APRIL, 1997. REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933.

                                         John Hancock Variable Annuity Account
                                          U (Registrant)

                                         By John Hancock Mutual Life Insurance
                                           Company


                                         By     /s/ Stephen L. Brown
                                           ------------------------------------
                                                    STEPHEN L. BROWN
                                            CHAIRMAN OF THE BOARD AND CHIEF
                                                   EXECUTIVE OFFICER

                                         John Hancock Mutual Life Insurance
                                          Company (Depositor)


                                         By     /s/ Stephen L. Brown
                                           ------------------------------------
                                                    STEPHEN L. BROWN
                                            CHAIRMAN OF THE BOARD AND CHIEF
                                                   EXECUTIVE OFFICER

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES WITH JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY AND ON THE DATES INDICATED.


             SIGNATURE                        TITLE                 DATE
             ---------                        -----                 ----
       /s/ Thomas E. Moloney          Chief Financial
------------------------------------   Officer (Principal      April 22, 1997
         THOMAS E. MOLONEY             Financial Officer
                                       and Principal
                                       Accounting Officer)

        /s/ Stephen L. Brown          Chairman of the Board
------------------------------------   and Chief Executive     April 22, 1997
          STEPHEN L. BROWN             Officer (Principal
FOR HIMSELF AND AS ATTORNEY-IN-FACT    Executive Officer)

FOR: Foster L. Aborn         Vice Chairman of the Board
     William L. Boyan        President and Chief Operations Officer
     David F. D'Alessandro   Senior Executive Vice President & Director

  Nelson S. Gifford     Director         E. James Morton          Director
  Richard F. Syron      Director         Michael C. Hawley
  John F. Magee         Director         Joan T. Bok              Director
  John M. Connors, Jr.  Director         Robert E. Fast           Director
  Robert J. Tarr, Jr.   Director         Lawrence K. Fish         Director
  Kathleen F. Feldstein Director         C. Vincent Vappi         Director
  Randolph W. Bromery   Director         Samuel W. Bodman         Director
  I. MacAllister Booth  Director

                                LIST OF EXHIBITS

                                    FORM N-4

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U

EXHIBITS

  10.(a) Consent of Independent Auditor.

  10.(b) Representation of Counsel Pursuant to Rule 485(b).

  27.    Financial Data Schedule